NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account -9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account -9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
	84,345 shares (cost $608,342)	$517,878
Sterling Capital Select Equity VIF (BBGI)
	97,735 shares (cost $820,150)	779,929
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
	2,750,344 shares (cost $38,348,494)	36,524,574
Stock Index Fund, Inc. - Initial Shares (DSIF)
	9,968,827 shares (cost $273,161,368)	293,881,006
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
	1,312,862 shares (cost $33,030,550)	39,267,717
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
	2,527 shares (cost $63,530)	75,081
VA International Equity Fund (HVIE)
	5,274 shares (cost $73,569)	66,605
VA Situs Fund (HVSIT)
	26,268 shares (cost $410,455)	390,075
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
	1,552,143 shares (cost $7,680,459)	10,647,704
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
	2,689 shares (cost $71,215)	74,581
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
	2,634,480 shares (cost $93,730,903)	86,173,845
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
	2,153,535 shares (cost $12,091,205)	11,370,665
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
	2,918,691 shares (cost $10,601,442)	15,089,632
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
	1,486,953 shares (cost $68,258,741)	55,968,917
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
	1,189,888 shares (cost $40,969,653)	44,525,594
Investors Growth Stock Series - Service Class (MIGSC)
	15,870 shares (cost $146,128)	170,920
Mid Cap Growth Series - Service Class (MMCGSC)
	221,544 shares (cost $1,312,672)	1,214,059
New Discovery Series - Service Class (MNDSC)
	54,620 shares (cost $649,122)	750,485
Value Series - Service Class (MVFSC)
	2,559,070 shares (cost $28,845,418)	32,090,742
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
	342,672 shares (cost $5,212,395)	5,136,659
Core Plus Fixed Income Portfolio - Class I (MSVFI)
	310,808 shares (cost $3,167,035)	3,167,134
Core Plus Fixed Income Portfolio - Class II (MSVF2)
	84,057 shares (cost $864,457)	854,857
Emerging Markets Debt Portfolio - Class I (MSEM)
	1,214,588 shares (cost $9,477,779)	10,093,225
Mid Cap Growth Portfolio - Class I (MSVMG)
	4,000 shares (cost $37,599)	44,879
U.S. Real Estate Portfolio - Class I (MSVRE)
	70,536 shares (cost $639,478)	957,176
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
	9,926,160 shares (cost $138,572,235)	138,966,236
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
	196,806 shares (cost $2,740,076)	2,747,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
	1,743,406 shares (cost $27,996,177)	30,056,313
American Funds NVIT Bond Fund - Class II (GVABD2)
	2,125,806 shares (cost $21,970,243)	24,297,961
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
	988,326 shares (cost $18,985,443)	19,390,963
American Funds NVIT Growth Fund - Class II (GVAGR2)
	719,480 shares (cost $35,430,842)	37,132,382
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
	344,724 shares (cost $10,811,553)	12,306,664
Federated NVIT High Income Bond Fund - Class I (HIBF)
	4,165,571 shares (cost $29,229,995)	27,242,837
Federated NVIT High Income Bond Fund - Class III (HIBF3)
	4,880,102 shares (cost $32,842,346)	31,867,063
NVIT Emerging Markets Fund - Class I (GEM)
	111,874 shares (cost $1,352,000)	1,136,638
NVIT Emerging Markets Fund - Class III (GEM3)
	3,189,247 shares (cost $31,915,379)	32,338,960
NVIT Emerging Markets Fund - Class VI (GEM6)
	58,239 shares (cost $567,722)	588,801
NVIT International Equity Fund - Class I (GIG)
	707,430 shares (cost $6,311,448)	5,659,440
NVIT International Equity Fund - Class III (GIG3)
	2,597,642 shares (cost $20,220,058)	20,807,111
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
	11,258 shares (cost $97,197)	89,837
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
	8,496,199 shares (cost $66,498,051)	66,185,392
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
	361,831 shares (cost $3,657,154)	3,596,605
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
	324,897 shares (cost $2,729,761)	2,625,168
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
	849,281 shares (cost $8,543,099)	8,467,328
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
	589,148 shares (cost $5,315,263)	5,602,796
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
	980,444 shares (cost $10,159,369)	10,069,156
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
	1,942,939 shares (cost $18,682,495)	18,943,656
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
	845,850 shares (cost $7,793,778)	7,756,449
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
	849,551 shares (cost $8,591,270)	8,622,948
NVIT Core Bond Fund - Class I (NVCBD1)
	847,153 shares (cost $9,173,792)	9,225,499
NVIT Core Bond Fund - Class II (NVCBD2)
	83,305 shares (cost $864,586)	904,693
NVIT Core Plus Bond Fund - Class II (NVLCP2)
	524,777 shares (cost $5,933,540)	6,019,189
NVIT Fund - Class I (TRF)
	11,559,527 shares (cost $111,808,838)	104,613,719
NVIT Fund - Class II (TRF2)
	52,743 shares (cost $467,971)	475,738
NVIT Government Bond Fund - Class I (GBF)
	18,445,597 shares (cost $216,920,209)	220,055,977
NVIT Government Bond Fund - Class II (GBF2)
	492,754 shares (cost $5,742,009)	5,858,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

American Century NVIT Growth Fund - Class I (CAF)
1,995,016 shares (cost $23,006,343)	27,451,421
NVIT International Index Fund - Class VIII (GVIX8)
750,771 shares (cost $6,499,091)	5,435,585
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
4,543,244 shares (cost $44,878,737)	39,753,389
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
343,293 shares (cost $4,277,004)	4,401,017
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
73,660 shares (cost $1,000,013)	1,017,977
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
4,768,165 shares (cost $46,858,517)	48,635,280
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
21,696,898 shares (cost $222,184,490)	224,128,956
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
10,748,696 shares (cost $123,447,067)	107,164,497
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
6,706,724 shares (cost $70,145,006)	69,682,859
NVIT Mid Cap Index Fund - Class I (MCIF)
5,534,785 shares (cost $96,369,264)	97,135,485
NVIT Money Market Fund - Class I (SAM)
258,642,640 shares (cost $258,642,640)	258,642,640
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,356 shares (cost $11,577)	11,875
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
5,847,754 shares (cost $44,944,717)	51,109,370
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
239 shares (cost $3,145)	1,990
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,135,491 shares (cost $13,272,514)	9,469,993
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
53,173 shares (cost $582,905)	440,802
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,449,496 shares (cost $22,329,849)	22,853,800
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
58,219 shares (cost $460,869)	540,270
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
974,517 shares (cost $8,618,604)	7,854,608
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
412,362 shares (cost $3,243,145)	3,315,393
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
8,355,787 shares (cost $63,138,470)	85,145,468
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
582,017 shares (cost $4,526,906)	5,872,552
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
6,058,300 shares (cost $51,122,473)	60,158,914
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,550,647 shares (cost $18,483,925)	23,771,412
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
25,024 shares (cost $352,684)	374,616
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
9,491,083 shares (cost $103,253,164)	93,771,896
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
86,452 shares (cost $788,841)	840,311
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,598,586 shares (cost $106,819,328)	95,007,996
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
102,149 shares (cost $1,659,880)	1,690,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Multi-Sector Bond Fund - Class I (MSBF)
7,010,034 shares (cost $56,966,799)	60,776,995
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,074,046 shares (cost $11,096,758)	11,073,413
NVIT Large Cap Growth Fund - Class I (NVOLG1)
25,619,435 shares (cost $387,827,768)	376,349,498
NVIT Large Cap Growth Fund - Class II (NVOLG2)
639,338 shares (cost $9,650,705)	9,366,305
Templeton NVIT International Value Fund - Class III (NVTIV3)
295,455 shares (cost $3,797,462)	3,140,683
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,327,881 shares (cost $17,800,038)	22,720,117
NVIT Real Estate Fund - Class I (NVRE1)
10,301,976 shares (cost $69,992,185)	93,335,902
VPS Growth and Income Portfolio - Class B (ALVGIB)
71,886 shares (cost $1,500,057)	1,283,884
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
40,289 shares (cost $1,008,355)	1,049,116
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
505,448 shares (cost $8,018,855)	7,773,788
VP Income & Growth Fund - Class I (ACVIG)
9,115,111 shares (cost $61,033,341)	55,966,780
VP Income & Growth Fund - Class II (ACVIG2)
174,732 shares (cost $1,167,954)	1,072,854
VP Inflation Protection Fund - Class II (ACVIP2)
6,206,438 shares (cost $67,064,921)	72,925,646
VP International Fund - Class I (ACVI)
212,626 shares (cost $1,712,734)	1,579,808
VP International Fund - Class III (ACVI3)
16,112 shares (cost $114,524)	119,713
VP Mid Cap Value Fund - Class I (ACVMV1)
844,934 shares (cost $11,078,212)	11,406,614
VP Mid Cap Value Fund - Class II (ACVMV2)
34,160 shares (cost $421,492)	461,158
VP Ultra(R) Fund - Class I (ACVU1)
24,841 shares (cost $217,857)	235,494
VP Value Fund - Class I (ACVV)
368,974 shares (cost $1,862,065)	2,140,048
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,002,085 shares (cost $20,426,645)	24,365,380
Appreciation Portfolio - Initial Shares (DCAP)
1,684,130 shares (cost $57,616,370)	63,996,936
Appreciation Portfolio - Service Shares (DCAPS)
36,368 shares (cost $1,224,038)	1,372,513
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
1,758 shares (cost $50,260)	46,175
International Value Portfolio - Initial Shares (DVIV)
9,266 shares (cost $108,436)	83,019
Capital Appreciation Fund II - Service Shares (FCA2S)
82,484 shares (cost $485,685)	496,554
High Income Bond Fund II - Service Shares (FHIBS)
333,299 shares (cost $1,924,286)	2,243,100
Quality Bond Fund II - Primary Shares (FQB)
10,106,773 shares (cost $109,598,833)	113,296,924
Quality Bond Fund II - Service Shares (FQBS)
407,405 shares (cost $4,338,301)	4,546,641
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
87,126 shares (cost $753,809)	769,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VIP Fund - Contrafund Portfolio - Service Class (FCS)
487,442 shares (cost $13,202,735)	11,186,802
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,202,724 shares (cost $20,076,491)	22,514,998
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
11,585,527 shares (cost $268,540,486)	215,838,361
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
275,197 shares (cost $6,148,678)	5,066,381
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
1,004,709 shares (cost $9,928,589)	10,348,501
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,462 shares (cost $53,394)	56,042
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
807,249 shares (cost $7,641,356)	8,233,940
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
13,253 shares (cost $122,548)	134,787
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
639,389 shares (cost $6,311,663)	6,195,682
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
32,191 shares (cost $303,883)	311,289
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
35,590 shares (cost $484,141)	650,235
VIP Fund - Growth Portfolio - Service Class (FGS)
4,210,276 shares (cost $130,522,711)	154,980,264
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
62,805 shares (cost $2,207,295)	2,294,264
VIP Fund - High Income Portfolio - Service Class (FHIS)
8,784,632 shares (cost $48,626,631)	47,085,627
VIP Fund - High Income Portfolio - Service Class R (FHISR)
11,111,114 shares (cost $62,714,440)	59,333,346
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,000,181 shares (cost $61,991,194)	64,302,328
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,288,003 shares (cost $34,483,896)	37,261,919
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
209,262 shares (cost $6,047,519)	5,980,716
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,070,230 shares (cost $18,916,918)	14,533,722
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
204,358 shares (cost $3,913,982)	2,736,349
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
1,805,969 shares (cost $35,654,639)	24,470,877
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,211,007 shares (cost $9,675,761)	10,608,419
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,473,240 shares (cost $48,845,533)	49,736,794
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
36,527 shares (cost $681,067)	717,756
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
932,773 shares (cost $15,206,828)	14,485,970
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
828,195 shares (cost $8,836,032)	7,751,908
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,990 shares (cost $29,688)	24,992
Templeton Foreign Securities Fund - Class 3 (TIF3)
579,267 shares (cost $7,860,231)	7,246,632
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
3,015,239 shares (cost $53,189,635)	54,726,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
542,803 shares (cost $4,113,900)	4,119,878
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,113,737 shares (cost $23,960,530)	22,807,222
Guardian Portfolio - I Class Shares (AMGP)
10,087 shares (cost $145,448)	184,492
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,537 shares (cost $231,209)	290,306
Partners Portfolio - I Class Shares (AMTP)
4,634 shares (cost $50,271)	46,297
Regency Portfolio - S Class Shares (AMRS)
181 shares (cost $2,159)	2,783
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
105,436 shares (cost $1,408,144)	1,278,935
Socially Responsive Portfolio - I Class Shares (AMSRS)
576,304 shares (cost $8,298,382)	8,269,964
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
71,160 shares (cost $2,838,713)	2,828,594
Global Securities Fund/VA - Class 3 (OVGS3)
2,634,302 shares (cost $79,767,758)	72,838,464
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,686,261 shares (cost $46,686,395)	46,304,721
Global Securities Fund/VA - Service Class (OVGSS)
64,752 shares (cost $1,766,091)	1,761,900
High Income Fund/VA - Class 3 (OVHI3)
497,987 shares (cost $1,033,822)	956,136
High Income Fund/VA - Non-Service Shares (OVHI)
34,184 shares (cost $204,748)	64,950
High Income Fund/VA - Service Class (OVHIS)
11,829 shares (cost $83,479)	22,593
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
4,565,909 shares (cost $88,755,310)	94,559,966
Main Street Fund(R)/VA - Service Class (OVGIS)
123,401 shares (cost $2,556,670)	2,533,414
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
678,649 shares (cost $11,029,497)	11,652,400
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
9,189 shares (cost $147,161)	156,394
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
1,151,609 shares (cost $49,613,947)	54,194,730
Global Strategic Income Fund/VA: Service Shares (OVSBS)
667,629 shares (cost $3,575,171)	3,665,284
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
826,142 shares (cost $9,703,803)	9,988,055
Low Duration Portfolio - Advisor Class (PMVLAD)
3,660,091 shares (cost $38,127,486)	37,991,745
Real Return Portfolio - Administrative Class (PMVRRA)
87,198 shares (cost $1,205,398)	1,216,419
Total Return Portfolio - Administrative Class (PMVTRA)
245,317 shares (cost $2,729,819)	2,703,393
Total Return Portfolio - Advisor Class (PMVTRD)
563,417 shares (cost $6,323,939)	6,208,851
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
662 shares (cost $13,698)	10,123
Capital Growth Portfolio - Class II (ACEG2)
36,387 shares (cost $928,176)	1,140,737
Comstock Portfolio - Class II (ACC2)
526,731 shares (cost $6,571,376)	5,941,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

V.I. Basic Value Fund - Series II (AVBV2)
10,567 shares (cost $55,993)	64,250
V.I. Capital Appreciation Fund - Series I (AVCA)
2,105 shares (cost $49,907)	45,081
V.I. Capital Appreciation Fund - Series II (AVCA2)
48,850 shares (cost $889,201)	1,028,791
V.I. Capital Development Fund - Series II (AVCD2)
102,207 shares (cost $1,385,254)	1,232,610
V.I. Core Equity Fund - Series I (AVGI)
5,522 shares (cost $138,970)	147,554
V.I. Core Equity Fund - Series II (AVCE2)
24,350 shares (cost $531,265)	645,525
V.I. Equity and Income Fund - Series I (IVKEI1)
17,495 shares (cost $259,315)	238,627
V.I. Global Health Care Fund - Series I (IVHS)
4,894 shares (cost $82,001)	85,012
V.I. Global Real Estate Fund - Series I (IVRE)
23,884 shares (cost $314,694)	289,955
Diversified Stock Fund Class A Shares (VYDS)
360,770 shares (cost $4,115,558)	3,264,968
Micro-Cap Portfolio - Investment Class (ROCMC)
80,602 shares (cost $693,655)	839,069
Series D (Global Series) (SBLD)
26,525 shares (cost $236,585)	228,908
Series J (Mid Cap Growth Series) (SBLJ)
4,693 shares (cost $119,231)	134,912
Series N (Managed Asset Allocation Series) (SBLN)
4,834 shares (cost $81,026)	96,779
Series O (All Cap Value Series) (SBLO)
36,267 shares (cost $707,286)	774,295
Series P (High Yield Series) (SBLP)
15,537 shares (cost $400,265)	415,938
Series Q (Small Cap Value Series) (SBLQ)
28,725 shares (cost $848,240)	921,790
Series V (Mid Cap Value Series) (SBLV)
35,932 shares (cost $1,608,449)	1,920,562
Series X (Small Cap Growth Series) (SBLX)
4,428 shares (cost $83,197)	82,000
Series Y (Select 25 Series) (SBLY)
1,746 shares (cost $16,836)	16,626
Health Sciences Portfolio - II (TRHS2)
486,600 shares (cost $7,953,834)	7,809,937
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
1,222,763 shares (cost $13,903,008)	12,704,506
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,154,170 shares (cost $14,738,762)	12,003,367
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
1,110,121 shares (cost $32,016,693)	34,169,525
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
390,534 shares (cost $11,606,811)	12,008,917
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
19,537,011 shares (cost $180,676,272)	177,937,237
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
5,216,814 shares (cost $40,535,592)	47,028,536
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
16,656,699 shares (cost $88,868,926)	96,675,480
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
9,152,050 shares (cost $94,394,858)	107,090,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
	2,711,679 shares (cost $18,840,117)	17,555,411
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
	1,536,453 shares (cost $8,787,349)	8,933,091
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
	278,307 shares (cost $1,392,097)	1,364,036
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
	4,372,611 shares (cost $25,062,092)	23,112,308
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
	11,058,584 shares (cost $90,784,071)	112,696,928
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
	20,606,774 shares (cost $64,779,354)	70,450,438
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
	3,902,569 shares (cost $30,119,018)	30,658,581
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
	917,025 shares (cost $16,746,271)	13,454,313
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
	469,865 shares (cost $2,381,182)	2,364,737
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
	188,882 shares (cost $3,181,065)	3,884,144
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
	1,612,136 shares (cost $10,776,928)	13,490,036
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
	26,676,869 shares (cost $26,676,869)	26,676,869
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
	1,242,110 shares (cost $7,873,224)	8,390,330
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
	3,987,011 shares (cost $60,795,890)	60,789,161
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
	5,666,465 shares (cost $53,808,156)	52,933,847
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
	467,791 shares (cost $6,259,764)	6,816,129
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
	8,199,136 shares (cost $48,763,305)	45,678,205
Advantage VT Opportunity Fund - Class 2 (SVOF)
	15,809 shares (cost $249,668)	274,754
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
	845,383 shares (cost $6,143,894)	6,492,542

Total Investments		$6,061,634,298

Accounts Payable-Mid Cap Growth Portfolio - Class I (MSVMG)		(3,870)
Other Accounts Payable		(62,525)

		$6,061,567,903

Contract Owners’ Equity:
Accumulation units		5,988,154,125
Contracts in payout (annuitization) period (note 1f)		73,413,778

Total Contract Owners’ Equity (note 5)		$6,061,567,903

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS	HVIE
Reinvested dividends	$109,445,102	4,672	9,713	866,081	5,782,619	386,167	604	827
Mortality and expense risk charges (note 2)	(78,194,239)	(8,284)	(11,051)	(397,843)	(3,498,469)	(456,115)	(1,569)	(799)

Net investment income (loss)	31,250,863	(3,612)	(1,338)	468,238	2,284,150	(69,948)	(965)	28
Realized gain (loss) on investments	117,010,831	(110,960)	(362,420)	420,723	15,166,022	1,991,785	1,889	(2,907)
Change in unrealized gain (loss) on investments	(395,769,589)	67,258	317,845	(3,689,282)	(16,619,845)	(1,856,998)	(2,688)	(7,007)

Net gain (loss) on investments	(278,758,758)	(43,702)	(44,575)	(3,268,559)	(1,453,823)	134,787	(799)	(9,914)

Reinvested capital gains	34,433,189	-	-	922,056	2,213,734	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(213,074,706)	(47,314)	(45,913)	(1,878,265)	3,044,061	64,839	(1,764)	(9,886)

Investment Activity:	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS
Reinvested dividends	$91	139,985	2,332	251,556	-	-	331,603	240,233
Mortality and expense risk charges (note 2)	(6,167)	(120,691)	(1,247)	(1,160,322)	(179,913)	(189,353)	(1,008,907)	(694,947)

Net investment income (loss)	(6,076)	19,294	1,085	(908,766)	(179,913)	(189,353)	(677,304)	(454,714)
Realized gain (loss) on investments	(61,769)	1,065,140	168	9,916,193	3,659,801	1,034,165	(4,161,614)	7,047,640
Change in unrealized gain (loss) on investments	(20,383)	(972,511)	(7,916)	(16,882,728)	(5,071,672)	(2,494,664)	(28,487,796)	(31,027,463)

Net gain (loss) on investments	(82,152)	92,629	(7,748)	(6,966,535)	(1,411,871)	(1,460,499)	(32,649,410)	(23,979,823)

Reinvested capital gains	-	-	5,438	-	-	-	883,573	631,886

Net increase (decrease) in contract owners’ equity resulting from operations	$(88,228)	111,923	(1,225)	(7,875,301)	(1,591,784)	(1,649,852)	(32,443,141)	(23,802,651)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM
Reinvested dividends	$482	-	-	446,903	24,545	110,637	30,760	382,873
Mortality and expense risk charges (note 2)	(2,320)	(27,815)	(19,699)	(412,303)	(28,948)	(47,501)	(16,786)	(122,667)

Net investment income (loss)	(1,838)	(27,815)	(19,699)	34,600	(4,403)	63,136	13,974	260,206
Realized gain (loss) on investments	3,931	19,937	74,101	(1,003,520)	79,348	639	(8,368)	14,723
Change in unrealized gain (loss) on investments	(3,469)	(96,890)	(265,583)	101,100	(148,204)	14,771	24,552	221,337

Net gain (loss) on investments	462	(76,953)	(191,482)	(902,420)	(68,856)	15,410	16,184	236,060

Reinvested capital gains	-	-	117,072	141,999	-	-	-	119,265

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,376)	(104,768)	(94,109)	(725,821)	(73,259)	78,546	30,158	615,531

Investment Activity:	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$166	8,590	2,429,336	43,422	456,114	592,924	234,560	115,642
Mortality and expense risk charges (note 2)	(1,030)	(16,476)	(1,750,971)	(56,300)	(393,997)	(293,020)	(270,804)	(482,957)

Net investment income (loss)	(864)	(7,886)	678,365	(12,878)	62,117	299,904	(36,244)	(367,315)
Realized gain (loss) on investments	8,976	87,782	795,050	20,877	(1,021,572)	1,118,235	(1,358,248)	(2,759,266)
Change in unrealized gain (loss) on investments	(10,584)	(40,768)	(2,450,456)	(49,907)	870,779	(315,415)	(853,577)	786,049

Net gain (loss) on investments	(1,608)	47,014	(1,655,406)	(29,030)	(150,793)	802,820	(2,211,825)	(1,973,217)

Reinvested capital gains	21	-	367,865	7,432	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,451)	39,128	(609,176)	(34,476)	(88,676)	1,102,724	(2,248,069)	(2,340,532)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6	GIG	GIG3
Reinvested dividends	$129,397	2,501,175	2,680,914	10,087	300,559	3,453	62,948	294,530
Mortality and expense risk charges (note 2)	(152,373)	(338,373)	(370,074)	(17,442)	(502,235)	(14,593)	(38,218)	(257,845)

Net investment income (loss)	(22,976)	2,162,802	2,310,840	(7,355)	(201,676)	(11,140)	24,730	36,685
Realized gain (loss) on investments	(99,068)	(1,216,411)	(68,101)	(182,450)	(5,901,629)	24,333	33,704	(1,495,831)
Change in unrealized gain (loss) on investments	(295,421)	(68,509)	(1,254,835)	(194,714)	(4,952,430)	(213,925)	(770,978)	(1,154,206)

Net gain (loss) on investments	(394,489)	(1,284,920)	(1,322,936)	(377,164)	(10,854,059)	(189,592)	(737,274)	(2,650,037)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(417,465)	877,882	987,904	(384,519)	(11,055,735)	(200,732)	(712,544)	(2,613,352)

Investment Activity:	NVIE6	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2
Reinvested dividends	$946	455,612	24,292	11	54,980	234,145	140,207	235,350
Mortality and expense risk charges (note 2)	(958)	(882,291)	(38,111)	(42)	(29,965)	(112,992)	(71,876)	(116,967)

Net investment income (loss)	(12)	(426,679)	(13,819)	(31)	25,015	121,153	68,331	118,383
Realized gain (loss) on investments	(4,019)	2,396,508	645,266	245	113,735	679,973	112,306	289,345
Change in unrealized gain (loss) on investments	(6,873)	(12,503,510)	(882,687)	(543)	(401,718)	(1,082,853)	(501,521)	(424,227)

Net gain (loss) on investments	(10,892)	(10,107,002)	(237,421)	(298)	(287,983)	(402,880)	(389,215)	(134,882)

Reinvested capital gains	-	612,655	-	-	40,893	60,931	34,750	53,609

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,904)	(9,921,026)	(251,240)	(329)	(222,075)	(220,796)	(286,134)	37,110

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2
Reinvested dividends	$482,669	202,006	220,382	267,538	23,276	120,488	1,314,724	4,769
Mortality and expense risk charges (note 2)	(243,888)	(108,863)	(96,700)	(96,257)	(15,210)	(56,378)	(1,215,938)	(9,880)

Net investment income (loss)	238,781	93,143	123,682	171,281	8,066	64,110	98,786	(5,111)
Realized gain (loss) on investments	1,688,917	498,370	179,438	100,750	9,397	34,723	(1,793,123)	(50,795)
Change in unrealized gain (loss) on investments	(2,782,112)	(1,197,270)	(493,829)	147,169	16,006	127,769	1,400,569	50,543

Net gain (loss) on investments	(1,093,195)	(698,900)	(314,391)	247,919	25,403	162,492	(392,554)	(252)

Reinvested capital gains	125,171	78,069	52,671	-	-	5,090	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(729,243)	(527,688)	(138,038)	419,200	33,469	231,692	(293,768)	(5,363)

Investment Activity:	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$6,773,164	171,235	174,542	151,772	820,606	92,274	21,732	1,244,508
Mortality and expense risk charges (note 2)	(2,599,235)	(120,377)	(316,035)	(57,316)	(555,562)	(46,559)	(12,113)	(624,386)

Net investment income (loss)	4,173,929	50,858	(141,493)	94,456	265,044	45,715	9,619	620,122
Realized gain (loss) on investments	352,878	50,663	2,718,191	265,374	(4,733,651)	77,194	28,116	(297,452)
Change in unrealized gain (loss) on investments	8,528,350	201,824	(3,102,540)	(1,395,427)	2,423,366	(143,231)	(60,306)	391,917

Net gain (loss) on investments	8,881,228	252,487	(384,349)	(1,130,053)	(2,310,285)	(66,037)	(32,190)	94,465

Reinvested capital gains	693,023	18,621	-	-	-	5,315	884	170,870

Net increase (decrease) in contract owners’ equity resulting from operations	$13,748,180	321,966	(525,842)	(1,035,597)	(2,045,241)	(15,007)	(21,687)	885,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2
Reinvested dividends	$5,390,892	2,497,621	1,780,538	861,048	193	178	770,616	37
Mortality and expense risk charges (note 2)	(3,055,877)	(1,549,678)	(941,826)	(1,271,465)	(3,170,077)	(146)	(660,782)	(30)

Net investment income (loss)	2,335,015	947,943	838,712	(410,417)	(3,169,884)	32	109,834	7
Realized gain (loss) on investments	(3,294,147)	(3,707,998)	(824,243)	2,688,764	-	161	2,423,101	(102)
Change in unrealized gain (loss) on investments	(1,491,985)	(752,315)	664,581	(7,148,226)	-	(1,537)	(8,536,436)	(337)

Net gain (loss) on investments	(4,786,132)	(4,460,313)	(159,662)	(4,459,462)	-	(1,376)	(6,113,335)	(439)

Reinvested capital gains	-	-	-	1,642,981	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,451,117)	(3,512,370)	679,050	(3,226,898)	(3,169,884)	(1,344)	(6,003,501)	(432)

Investment Activity:	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$219,327	8,829	1,742	-	101,352	31,724	-	-
Mortality and expense risk charges (note 2)	(144,649)	(8,607)	(317,217)	(12,585)	(108,984)	(61,837)	(1,096,454)	(88,355)

Net investment income (loss)	74,678	222	(315,475)	(12,585)	(7,632)	(30,113)	(1,096,454)	(88,355)
Realized gain (loss) on investments	(3,387,382)	(98,123)	634,688	73,672	(86,987)	182,814	7,617,033	685,093
Change in unrealized gain (loss) on investments	1,221,761	(386)	(1,250,747)	(83,249)	(894,703)	(543,243)	(11,580,475)	(957,891)

Net gain (loss) on investments	(2,165,621)	(98,509)	(616,059)	(9,577)	(981,690)	(360,429)	(3,963,442)	(272,798)

Reinvested capital gains	-	-	-	-	282,809	118,986	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,090,943)	(98,287)	(931,534)	(22,162)	(706,513)	(271,556)	(5,059,896)	(361,153)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$541,154	-	-	483,212	3,559	589,818	10,324	2,778,261
Mortality and expense risk charges (note 2)	(786,577)	(312,143)	(8,626)	(1,199,034)	(18,874)	(1,209,866)	(39,171)	(751,540)

Net investment income (loss)	(245,423)	(312,143)	(8,626)	(715,822)	(15,315)	(620,048)	(28,847)	2,026,721
Realized gain (loss) on investments	3,359,910	(985,030)	(2,753)	(3,384,670)	(84,476)	(7,073,506)	(310,641)	888,970
Change in unrealized gain (loss) on investments	(5,489,242)	767,695	2,368	(2,265,549)	35,117	637,574	206,915	(43,706)

Net gain (loss) on investments	(2,129,332)	(217,335)	(385)	(5,650,219)	(49,359)	(6,435,932)	(103,726)	845,264

Reinvested capital gains	274,952	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,099,803)	(529,478)	(9,011)	(6,366,041)	(64,674)	(7,055,980)	(132,573)	2,871,985

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB	ALVPGB
Reinvested dividends	$209,744	2,908,976	45,486	102,728	335,290	867,470	15,087	1,213
Mortality and expense risk charges (note 2)	(156,320)	(4,873,535)	(203,194)	(41,118)	(298,210)	(1,121,720)	(24,893)	(25,223)

Net investment income (loss)	53,424	(1,964,559)	(157,708)	61,610	37,080	(254,250)	(9,806)	(24,010)
Realized gain (loss) on investments	63,521	1,310,954	52,173	112,098	1,737,840	6,371,540	(93,990)	43,051
Change in unrealized gain (loss) on investments	(71,371)	(13,123,827)	(327,551)	(705,320)	(2,512,355)	(1,385,093)	169,396	(85,395)

Net gain (loss) on investments	(7,850)	(11,812,873)	(275,378)	(593,222)	(774,515)	4,986,447	75,406	(42,344)

Reinvested capital gains	-	1,506,699	38,300	3,935	-	398,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$45,574	(12,270,733)	(394,786)	(527,677)	(737,435)	5,130,530	65,600	(66,354)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2
Reinvested dividends	$27,571	932,419	16,070	2,635,178	25,878	2,052	156,004	5,922
Mortality and expense risk charges (note 2)	(140,562)	(675,219)	(24,037)	(757,186)	(20,653)	(2,473)	(126,938)	(8,855)

Net investment income (loss)	(112,991)	257,200	(7,967)	1,877,992	5,225	(421)	29,066	(2,933)
Realized gain (loss) on investments	313,846	(383,192)	(56,407)	817,750	170,437	4,662	1,084,722	(5,987)
Change in unrealized gain (loss) on investments	(1,299,380)	1,468,022	89,283	2,995,849	(413,572)	(23,951)	(1,663,985)	(19,760)

Net gain (loss) on investments	(985,534)	1,084,830	32,876	3,813,599	(243,135)	(19,289)	(579,263)	(25,747)

Reinvested capital gains	-	-	-	770,397	-	-	306,319	14,005

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,098,525)	1,342,030	24,909	6,461,988	(237,910)	(19,710)	(243,878)	(14,675)

Investment Activity:	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S
Reinvested dividends	$-	44,736	162,492	1,020,954	23,807	262	2,184	2,569
Mortality and expense risk charges (note 2)	(4,264)	(24,519)	(288,025)	(677,980)	(27,500)	(823)	(1,151)	(10,408)

Net investment income (loss)	(4,264)	20,217	(125,533)	342,974	(3,693)	(561)	1,033	(7,839)
Realized gain (loss) on investments	2,350	(98,591)	2,728,537	85,675	(16,797)	9,281	(9,243)	17,114
Change in unrealized gain (loss) on investments	603	69,265	(2,794,290)	4,286,498	123,769	(17,463)	(12,247)	(48,939)

Net gain (loss) on investments	2,953	(29,326)	(65,753)	4,372,173	106,972	(8,182)	(21,490)	(31,825)

Reinvested capital gains	-	-	64,997	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,311)	(9,109)	(126,289)	4,715,147	103,279	(8,743)	(20,457)	(39,664)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2
Reinvested dividends	$208,142	6,797,631	268,331	6,311	109,571	219,618	5,412,504	122,224
Mortality and expense risk charges (note 2)	(43,588)	(1,439,599)	(95,560)	(16,972)	(138,151)	(326,817)	(2,666,025)	(107,606)

Net investment income (loss)	164,554	5,358,032	172,771	(10,661)	(28,580)	(107,199)	2,746,479	14,618
Realized gain (loss) on investments	3,592	(374,374)	47,082	(74,130)	(48,752)	149,367	(10,102,212)	(480,890)
Change in unrealized gain (loss) on investments	(88,808)	(3,322,361)	(197,055)	(4,746)	(345,175)	(2,095,750)	7,362,541	435,445

Net gain (loss) on investments	(85,216)	(3,696,735)	(149,973)	(78,876)	(393,927)	(1,946,383)	(2,739,671)	(45,445)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$79,338	1,661,297	22,798	(89,537)	(422,507)	(2,053,582)	6,808	(30,827)

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS
Reinvested dividends	$210,362	1,067	173,950	2,704	128,257	6,043	387	430,089
Mortality and expense risk charges (note 2)	(108,108)	(1,258)	(97,304)	(2,778)	(63,327)	(4,744)	(7,842)	(1,909,641)

Net investment income (loss)	102,254	(191)	76,646	(74)	64,930	1,299	(7,455)	(1,479,552)
Realized gain (loss) on investments	(1,073)	482	(77,005)	(1,340)	163,154	(36,619)	(15,374)	11,048,936
Change in unrealized gain (loss) on investments	(329,188)	(1,912)	(239,459)	(3,449)	(530,600)	22,152	31,851	(11,192,664)

Net gain (loss) on investments	(330,261)	(1,430)	(316,464)	(4,789)	(367,446)	(14,467)	16,477	(143,728)

Reinvested capital gains	53,279	298	31,484	518	18,769	944	-	600,523

Net increase (decrease) in contract owners’ equity resulting from operations	$(174,728)	(1,323)	(208,334)	(4,345)	(283,747)	(12,224)	9,022	(1,022,757)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R
Reinvested dividends	$3,073	3,246,686	4,137,269	2,028,734	62,049	1,464	224,285	40,149
Mortality and expense risk charges (note 2)	(48,001)	(572,887)	(572,247)	(754,792)	(519,433)	(138,689)	(200,091)	(65,913)

Net investment income (loss)	(44,928)	2,673,799	3,565,022	1,273,942	(457,384)	(137,225)	24,194	(25,764)
Realized gain (loss) on investments	110,329	(1,629,820)	3,075,554	858,832	656,225	(41,461)	523,375	(361,741)
Change in unrealized gain (loss) on investments	(108,371)	522,628	(4,607,318)	(86,490)	(5,614,047)	(731,892)	(3,930,486)	(279,748)

Net gain (loss) on investments	1,958	(1,107,192)	(1,531,764)	772,342	(4,957,822)	(773,353)	(3,407,111)	(641,489)

Reinvested capital gains	9,111	-	-	1,819,183	71,098	11,506	37,957	7,343

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,859)	1,566,607	2,033,258	3,865,467	(5,344,108)	(899,072)	(3,344,960)	(659,910)

Investment Activity:	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3
Reinvested dividends	$381,766	106,554	3,083,737	10,337	123,089	101,329	486	153,014
Mortality and expense risk charges (note 2)	(361,821)	(147,878)	(623,191)	(10,393)	(193,970)	(121,569)	(363)	(102,499)

Net investment income (loss)	19,945	(41,324)	2,460,546	(56)	(70,881)	(20,240)	123	50,515
Realized gain (loss) on investments	(2,960,978)	1,602,103	(1,751,601)	6,211	4,960,357	1,797,198	477	1,114,352
Change in unrealized gain (loss) on investments	(2,890,730)	(2,764,699)	(104,092)	22,538	(5,857,628)	(3,748,153)	(3,827)	(2,144,565)

Net gain (loss) on investments	(5,851,708)	(1,162,596)	(1,855,693)	28,749	(897,271)	(1,950,955)	(3,350)	(1,030,213)

Reinvested capital gains	65,120	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,766,643)	(1,203,920)	604,853	28,693	(968,152)	(1,971,195)	(3,227)	(979,698)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMRS	AMFAS
Reinvested dividends	$3,319,359	592	959,220	944	-	-	12	-
Mortality and expense risk charges (note 2)	(675,386)	(48,690)	(310,697)	(3,438)	(6,052)	(973)	(43)	(25,400)

Net investment income (loss)	2,643,973	(48,098)	648,523	(2,494)	(6,052)	(973)	(31)	(25,400)
Realized gain (loss) on investments	894,787	288,294	(59,754)	2,362	92,063	3,160	331	285,891
Change in unrealized gain (loss) on investments	(5,221,208)	(405,392)	(794,698)	(8,882)	(89,534)	(9,978)	(547)	(368,121)

Net gain (loss) on investments	(4,326,421)	(117,098)	(854,452)	(6,520)	2,529	(6,818)	(216)	(82,230)

Reinvested capital gains	386,748	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,295,700)	(165,196)	(205,929)	(9,014)	(3,523)	(7,791)	(247)	(107,630)

Investment Activity:	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS
Reinvested dividends	$30,682	11,809	1,157,196	779,935	25,627	249,851	11,078	2,264
Mortality and expense risk charges (note 2)	(106,718)	(34,789)	(1,017,504)	(662,722)	(40,284)	(22,648)	(1,057)	(317)

Net investment income (loss)	(76,036)	(22,980)	139,692	117,213	(14,657)	227,203	10,021	1,947
Realized gain (loss) on investments	669,607	66,277	1,000,530	6,398,466	332,840	52,966	(188,774)	(12,083)
Change in unrealized gain (loss) on investments	(1,023,629)	(102,915)	(8,792,391)	(11,277,489)	(504,231)	(276,243)	177,894	9,270

Net gain (loss) on investments	(354,022)	(36,638)	(7,791,861)	(4,879,023)	(171,391)	(223,277)	(10,880)	(2,813)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(430,058)	(59,618)	(7,652,169)	(4,761,810)	(186,048)	3,926	(859)	(866)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSBS	PMVFAD	PMVLAD
Reinvested dividends	$924,317	16,791	53,236	758	-	115,713	179,065	581,147
Mortality and expense risk charges (note 2)	(1,164,658)	(48,497)	(96,034)	(2,290)	(707,355)	(74,510)	(107,061)	(420,082)

Net investment income (loss)	(240,341)	(31,706)	(42,798)	(1,532)	(707,355)	41,203	72,004	161,065
Realized gain (loss) on investments	4,046,357	64,628	349,445	1,408	4,291,259	11,058	401,419	194,329
Change in unrealized gain (loss) on investments	(5,003,334)	(88,797)	(358,156)	(8,289)	(3,242,085)	(149,435)	81,270	(478,868)

Net gain (loss) on investments	(956,977)	(24,169)	(8,711)	(6,881)	1,049,174	(138,377)	482,689	(284,539)

Reinvested capital gains	-	-	-	-	-	50,347	32,411	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,197,318)	(55,875)	(51,509)	(8,413)	341,819	(46,827)	587,104	(123,474)

Investment Activity:	PMVRRA	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	AVBV2	AVCA
Reinvested dividends	$19,104	73,303	70,780	141	-	93,007	428	74
Mortality and expense risk charges (note 2)	(10,604)	(30,441)	(29,564)	(140)	(24,958)	(123,989)	(873)	(711)

Net investment income (loss)	8,500	42,862	41,216	1	(24,958)	(30,982)	(445)	(637)
Realized gain (loss) on investments	65,244	62,923	(14,152)	(772)	141,430	(44,788)	1,091	2,265
Change in unrealized gain (loss) on investments	(23,714)	(79,007)	(115,089)	53	(212,800)	(154,306)	(3,913)	(6,397)

Net gain (loss) on investments	41,530	(16,084)	(129,241)	(719)	(71,370)	(199,094)	(2,822)	(4,132)

Reinvested capital gains	33,909	38,096	87,116	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$83,939	64,874	(909)	(718)	(96,328)	(230,076)	(3,267)	(4,769)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	AVCA2	AVCD2	AVGI	AVCE2	IVKEI1	IVHS	IVRE	VYDS
Investment Activity:
Reinvested dividends	$-	-	1,493	5,686	710	-	11,798	25,543
Mortality and expense risk charges (note 2)	(17,456)	(20,614)	(4,236)	(14,652)	(1,812)	(1,174)	(3,929)	(45,829)

Net investment income (loss)	(17,456)	(20,614)	(2,743)	(8,966)	(1,102)	(1,174)	7,869	(20,286)
Realized gain (loss) on investments	57,235	165,846	45,669	35,631	(2,353)	17,447	45,421	(81,482)
Change in unrealized gain (loss) on investments	(148,759)	(342,968)	(42,945)	(39,212)	(20,687)	(14,498)	(87,399)	(220,595)

Net gain (loss) on investments	(91,524)	(177,122)	2,724	(3,581)	(23,040)	2,949	(41,978)	(302,077)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,980)	(197,736)	(19)	(12,547)	(24,142)	1,775	(34,109)	(322,363)

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Investment Activity:
Reinvested dividends	$22,659	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(11,073)	(2,676)	(1,588)	(1,284)	(9,582)	(4,066)	(11,376)	(24,841)

Net investment income (loss)	11,586	(2,676)	(1,588)	(1,284)	(9,582)	(4,066)	(11,376)	(24,841)
Realized gain (loss) on investments	(23,929)	(1,727)	16,846	2,808	116,231	53,502	90,788	67,984
Change in unrealized gain (loss) on investments	(127,419)	(33,746)	(22,024)	(1,474)	(134,605)	(49,023)	(147,371)	(245,990)

Net gain (loss) on investments	(151,348)	(35,473)	(5,178)	1,334	(18,374)	4,479	(56,583)	(178,006)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(139,762)	(38,149)	(6,766)	50	(27,956)	413	(67,959)	(202,847)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	SBLX	SBLY	TRHS2	VWEMR	VWEM	VWHAR	VWHA	WRASP
Reinvested dividends	$-	-	-	202,603	178,624	545,194	188,642	2,334,621
Mortality and expense risk charges (note 2)	(1,135)	(249)	(54,989)	(194,576)	(175,985)	(497,644)	(162,525)	(2,520,502)

Net investment income (loss)	(1,135)	(249)	(54,989)	8,027	2,639	47,550	26,117	(185,881)
Realized gain (loss) on investments	21,651	3,011	64,029	3,107,435	(1,014,141)	806,908	1,225,700	13,379,146
Change in unrealized gain (loss) on investments	(24,049)	(4,554)	(248,121)	(8,037,696)	(3,649,755)	(9,382,890)	(4,078,889)	(29,630,335)

Net gain (loss) on investments	(2,398)	(1,543)	(184,092)	(4,930,261)	(4,663,896)	(8,575,982)	(2,853,189)	(16,251,189)

Reinvested capital gains	-	-	-	-	-	586,535	201,990	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,533)	(1,792)	(239,081)	(4,922,234)	(4,661,257)	(7,941,897)	(2,625,082)	(16,437,070)

Investment Activity:	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP
Reinvested dividends	$806,636	2,726,363	446,171	216,953	-	26,249	-	510,687
Mortality and expense risk charges (note 2)	(588,738)	(1,140,997)	(1,367,680)	(228,885)	(126,950)	(8,144)	(400,286)	(1,430,903)

Net investment income (loss)	217,898	1,585,366	(921,509)	(11,932)	(126,950)	18,105	(400,286)	(920,216)
Realized gain (loss) on investments	3,893,805	1,298,404	9,932,852	125,797	(255,068)	(4,488)	(3,243,603)	10,133,988
Change in unrealized gain (loss) on investments	(7,119,620)	2,383,158	(11,760,857)	(1,211,019)	(645,624)	(28,061)	(3,782,615)	(12,234,373)

Net gain (loss) on investments	(3,225,815)	3,681,562	(1,828,005)	(1,085,222)	(900,692)	(32,549)	(7,026,218)	(2,100,385)

Reinvested capital gains	4,250,371	673,132	3,993,075	-	-	-	-	4,656,340

Net increase (decrease) in contract owners’ equity resulting from operations	$1,242,454	5,940,060	1,243,561	(1,097,154)	(1,027,642)	(14,444)	(7,426,504)	1,635,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRRESP
Investment Activity:
Reinvested dividends	$5,811,027	163,897	272,152	29,018	-	954	5,555	73,935
Mortality and expense risk charges (note 2)	(885,160)	(436,693)	(191,645)	(9,123)	(53,573)	(184,687)	(316,914)	(109,249)

Net investment income (loss)	4,925,867	(272,796)	80,507	19,895	(53,573)	(183,733)	(311,359)	(35,314)
Realized gain (loss) on investments	264,811	3,718,059	(1,905,228)	4,168	180,551	1,152,384	-	(1,002,965)
Change in unrealized gain (loss) on investments	(1,956,990)	(6,452,185)	(740,993)	(16,445)	(552,173)	(1,829,127)	-	1,405,801

Net gain (loss) on investments	(1,692,179)	(2,734,126)	(2,646,221)	(12,277)	(371,622)	(676,743)	-	402,836

Reinvested capital gains	-	-	-	-	-	572,924	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,233,688	(3,006,922)	(2,565,714)	7,618	(425,195)	(287,552)	(311,359)	367,522

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	NVAGF3	CSIEF3
Investment Activity:
Reinvested dividends	$-	-	40,933	417,206	387	-	45,547	30,549
Mortality and expense risk charges (note 2)	(847,410)	(733,076)	(92,790)	(631,900)	(4,549)	(98,023)	(4,595)	(8,041)

Net investment income (loss)	(847,410)	(733,076)	(51,857)	(214,694)	(4,162)	(98,023)	40,952	22,508
Realized gain (loss) on investments	5,972,317	3,350,929	(43,492)	951,028	33,857	(25,482)	(126,856)	(53,706)
Change in unrealized gain (loss) on investments	(12,014,698)	(10,215,660)	(1,117,820)	(5,188,767)	(46,626)	(418,005)	52,091	(126,839)

Net gain (loss) on investments	(6,042,381)	(6,864,731)	(1,161,312)	(4,237,739)	(12,769)	(443,487)	(74,765)	(180,545)

Reinvested capital gains	2,726,712	568,594	-	-	-	-	62,150	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,163,079)	(7,029,213)	(1,213,169)	(4,452,433)	(16,931)	(541,510)	28,337	(158,037)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	GEF	GEF3	WSCP	AVB
Investment Activity:
Reinvested dividends	$42,806	31,184	24,004	5,426
Mortality and expense risk charges (note 2)	(34,773)	(26,691)	(39,045)	(855)

Net investment income (loss)	8,033	4,493	(15,041)	4,571
Realized gain (loss) on investments	1,344,123	(807,515)	642,075	11,198
Change in unrealized gain (loss) on investments	(1,476,223)	710,618	(918,498)	(1,919)

Net gain (loss) on investments	(132,100)	(96,897)	(276,423)	9,279

Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(124,067)	(92,404)	(291,464)	13,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		BBCMAG		BBGI		MLVGA3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$31,250,863	31,584,156	(3,612)	743	(1,338)	(249)	468,238	70,591
Realized gain (loss) on investments	117,010,831	(56,533,762)	(110,960)	(107,659)	(362,420)	(687,004)	420,723	407,938
Change in unrealized gain (loss) on investments	(395,769,589)	885,246,152	67,258	195,441	317,845	813,200	(3,689,282)	1,343,809
Reinvested capital gains	34,433,189	38,426,055	-	-	-	-	922,056	169,611

Net increase (decrease) in contract owners’ equity resulting from operations	(213,074,706)	898,722,601	(47,314)	88,525	(45,913)	125,947	(1,878,265)	1,991,949

Equity transactions:
Purchase payments received from contract owners (note 3)	139,626,678	175,161,828	7,898	7,901	76,049	21,499	990,883	1,171,643
Transfers between funds	-	-	(13,825)	21,843	(7,930)	(111,260)	12,375,334	14,396,359
Redemptions (note 3)	(1,399,520,879)	(1,485,445,815)	(160,902)	(166,097)	(523,013)	(452,368)	(4,608,146)	(3,978,794)
Annuity benefits	(5,861,123)	(5,840,577)	-	-	-	-	(25,121)	(16,063)
Contract maintenance charges (note 2)	(179,324)	(199,103)	-	-	-	-	(206)	(96)
Contingent deferred sales charges (note 2)	(1,628,046)	(1,454,198)	-	(196)	(172)	(1,045)	(2,693)	(938)
Adjustments to maintain reserves	(52,497)	(78,577)	(48)	(2)	(39)	(44)	(313)	(1,023)

Net equity transactions	(1,267,615,191)	(1,317,856,442)	(166,877)	(136,551)	(455,105)	(543,217)	8,729,738	11,571,088

Net change in contract owners’ equity	(1,480,689,897)	(419,133,841)	(214,191)	(48,026)	(501,018)	(417,270)	6,851,473	13,563,037
Contract owners’ equity beginning of period	7,542,257,800	7,961,391,641	732,063	780,089	1,280,950	1,698,220	29,673,046	16,110,009

Contract owners’ equity end of period	$6,061,567,903	7,542,257,800	517,872	732,063	779,932	1,280,950	36,524,519	29,673,046

CHANGES IN UNITS:
Beginning units	540,715,192	631,032,455	65,988	79,522	123,387	181,163	2,250,841	1,329,525
Units purchased	109,220,806	193,534,437	9,408	7,189	15,297	4,723	1,369,065	1,730,348
Units redeemed	(198,234,245)	(283,851,700)	(24,717)	(20,723)	(59,890)	(62,499)	(714,949)	(809,032)

Ending units	451,701,753	540,715,192	50,679	65,988	78,794	123,387	2,904,957	2,250,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DSIF		DSRG		DSRGS		HVIE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,284,150	2,328,617	(69,948)	(83,721)	(965)	(1,132)	28	(1)
Realized gain (loss) on investments	15,166,022	7,866,902	1,991,785	1,303,082	1,889	5,071	(2,907)	1
Change in unrealized gain (loss) on investments	(16,619,845)	32,392,551	(1,856,998)	4,273,277	(2,688)	6,784	(7,007)	42
Reinvested capital gains	2,213,734	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,044,061	42,588,070	64,839	5,492,638	(1,764)	10,723	(9,886)	42

Equity transactions:
Purchase payments received from contract owners (note 3)	6,893,238	7,546,756	1,409,390	1,493,947	-	-	-	-
Transfers between funds	(13,172,185)	(6,486,526)	(417,481)	(1,368,028)	(5)	67	95,349	4,880
Redemptions (note 3)	(50,109,533)	(49,955,688)	(6,754,323)	(6,404,196)	(13,242)	(34,626)	(23,771)	-
Annuity benefits	(174,491)	(168,231)	(6,460)	(5,866)	-	-	-	-
Contract maintenance charges (note 2)	(8,615)	(10,169)	(3,139)	(3,562)	-	-	-	-
Contingent deferred sales charges (note 2)	(77,661)	(106,802)	(15,713)	(21,625)	-	(52)	-	-
Adjustments to maintain reserves	(284)	(1,702)	(2,182)	(270)	(18)	(9)	(10)	-

Net equity transactions	(56,649,531)	(49,182,361)	(5,789,908)	(6,309,600)	(13,265)	(34,620)	71,568	4,880

Net change in contract owners’ equity	(53,605,470)	(6,594,291)	(5,725,069)	(816,962)	(15,029)	(23,897)	61,682	4,922
Contract owners’ equity beginning of period	347,483,558	354,077,849	44,991,873	45,808,835	90,116	114,013	4,922	-

Contract owners’ equity end of period	$293,878,088	347,483,558	39,266,804	44,991,873	75,087	90,116	66,604	4,922

CHANGES IN UNITS:
Beginning units	25,036,633	29,044,402	3,796,404	4,390,417	8,596	12,253	477	-
Units purchased	2,153,616	2,238,764	249,536	132,790	3	14	23,029	479
Units redeemed	(6,161,836)	(6,246,533)	(726,098)	(726,803)	(1,318)	(3,671)	(16,134)	(2)

Ending units	21,028,413	25,036,633	3,319,842	3,796,404	7,281	8,596	7,372	477

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	HVSIT		JPMMV1		JABS		JACAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,076)	(2)	19,294	10,097	1,085	1,428	(908,766)	(1,150,038)
Realized gain (loss) on investments	(61,769)	53	1,065,140	782,473	168	1,409	9,916,193	10,793,264
Change in unrealized gain (loss) on investments	(20,383)	4	(972,511)	1,394,609	(7,916)	4,603	(16,882,728)	(4,098,525)
Reinvested capital gains	-	-	-	-	5,438	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,228)	55	111,923	2,187,179	(1,225)	7,440	(7,875,301)	5,544,701

Equity transactions:
Purchase payments received from contract owners (note 3)	48,555	-	81,390	105,717	-	-	1,535,318	2,478,918
Transfers between funds	510,711	15,259	(27,496)	307,064	(32,415)	-	(10,972,314)	(5,022,668)
Redemptions (note 3)	(96,248)	-	(1,420,579)	(1,685,760)	(4,593)	(7,268)	(18,309,626)	(20,035,823)
Annuity benefits	-	-	(2,726)	(2,425)	(422)	(409)	(41,669)	(42,040)
Contract maintenance charges (note 2)	-	-	(360)	(374)	-	1	(2,470)	(2,690)
Contingent deferred sales charges (note 2)	-	-	(2,143)	(747)	-	-	(25,450)	(26,096)
Adjustments to maintain reserves	(53)	2	(2,167)	(1,160)	(1)	39	(113)	(2,348)

Net equity transactions	462,965	15,261	(1,374,081)	(1,277,686)	(37,431)	(7,637)	(27,816,324)	(22,652,747)

Net change in contract owners’ equity	374,737	15,316	(1,262,158)	909,493	(38,656)	(197)	(35,691,625)	(17,108,046)
Contract owners’ equity beginning of period	15,316	-	11,909,413	10,999,920	113,236	113,433	121,865,347	138,973,393

Contract owners’ equity end of period	$390,053	15,316	10,647,255	11,909,413	74,580	113,236	86,173,722	121,865,347

CHANGES IN UNITS:
Beginning units	1,356	-	817,428	921,638	7,409	7,927	12,264,933	14,689,565
Units purchased	120,204	1,674	133,401	190,347	40	39	1,485,850	1,589,579
Units redeemed	(86,322)	(318)	(226,494)	(294,557)	(2,574)	(557)	(4,327,465)	(4,014,211)

Ending units	35,238	1,356	724,335	817,428	4,875	7,409	9,423,318	12,264,933

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAGTS2		JAGTS		JAIGS2		JAIGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(179,913)	(147,605)	(189,353)	(196,497)	(677,304)	(685,413)	(454,714)	(435,049)
Realized gain (loss) on investments	3,659,801	316,299	1,034,165	805,632	(4,161,614)	2,409,923	7,047,640	9,225,218
Change in unrealized gain (loss) on investments	(5,071,672)	2,482,442	(2,494,664)	3,240,262	(28,487,796)	21,432,682	(31,027,463)	7,949,018
Reinvested capital gains	-	-	-	-	883,573	-	631,886	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,591,784)	2,651,136	(1,649,852)	3,849,397	(32,443,141)	23,157,192	(23,802,651)	16,739,187

Equity transactions:
Purchase payments received from contract owners (note 3)	705,174	806,542	130,856	128,552	2,067,982	2,866,917	654,766	636,150
Transfers between funds	(1,648,670)	2,620,446	(536,299)	(985,517)	(20,494,124)	1,440,069	(2,233,720)	(3,619,665)
Redemptions (note 3)	(2,899,241)	(2,191,966)	(2,667,322)	(2,374,682)	(14,809,383)	(17,389,236)	(10,790,044)	(12,596,333)
Annuity benefits	-	-	(2,561)	(2,308)	(28,154)	(27,537)	(15,195)	(16,464)
Contract maintenance charges (note 2)	(403)	(403)	(610)	(669)	(2,345)	(2,885)	(1,300)	(1,543)
Contingent deferred sales charges (note 2)	(6,660)	(4,828)	(1,530)	(1,697)	(28,329)	(37,696)	(9,600)	(12,706)
Adjustments to maintain reserves	(227)	(158)	(4,970)	(5,572)	(352)	3,335	(972)	2,676

Net equity transactions	(3,850,027)	1,229,632	(3,082,436)	(3,241,893)	(33,294,705)	(13,147,034)	(12,396,065)	(15,607,884)

Net change in contract owners’ equity	(5,441,811)	3,880,768	(4,732,288)	607,504	(65,737,846)	10,010,158	(36,198,716)	1,131,303
Contract owners’ equity beginning of period	16,812,409	12,931,641	19,820,830	19,213,326	121,706,658	111,696,500	80,724,144	79,592,841

Contract owners’ equity end of period	$11,370,598	16,812,409	15,088,542	19,820,830	55,968,812	121,706,658	44,525,428	80,724,144

CHANGES IN UNITS:
Beginning units	1,087,988	1,031,386	3,870,859	4,618,124	4,043,040	4,589,729	4,560,947	5,558,077
Units purchased	531,003	540,662	34,493	17,929	357,591	1,127,414	41,566	49,333
Units redeemed	(802,031)	(484,060)	(642,685)	(765,194)	(1,623,180)	(1,674,103)	(844,129)	(1,046,463)

Ending units	816,960	1,087,988	3,262,667	3,870,859	2,777,451	4,043,040	3,758,384	4,560,947

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MIGSC		MMCGSC		MNDSC		MVFSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,838)	(1,786)	(27,815)	(29,153)	(19,699)	(20,890)	34,600	63,600
Realized gain (loss) on investments	3,931	1,972	19,937	(26,771)	74,101	(5,076)	(1,003,520)	(2,225,769)
Change in unrealized gain (loss) on investments	(3,469)	17,222	(96,890)	435,360	(265,583)	345,445	101,100	5,447,120
Reinvested capital gains	-	-	-	-	117,072	-	141,999	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,376)	17,408	(104,768)	379,436	(94,109)	319,479	(725,821)	3,284,951

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	8,065	11,907	7,881	9,301	937,264	1,233,430
Transfers between funds	-	(220)	(126,732)	(43,801)	(42,359)	156	2,174,166	424,074
Redemptions (note 3)	(9,362)	(16,600)	(265,496)	(254,124)	(362,040)	(260,082)	(6,523,466)	(5,440,171)
Annuity benefits	(6,952)	(6,405)	-	-	-	-	(34,695)	(33,222)
Contract maintenance charges (note 2)	-	1	-	-	-	-	(954)	(1,012)
Contingent deferred sales charges (note 2)	(23)	(339)	(446)	(170)	(173)	(222)	(6,014)	(8,459)
Adjustments to maintain reserves	(8)	(164)	(45)	96	(73)	(313)	(416)	4

Net equity transactions	(16,345)	(23,726)	(384,654)	(286,091)	(396,764)	(251,159)	(3,454,115)	(3,825,355)

Net change in contract owners’ equity	(17,721)	(6,318)	(489,422)	93,345	(490,873)	68,320	(4,179,936)	(540,404)
Contract owners’ equity beginning of period	188,641	194,959	1,703,470	1,610,125	1,241,335	1,173,015	36,270,557	36,810,961

Contract owners’ equity end of period	$170,920	188,641	1,214,048	1,703,470	750,462	1,241,335	32,090,621	36,270,557

CHANGES IN UNITS:
Beginning units	15,259	17,463	175,231	210,034	84,336	106,493	3,299,060	3,696,423
Units purchased	70	-	1,523	6,194	3,647	15,204	1,511,838	865,222
Units redeemed	(1,379)	(2,204)	(40,965)	(40,997)	(29,842)	(37,361)	(1,821,484)	(1,262,585)

Ending units	13,950	15,259	135,789	175,231	58,141	84,336	2,989,414	3,299,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MVIVSC		MSVFI		MSVF2		MSEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,403)	(3,132)	63,136	207,944	13,974	23,553	260,206	388,894
Realized gain (loss) on investments	79,348	12,252	639	84,494	(8,368)	(48,054)	14,723	(84,500)
Change in unrealized gain (loss) on investments	(148,204)	72,467	14,771	(6,107)	24,552	64,038	221,337	757,864
Reinvested capital gains	-	-	-	-	-	-	119,265	-

Net increase (decrease) in contract owners’ equity resulting from operations	(73,259)	81,587	78,546	286,331	30,158	39,537	615,531	1,062,258

Equity transactions:
Purchase payments received from contract owners (note 3)	118,974	106,889	9,942	186,137	-	8,717	113,611	88,406
Transfers between funds	4,644,814	835,173	68,377	(169,084)	(8,638)	231,989	(497,998)	(610,897)
Redemptions (note 3)	(561,059)	(6,367)	(665,475)	(774,478)	(43,548)	(207,272)	(1,867,264)	(2,132,358)
Annuity benefits	-	-	-	-	(10,914)	(10,905)	(8,982)	(9,660)
Contract maintenance charges (note 2)	(23)	-	(65)	(77)	-	1	(257)	(260)
Contingent deferred sales charges (note 2)	(350)	(21)	(1,109)	(804)	(206)	(114)	(1,597)	(2,043)
Adjustments to maintain reserves	(9,716)	(16)	(200)	(156)	(25)	(8)	(170)	(467)

Net equity transactions	4,192,640	935,657	(588,530)	(758,462)	(63,331)	22,408	(2,262,657)	(2,667,279)

Net change in contract owners’ equity	4,119,381	1,017,244	(509,984)	(472,131)	(33,173)	61,945	(1,647,126)	(1,605,021)
Contract owners’ equity beginning of period	1,017,244	-	3,677,059	4,149,190	888,015	826,070	11,740,317	13,345,338

Contract owners’ equity end of period	$5,136,625	1,017,244	3,167,075	3,677,059	854,842	888,015	10,093,191	11,740,317

CHANGES IN UNITS:
Beginning units	94,481	-	332,360	397,097	66,721	63,439	377,508	466,768
Units purchased	538,896	107,371	6,051,638	6,106,500	24	30,570	8,284	20,915
Units redeemed	(141,831)	(12,890)	(6,109,492)	(6,171,237)	(4,313)	(27,288)	(79,111)	(110,175)

Ending units	491,546	94,481	274,506	332,360	62,432	66,721	306,681	377,508

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSVMG		MSVRE		NVAMV1		NVAMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(864)	(907)	(7,886)	7,016	678,365	152,590	(12,878)	1,169
Realized gain (loss) on investments	8,976	4,401	87,782	113,371	795,050	101,418	20,877	10,180
Change in unrealized gain (loss) on investments	(10,584)	10,914	(40,768)	154,463	(2,450,456)	2,830,584	(49,907)	57,218
Reinvested capital gains	21	-	-	-	367,865	372,605	7,432	8,014

Net increase (decrease) in contract owners’ equity resulting from operations	(2,451)	14,408	39,128	274,850	(609,176)	3,457,197	(34,476)	76,581

Equity transactions:
Purchase payments received from contract owners (note 3)	(14)	37	21,125	13,145	1,741,240	244,987	47,704	41,354
Transfers between funds	(18,232)	17,477	(73,057)	(96,252)	(10,420,021)	174,239,861	13,079	3,647,837
Redemptions (note 3)	(758)	(18,004)	(131,801)	(245,466)	(27,756,826)	(2,151,859)	(814,283)	(230,045)
Annuity benefits	(549)	(1,315)	(14,306)	(11,894)	(109,615)	(6,599)	-	-
Contract maintenance charges (note 2)	(5)	(14)	(111)	(118)	(3,892)	(237)	-	-
Contingent deferred sales charges (note 2)	26	(1)	22	(214)	(33,170)	(4,976)	(278)	-
Adjustments to maintain reserves	3,713	(1,458)	(890)	2,150	(7,110)	(5,778)	(88)	12

Net equity transactions	(15,819)	(3,278)	(199,018)	(338,649)	(36,589,394)	172,315,399	(753,866)	3,459,159

Net change in contract owners’ equity	(18,270)	11,130	(159,890)	(63,799)	(37,198,570)	175,772,596	(788,342)	3,535,740
Contract owners’ equity beginning of period	67,019	55,889	1,116,800	1,180,599	176,164,621	392,025	3,535,740	-

Contract owners’ equity end of period	$48,749	67,019	956,910	1,116,800	138,966,051	176,164,621	2,747,398	3,535,740

CHANGES IN UNITS:
Beginning units	6,496	4,834	35,233	47,730	12,471,315	31,259	256,614	-
Units purchased	-	2,757	1,058	1,486	417,291	12,697,067	15,544	274,349
Units redeemed	(1,637)	(1,095)	(6,955)	(13,983)	(3,007,645)	(257,011)	(70,090)	(17,735)

Ending units	4,859	6,496	29,336	35,233	9,880,961	12,471,315	202,068	256,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$62,117	114,043	299,904	275,945	(36,244)	(81,478)	(367,315)	(379,466)
Realized gain (loss) on investments	(1,021,572)	(2,412,778)	1,118,235	694,437	(1,358,248)	(1,709,080)	(2,759,266)	(3,209,864)
Change in unrealized gain (loss) on investments	870,779	5,741,498	(315,415)	570,183	(853,577)	4,108,005	786,049	9,681,197
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,676)	3,442,763	1,102,724	1,540,565	(2,248,069)	2,317,447	(2,340,532)	6,091,867

Equity transactions:
Purchase payments received from contract owners (note 3)	899,028	1,049,843	492,021	763,309	469,596	408,316	1,092,732	1,389,984
Transfers between funds	212,010	250,710	(1,597,826)	1,205,534	(1,846,844)	716,536	3,340,934	3,162,437
Redemptions (note 3)	(5,460,977)	(6,971,963)	(4,550,652)	(6,223,556)	(4,073,859)	(4,065,330)	(7,427,009)	(6,893,127)
Annuity benefits	(78,376)	(74,385)	(38,240)	(60,731)	(18,432)	(14,476)	(57,003)	(48,756)
Contract maintenance charges (note 2)	(1,181)	(1,010)	(357)	(391)	(778)	(837)	(1,421)	(1,432)
Contingent deferred sales charges (note 2)	(4,588)	(9,045)	(5,951)	(12,376)	(6,800)	(3,848)	(10,122)	(9,958)
Adjustments to maintain reserves	(279)	1,353	(394)	(491)	(264)	2,055	(711)	2,492

Net equity transactions	(4,434,363)	(5,754,497)	(5,701,399)	(4,328,702)	(5,477,381)	(2,957,584)	(3,062,600)	(2,398,359)

Net change in contract owners’ equity	(4,523,039)	(2,311,734)	(4,598,675)	(2,788,137)	(7,725,450)	(640,137)	(5,403,132)	3,693,508
Contract owners’ equity beginning of period	34,579,297	36,891,031	28,896,595	31,684,732	27,116,384	27,756,521	42,535,440	38,841,932

Contract owners’ equity end of period	$30,056,258	34,579,297	24,297,920	28,896,595	19,390,934	27,116,384	37,132,308	42,535,440

CHANGES IN UNITS:
Beginning units	3,070,605	3,655,535	2,540,834	2,923,369	2,352,559	2,651,292	4,103,841	4,400,289
Units purchased	355,791	781,157	305,302	848,414	279,143	555,037	1,019,681	1,082,780
Units redeemed	(764,073)	(1,366,087)	(791,670)	(1,230,949)	(754,202)	(853,770)	(1,315,612)	(1,379,228)

Ending units	2,662,323	3,070,605	2,054,466	2,540,834	1,877,500	2,352,559	3,807,910	4,103,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(22,976)	(31,320)	2,162,802	2,597,566	2,310,840	2,515,382	(7,355)	(20,558)
Realized gain (loss) on investments	(99,068)	(646,824)	(1,216,411)	(1,803,639)	(68,101)	13,861,200	(182,450)	(64,651)
Change in unrealized gain (loss) on investments	(295,421)	1,831,687	(68,509)	3,224,192	(1,254,835)	(12,613,795)	(194,714)	360,262
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(417,465)	1,153,543	877,882	4,018,119	987,904	3,762,787	(384,519)	275,053

Equity transactions:
Purchase payments received from contract owners (note 3)	413,304	517,953	93,630	79,217	602,339	832,954	50,858	66,253
Transfers between funds	779,271	1,582,482	(1,688,262)	(1,809,615)	(284,755)	(21,181,442)	(162,184)	(156,085)
Redemptions (note 3)	(1,689,973)	(2,091,288)	(5,744,265)	(6,934,686)	(6,705,989)	(6,722,168)	(311,832)	(455,737)
Annuity benefits	(53,076)	(50,834)	(15,327)	(17,271)	(25,843)	(28,975)	(3,169)	(5,551)
Contract maintenance charges (note 2)	(362)	(295)	(391)	(466)	(331)	(345)	(63)	(59)
Contingent deferred sales charges (note 2)	(2,564)	(2,427)	(4,297)	(5,552)	(6,260)	(6,167)	(940)	(450)
Adjustments to maintain reserves	(258)	(801)	(530)	(916)	(495)	(3,089)	(62)	(191)

Net equity transactions	(553,658)	(45,210)	(7,359,442)	(8,689,289)	(6,421,334)	(27,109,232)	(427,392)	(551,820)

Net change in contract owners’ equity	(971,123)	1,108,333	(6,481,560)	(4,671,170)	(5,433,430)	(23,346,445)	(811,911)	(276,767)
Contract owners’ equity beginning of period	13,277,735	12,169,402	33,724,159	38,395,329	37,300,452	60,646,897	1,948,460	2,225,227

Contract owners’ equity end of period	$12,306,612	13,277,735	27,242,599	33,724,159	31,867,022	37,300,452	1,136,549	1,948,460

CHANGES IN UNITS:
Beginning units	1,421,023	1,422,326	1,905,594	2,432,766	2,742,198	5,022,438	70,785	92,773
Units purchased	355,549	515,144	9,777	62,462	1,007,577	3,367,157	2,457	1,647
Units redeemed	(402,026)	(516,447)	(416,334)	(589,634)	(1,463,460)	(5,647,397)	(20,154)	(23,635)

Ending units	1,374,546	1,421,023	1,499,037	1,905,594	2,286,315	2,742,198	53,088	70,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GEM3		GEM6		GIG		GIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(201,676)	(566,214)	(11,140)	(19,010)	24,730	(3,036)	36,685	(49,963)
Realized gain (loss) on investments	(5,901,629)	(11,714,634)	24,333	(260,475)	33,704	56,569	(1,495,831)	(5,227,492)
Change in unrealized gain (loss) on investments	(4,952,430)	19,225,413	(213,925)	397,489	(770,978)	(10,389)	(1,154,206)	7,913,535
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,055,735)	6,944,565	(200,732)	118,004	(712,544)	43,144	(2,613,352)	2,636,080

Equity transactions:
Purchase payments received from contract owners (note 3)	946,015	1,209,703	9,356	34,861	39,314	32,910	560,911	316,040
Transfers between funds	(6,710,212)	(1,774,128)	(39,380)	4,713	5,983,328	(361,742)	2,315,266	(1,220,819)
Redemptions (note 3)	(7,895,652)	(8,480,529)	(174,993)	(276,463)	(434,399)	(137,485)	(4,384,665)	(4,266,072)
Annuity benefits	(32,299)	(34,168)	-	-	(1,553)	(829)	(104)	(98)
Contract maintenance charges (note 2)	(2,386)	(2,888)	-	-	(73)	(40)	(584)	(603)
Contingent deferred sales charges (note 2)	(16,737)	(24,382)	(28)	(201)	(174)	(432)	(5,057)	(12,154)
Adjustments to maintain reserves	(40)	202	(29)	109	34,619	(265)	(8,071)	(552)

Net equity transactions	(13,711,311)	(9,106,190)	(205,074)	(236,981)	5,621,062	(467,883)	(1,522,304)	(5,184,257)

Net change in contract owners’ equity	(24,767,046)	(2,161,625)	(405,806)	(118,977)	4,908,518	(424,739)	(4,135,656)	(2,548,177)
Contract owners’ equity beginning of period	57,105,797	59,267,422	994,617	1,113,594	766,436	1,191,175	24,943,880	27,492,057

Contract owners’ equity end of period	$32,338,751	57,105,797	588,811	994,617	5,674,954	766,436	20,808,224	24,943,880

CHANGES IN UNITS:
Beginning units	1,961,773	2,343,389	45,329	57,783	62,717	108,942	1,299,368	1,606,441
Units purchased	230,287	515,837	3,215	8,913	512,881	5,025	320,310	309,157
Units redeemed	(744,179)	(897,453)	(13,195)	(21,367)	(52,390)	(51,250)	(404,538)	(616,230)

Ending units	1,447,881	1,961,773	35,349	45,329	523,208	62,717	1,215,140	1,299,368

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVIE6		NVNMO1		NVNSR1		NVNSR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12)	(237)	(426,679)	(851,277)	(13,819)	(16,370)	(31)	(27)
Realized gain (loss) on investments	(4,019)	(3,832)	2,396,508	2,969,870	645,266	454,570	245	7
Change in unrealized gain (loss) on investments	(6,873)	9,569	(12,503,510)	2,178,031	(882,687)	302,498	(543)	374
Reinvested capital gains	-	-	612,655	7,570,839	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,904)	5,500	(9,921,026)	11,867,463	(251,240)	740,698	(329)	354

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	843,458	1,520,229	124,711	241,728	-	-
Transfers between funds	54,592	-	(3,073,960)	(9,478,834)	1,213,521	(1,410,734)	841	-
Redemptions (note 3)	(7,520)	(4,230)	(12,857,497)	(14,703,827)	(628,009)	(806,825)	(2,556)	-
Annuity benefits	(2,059)	(1,765)	(14,483)	(16,807)	(628)	(575)	-	-
Contract maintenance charges (note 2)	-	1	(1,543)	(1,861)	(582)	(767)	-	-
Contingent deferred sales charges (note 2)	-	-	(12,659)	(19,979)	(2,141)	(4,318)	-	-
Adjustments to maintain reserves	(3)	6	(415)	4,583	(122)	44	(5)	-

Net equity transactions	45,010	(5,988)	(15,117,099)	(22,696,497)	706,750	(1,981,448)	(1,720)	-

Net change in contract owners’ equity	34,106	(488)	(25,038,125)	(10,829,034)	455,510	(1,240,750)	(2,049)	354
Contract owners’ equity beginning of period	55,731	56,219	91,223,789	102,052,823	3,141,089	4,381,839	2,049	1,695

Contract owners’ equity end of period	$89,837	55,731	66,185,664	91,223,789	3,596,599	3,141,089	-	2,049

CHANGES IN UNITS:
Beginning units	7,153	8,052	10,221,217	13,082,723	318,693	545,466	217	217
Units purchased	7,163	28	589,091	956,878	289,015	204,391	82	-
Units redeemed	(1,343)	(927)	(2,322,813)	(3,818,384)	(225,845)	(431,164)	(299)	-

Ending units	12,973	7,153	8,487,495	10,221,217	381,863	318,693	-	217

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$25,015	(15,416)	121,153	(23,647)	68,331	(23,121)	118,383	4,113
Realized gain (loss) on investments	113,735	260,027	679,973	293,238	112,306	(72,225)	289,345	403,070
Change in unrealized gain (loss) on investments	(401,718)	(134,930)	(1,082,853)	387,632	(501,521)	596,301	(424,227)	(84,730)
Reinvested capital gains	40,893	188,921	60,931	-	34,750	204	53,609	125,034

Net increase (decrease) in contract owners’ equity resulting from operations	(222,075)	298,602	(220,796)	657,223	(286,134)	501,159	37,110	447,487

Equity transactions:
Purchase payments received from contract owners (note 3)	165,050	197,959	249,811	215,456	466,686	178,334	177,145	416,266
Transfers between funds	263,006	110,790	336,108	4,834,439	503,122	2,064,489	1,741,381	3,455,185
Redemptions (note 3)	(252,561)	(302,268)	(2,199,408)	(1,370,476)	(1,112,453)	(729,333)	(1,152,381)	(1,237,401)
Annuity benefits	-	-	(5,700)	-	(1,019)	(889)	(30,989)	(25,006)
Contract maintenance charges (note 2)	(595)	(383)	21	(138)	(495)	(171)	(221)	(212)
Contingent deferred sales charges (note 2)	(1,609)	(1,233)	(3,564)	(10,695)	(1,660)	(1,410)	(1,104)	(1,606)
Adjustments to maintain reserves	(46)	(34)	(60)	(41)	(72)	(175)	5,159	4,310

Net equity transactions	173,245	4,831	(1,622,792)	3,668,545	(145,891)	1,510,846	738,990	2,611,536

Net change in contract owners’ equity	(48,830)	303,433	(1,843,588)	4,325,768	(432,025)	2,012,005	776,100	3,059,023
Contract owners’ equity beginning of period	2,674,006	2,370,573	10,310,910	5,985,142	6,034,819	4,022,814	9,293,811	6,234,788

Contract owners’ equity end of period	$2,625,176	2,674,006	8,467,322	10,310,910	5,602,794	6,034,819	10,069,911	9,293,811

CHANGES IN UNITS:
Beginning units	289,171	291,521	962,233	589,939	580,022	418,388	807,699	581,196
Units purchased	87,914	134,326	360,980	672,494	141,247	303,563	768,647	579,372
Units redeemed	(71,057)	(136,676)	(516,816)	(300,200)	(140,021)	(141,929)	(699,350)	(352,869)

Ending units	306,028	289,171	806,397	962,233	581,248	580,022	876,996	807,699

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCMD2		NVCMA2		NVCMC2		NVCBD1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$238,781	(62,698)	93,143	(44,462)	123,682	(9,863)	171,281	130,680
Realized gain (loss) on investments	1,688,917	294,009	498,370	353,810	179,438	557,537	100,750	321,224
Change in unrealized gain (loss) on investments	(2,782,112)	1,497,093	(1,197,270)	511,762	(493,829)	(49,399)	147,169	(113,371)
Reinvested capital gains	125,171	-	78,069	-	52,671	13,578	-	81,541

Net increase (decrease) in contract owners’ equity resulting from operations	(729,243)	1,728,404	(527,688)	821,110	(138,038)	511,853	419,200	420,074

Equity transactions:
Purchase payments received from contract owners (note 3)	843,269	1,516,375	440,375	365,806	409,521	414,056	131,548	305,088
Transfers between funds	1,447,362	7,467,967	743,852	2,315,760	941,343	2,453,693	1,777,925	2,690,069
Redemptions (note 3)	(3,149,311)	(2,919,401)	(1,034,974)	(757,811)	(1,062,366)	(1,051,497)	(1,315,913)	(2,394,549)
Annuity benefits	(60,418)	(78,588)	(78,103)	(74,432)	(5,413)	(4,982)	(16,280)	(14,531)
Contract maintenance charges (note 2)	(1,214)	(860)	(779)	(523)	(248)	(186)	(331)	(486)
Contingent deferred sales charges (note 2)	(3,443)	(1,839)	(3,190)	(1,890)	(290)	(438)	(2,094)	(3,295)
Adjustments to maintain reserves	(25,885)	(730)	(337)	(2,531)	(120)	(2)	(172)	(253)

Net equity transactions	(949,640)	5,982,924	66,844	1,844,379	282,427	1,810,643	574,683	582,043

Net change in contract owners’ equity	(1,678,883)	7,711,328	(460,844)	2,665,489	144,389	2,322,496	993,883	1,002,117
Contract owners’ equity beginning of period	20,622,567	12,911,239	8,217,274	5,551,785	8,478,574	6,156,078	8,231,626	7,229,509

Contract owners’ equity end of period	$18,943,684	20,622,567	7,756,430	8,217,274	8,622,963	8,478,574	9,225,509	8,231,626

CHANGES IN UNITS:
Beginning units	1,912,124	1,273,021	703,800	487,057	798,523	633,405	722,330	669,759
Units purchased	612,929	1,252,700	282,342	479,194	221,089	560,817	380,521	686,476
Units redeemed	(696,074)	(613,597)	(270,406)	(262,451)	(194,691)	(395,699)	(336,556)	(633,905)

Ending units	1,828,979	1,912,124	715,736	703,800	824,921	798,523	766,295	722,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCBD2		NVLCP2		TRF		TRF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,066	4,669	64,110	55,159	98,786	(70,290)	(5,111)	(8,093)
Realized gain (loss) on investments	9,397	4,039	34,723	203,794	(1,793,123)	(4,115,477)	(50,795)	(60,171)
Change in unrealized gain (loss) on investments	16,006	15,054	127,769	(79,871)	1,400,569	17,958,649	50,543	137,224
Reinvested capital gains	-	7,760	5,090	89,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,469	31,522	231,692	268,738	(293,768)	13,772,882	(5,363)	68,960

Equity transactions:
Purchase payments received from contract owners (note 3)	2,004	-	75,389	14,847	1,687,815	2,684,534	-	600
Transfers between funds	125,137	109,708	3,518,902	266,457	(4,051,845)	(325,992)	(31,631)	(61,800)
Redemptions (note 3)	(45,147)	(19,869)	(1,586,209)	(722,306)	(17,967,587)	(19,229,198)	(110,323)	(240,080)
Annuity benefits	-	-	(8,446)	(8,224)	(109,291)	(90,425)	-	-
Contract maintenance charges (note 2)	-	-	(61)	(45)	(7,520)	(8,457)	-	-
Contingent deferred sales charges (note 2)	(205)	-	(874)	(62)	(21,995)	(27,681)	(84)	(70)
Adjustments to maintain reserves	(9)	(10)	(121)	(105)	(1,587)	(14,076)	22	(22)

Net equity transactions	81,780	89,829	1,998,580	(449,439)	(20,472,010)	(17,011,295)	(142,016)	(301,372)

Net change in contract owners’ equity	115,249	121,351	2,230,272	(180,701)	(20,765,778)	(3,238,413)	(147,379)	(232,412)
Contract owners’ equity beginning of period	789,449	668,098	3,788,917	3,969,618	125,379,325	128,617,738	623,121	855,533

Contract owners’ equity end of period	$904,698	789,449	6,019,189	3,788,917	104,613,547	125,379,325	475,742	623,121

CHANGES IN UNITS:
Beginning units	72,196	63,999	307,535	344,564	9,987,008	11,511,657	59,096	90,233
Units purchased	14,839	10,355	435,178	263,446	217,952	923,449	106	329
Units redeemed	(7,656)	(2,158)	(279,652)	(300,475)	(1,832,431)	(2,448,098)	(13,525)	(31,466)

Ending units	79,379	72,196	463,061	307,535	8,372,529	9,987,008	45,677	59,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GBF		GBF2		CAF		GVIX8
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,173,929	5,256,010	50,858	73,932	(141,493)	(119,366)	94,456	28,670
Realized gain (loss) on investments	352,878	4,949,691	50,663	44,449	2,718,191	1,693,588	265,374	(453,341)
Change in unrealized gain (loss) on investments	8,528,350	(8,988,636)	201,824	(138,379)	(3,102,540)	3,194,497	(1,395,427)	596,544
Reinvested capital gains	693,023	9,655,851	18,621	301,802	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,748,180	10,872,916	321,966	281,804	(525,842)	4,768,719	(1,035,597)	171,873

Equity transactions:
Purchase payments received from contract owners (note 3)	2,591,277	3,784,154	33,554	91,844	803,860	592,577	58,777	39,542
Transfers between funds	(8,189,791)	(6,455,822)	(273,105)	(162,632)	1,187,579	(701,182)	4,029,646	219,618
Redemptions (note 3)	(43,853,866)	(53,526,215)	(2,174,926)	(2,787,357)	(4,881,868)	(3,513,337)	(738,160)	(378,317)
Annuity benefits	(194,681)	(213,211)	(687)	(696)	(6,611)	(6,461)	(2,050)	(1,984)
Contract maintenance charges (note 2)	(4,658)	(5,562)	-	-	(2,590)	(2,895)	(88)	(121)
Contingent deferred sales charges (note 2)	(36,010)	(64,767)	(844)	(2,903)	(6,673)	(6,149)	(1,047)	(846)
Adjustments to maintain reserves	(1,059)	(26,512)	29	16	(59)	(34)	(80)	(42)

Net equity transactions	(49,688,788)	(56,507,935)	(2,415,979)	(2,861,729)	(2,906,362)	(3,637,481)	3,346,998	(122,150)

Net change in contract owners’ equity	(35,940,608)	(45,635,019)	(2,094,013)	(2,579,925)	(3,432,204)	1,131,238	2,311,401	49,723
Contract owners’ equity beginning of period	255,996,817	301,631,836	7,952,830	10,532,755	30,883,509	29,752,271	3,124,185	3,074,462

Contract owners’ equity end of period	$220,056,209	255,996,817	5,858,817	7,952,830	27,451,305	30,883,509	5,435,586	3,124,185

CHANGES IN UNITS:
Beginning units	15,180,960	18,571,113	626,493	853,076	3,600,445	4,093,988	345,841	362,938
Units purchased	1,774,759	4,156,549	12,481	67,725	637,435	256,602	605,348	97,028
Units redeemed	(4,662,362)	(7,546,702)	(200,553)	(294,308)	(976,593)	(750,145)	(249,289)	(114,125)

Ending units	12,293,357	15,180,960	438,421	626,493	3,261,287	3,600,445	701,900	345,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$265,044	209,884	45,715	6,984	9,619	(144)	620,122	632,101
Realized gain (loss) on investments	(4,733,651)	(4,398,101)	77,194	39,309	28,116	16,632	(297,452)	(528,713)
Change in unrealized gain (loss) on investments	2,423,366	10,097,082	(143,231)	233,886	(60,306)	42,983	391,917	2,486,787
Reinvested capital gains	-	-	5,315	7,419	884	1,686	170,870	166,254

Net increase (decrease) in contract owners’ equity resulting from operations	(2,045,241)	5,908,865	(15,007)	287,598	(21,687)	61,157	885,457	2,756,429

Equity transactions:
Purchase payments received from contract owners (note 3)	836,394	1,345,721	39,061	20,233	123,063	62,507	790,348	693,146
Transfers between funds	(957,686)	(2,966,055)	970,111	2,294,762	69,079	276,757	2,673,301	2,750,386
Redemptions (note 3)	(7,443,131)	(6,600,800)	(602,968)	(93,544)	(266,857)	(46,453)	(11,295,447)	(13,802,346)
Annuity benefits	(108,139)	(67,557)	(1,837)	(1,073)	(1,170)	(1,119)	(50,790)	(81,383)
Contract maintenance charges (note 2)	(6,746)	(7,634)	(32)	(2)	(77)	(10)	(1,150)	(1,480)
Contingent deferred sales charges (note 2)	(33,150)	(42,772)	(619)	(1)	(771)	-	(5,142)	(31,184)
Adjustments to maintain reserves	(464)	550	(38)	(487)	(30)	(82)	(12,089)	8,815

Net equity transactions	(7,712,922)	(8,338,547)	403,678	2,219,888	(76,763)	291,600	(7,900,969)	(10,464,046)

Net change in contract owners’ equity	(9,758,163)	(2,429,682)	388,671	2,507,486	(98,450)	352,757	(7,015,512)	(7,707,617)
Contract owners’ equity beginning of period	49,511,482	51,941,164	4,012,310	1,504,824	1,116,422	763,665	55,648,761	63,356,378

Contract owners’ equity end of period	$39,753,319	49,511,482	4,400,981	4,012,310	1,017,972	1,116,422	48,633,249	55,648,761

CHANGES IN UNITS:
Beginning units	3,478,795	4,157,079	317,412	127,959	78,659	61,529	4,288,835	5,109,651
Units purchased	381,283	530,279	119,622	231,565	19,117	65,897	629,719	1,032,488
Units redeemed	(957,216)	(1,208,563)	(87,784)	(42,112)	(24,605)	(48,767)	(1,222,933)	(1,853,304)

Ending units	2,902,862	3,478,795	349,250	317,412	73,171	78,659	3,695,621	4,288,835

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDM		GVDMA		GVDMC		MCIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,335,015	2,275,051	947,943	877,238	838,712	875,377	(410,417)	119,223
Realized gain (loss) on investments	(3,294,147)	(5,364,250)	(3,707,998)	(6,689,409)	(824,243)	(2,434,915)	2,688,764	668,115
Change in unrealized gain (loss) on investments	(1,491,985)	29,044,386	(752,315)	20,329,521	664,581	7,721,154	(7,148,226)	24,964,675
Reinvested capital gains	-	-	-	-	-	-	1,642,981	124,371

Net increase (decrease) in contract owners’ equity resulting from operations	(2,451,117)	25,955,187	(3,512,370)	14,517,350	679,050	6,161,616	(3,226,898)	25,876,384

Equity transactions:
Purchase payments received from contract owners (note3)	4,024,944	6,189,021	2,966,386	3,372,128	1,404,366	2,746,268	1,667,097	1,747,583
Transfers between funds	(5,112,383)	(6,674,460)	(4,665,571)	(3,347,695)	(1,358,547)	(1,303,103)	(2,965,487)	(4,952,259)
Redemptions (note 3)	(51,647,320)	(60,863,833)	(26,147,181)	(29,224,210)	(14,622,261)	(24,105,332)	(20,408,359)	(21,847,242)
Annuity benefits	(682,497)	(679,775)	(321,957)	(340,024)	(137,565)	(141,521)	(88,087)	(78,073)
Contract maintenance charges (note 2)	(11,936)	(13,622)	(15,337)	(16,360)	(3,656)	(3,902)	(2,853)	(3,095)
Contingent deferred sales charges (note 2)	(76,500)	(98,793)	(68,227)	(100,196)	(17,982)	(37,276)	(26,954)	(36,822)
Adjustments to maintain reserves	(7,139)	(28)	(3,252)	3,965	(116)	(1,128)	6,158	5,868

Net equity transactions	(53,512,831)	(62,141,490)	(28,255,139)	(29,652,392)	(14,735,761)	(22,845,994)	(21,818,485)	(25,164,039)

Net change in contract owners’ equity	(55,963,948)	(36,186,303)	(31,767,509)	(15,135,042)	(14,056,711)	(16,684,378)	(25,045,383)	712,345
Contract owners’ equity beginning of period	280,084,230	316,270,533	138,928,337	154,063,379	83,739,479	100,423,857	122,180,533	121,468,188

Contract owners’ equity end of period	$224,120,282	280,084,230	107,160,828	138,928,337	69,682,768	83,739,479	97,135,150	122,180,533

CHANGES IN UNITS:
Beginning units	19,697,426	24,580,501	9,585,870	11,933,118	6,041,482	7,849,777	4,548,842	5,661,511
Units purchased	823,638	2,680,321	446,203	1,564,260	389,239	1,007,203	476,348	570,629
Units redeemed	(4,651,786)	(7,563,396)	(2,441,840)	(3,911,508)	(1,460,537)	(2,815,498)	(1,277,025)	(1,683,298)

Ending units	15,869,278	19,697,426	7,590,233	9,585,870	4,970,184	6,041,482	3,748,165	4,548,842

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SAM		NVMIG1		NVMIG3		GVDIV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,169,884)	(3,967,836)	32	(28)	109,834	(249,869)	7	20
Realized gain (loss) on investments	-	-	161	(970)	2,423,101	2,081,973	(102)	(110)
Change in unrealized gain (loss) on investments	-	-	(1,537)	1,747	(8,536,436)	5,856,229	(337)	198
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,169,884)	(3,967,836)	(1,344)	749	(6,003,501)	7,688,333	(432)	108

Equity transactions:
Purchase payments received from contract owners (note 3)	28,696,584	30,568,583	-	-	695,453	921,875	-	-
Transfers between funds	117,178,111	54,146,452	(416)	1,928	(1,738,541)	(4,795,227)	-	-
Redemptions (note 3)	(165,913,105)	(194,917,158)	-	-	(8,973,473)	(11,118,397)	14	12
Annuity benefits	(498,899)	(465,152)	-	-	(10,412)	(10,093)	(212)	(218)
Contract maintenance charges (note 2)	(4,366)	(5,431)	-	-	(1,580)	(2,014)	-	-
Contingent deferred sales charges (note 2)	(106,162)	(153,731)	-	-	(11,016)	(17,269)	-	-
Adjustments to maintain reserves	(10,419)	(32,631)	(2)	1	(474)	2,958	-	0

Net equity transactions	(20,658,256)	(110,859,069)	(418)	1,929	(10,040,043)	(15,018,166)	(198)	(206)

Net change in contract owners’ equity	(23,828,140)	(114,826,905)	(1,762)	2,678	(16,043,544)	(7,329,833)	(630)	(98)
Contract owners’ equity beginning of period	282,412,346	397,239,251	13,636	10,958	67,152,800	74,482,633	2,620	2,718

Contract owners’ equity end of period	$258,584,206	282,412,346	11,874	13,636	51,109,256	67,152,800	1,990	2,620

CHANGES IN UNITS:
Beginning units	22,936,653	31,981,566	896	813	7,207,413	9,022,689	212	230
Units purchased	26,242,335	23,226,328	96	827	283,029	494,833	1	1
Units redeemed	(27,943,456)	(32,271,241)	(122)	(744)	(1,372,218)	(2,310,109)	(18)	(19)

Ending units	21,235,532	22,936,653	870	896	6,118,224	7,207,413	195	212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDIV3		GVDIV6		NVMLG1		NVMLG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$74,678	143,054	222	1,061	(315,475)	(255,676)	(12,585)	(17,717)
Realized gain (loss) on investments	(3,387,382)	(3,812,622)	(98,123)	(315,994)	634,688	1,206,613	73,672	43,222
Change in unrealized gain (loss) on investments	1,221,761	4,243,150	(386)	328,212	(1,250,747)	668,604	(83,249)	41,508
Reinvested capital gains	-	-	-	-	-	1,118,211	-	39,440

Net increase (decrease) in contract owners’ equity resulting from operations	(2,090,943)	573,582	(98,287)	13,279	(931,534)	2,737,752	(22,162)	106,453

Equity transactions:
Purchase payments received from contract owners (note 3)	287,589	177,737	1,267	15,949	355,935	381,675	(18,101)	20,161
Transfers between funds	(830,746)	(1,482,147)	(1,522)	(28,201)	(1,620,023)	22,374,986	(149,711)	(167,564)
Redemptions (note 3)	(2,397,421)	(2,335,441)	(87,233)	(276,285)	(5,175,353)	(4,326,362)	(157,116)	(172,399)
Annuity benefits	-	-	(12,241)	(11,848)	(34,584)	(24,493)	(603)	(410)
Contract maintenance charges (note 2)	(593)	(692)	-	3	(1,417)	(1,312)	-	-
Contingent deferred sales charges (note 2)	(3,430)	(3,981)	(142)	(379)	(8,064)	(12,356)	-	(33)
Adjustments to maintain reserves	(115)	892	(24)	85	(6,862)	(10,064)	(23)	479

Net equity transactions	(2,944,716)	(3,643,632)	(99,895)	(300,676)	(6,490,368)	18,382,074	(325,554)	(319,767)

Net change in contract owners’ equity	(5,035,659)	(3,070,050)	(198,182)	(287,397)	(7,421,902)	21,119,826	(347,716)	(213,314)
Contract owners’ equity beginning of period	14,505,612	17,575,662	638,997	926,394	30,275,698	9,155,872	887,996	1,101,310

Contract owners’ equity end of period	$9,469,953	14,505,612	440,815	638,997	22,853,796	30,275,698	540,280	887,996

CHANGES IN UNITS:
Beginning units	905,151	1,150,634	39,415	67,302	3,235,185	1,116,209	97,408	138,048
Units purchased	76,046	116,963	1,054	6,945	398,659	3,481,033	435	1,661
Units redeemed	(268,459)	(362,446)	(7,890)	(34,832)	(1,094,917)	(1,362,057)	(35,582)	(42,301)

Ending units	712,738	905,151	32,579	39,415	2,538,927	3,235,185	62,261	97,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,632)	(26,704)	(30,113)	(50,722)	(1,096,454)	(1,152,256)	(88,355)	(92,638)
Realized gain (loss) on investments	(86,987)	(205,887)	182,814	163,146	7,617,033	5,261,698	685,093	257,437
Change in unrealized gain (loss) on investments	(894,703)	130,707	(543,243)	132,358	(11,580,475)	19,775,865	(957,891)	1,462,680
Reinvested capital gains	282,809	348,076	118,986	207,149	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(706,513)	246,192	(271,556)	451,931	(5,059,896)	23,885,307	(361,153)	1,627,479

Equity transactions:
Purchase payments received from contract owners (note 3)	191,886	100,366	8,550	60,112	1,609,747	1,918,724	113,576	111,284
Transfers between funds	(136,524)	11,324,576	(515,390)	(444,967)	(5,413,692)	(5,160,556)	(1,260,854)	(407,884)
Redemptions (note 3)	(1,744,115)	(1,417,191)	(558,297)	(898,416)	(18,166,884)	(16,017,711)	(664,660)	(831,937)
Annuity benefits	(534)	(336)	(6,468)	(8,507)	(71,854)	(65,043)	-	-
Contract maintenance charges (note 2)	(229)	(70)	(20)	(26)	(3,417)	(3,826)	-	-
Contingent deferred sales charges (note 2)	(2,000)	(886)	(268)	(1,890)	(27,643)	(28,692)	-	-
Adjustments to maintain reserves	(542)	480	(134)	539	(600)	4,206	(80)	1,132

Net equity transactions	(1,692,058)	10,006,939	(1,072,027)	(1,293,155)	(22,074,343)	(19,352,899)	(1,812,018)	(1,127,405)

Net change in contract owners’ equity	(2,398,571)	10,253,131	(1,343,583)	(841,224)	(27,134,239)	4,532,408	(2,173,171)	500,074
Contract owners’ equity beginning of period	10,253,131	-	4,658,981	5,500,205	112,279,353	107,746,945	8,045,704	7,545,630

Contract owners’ equity end of period	$7,854,560	10,253,131	3,315,398	4,658,981	85,145,114	112,279,353	5,872,533	8,045,704

CHANGES IN UNITS:
Beginning units	978,492	-	510,297	671,187	11,324,227	13,643,300	828,610	970,197
Units purchased	233,184	1,317,023	4,979	70,763	566,102	909,181	44,535	61,705
Units redeemed	(405,657)	(338,531)	(124,961)	(231,653)	(2,833,021)	(3,228,254)	(231,839)	(203,292)

Ending units	806,019	978,492	390,315	510,297	9,057,308	11,324,227	641,306	828,610

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMMV2		SCGF		SCGF2		SCVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(245,423)	95,347	(312,143)	(301,985)	(8,626)	(9,617)	(715,822)	(609,409)
Realized gain (loss) on investments	3,359,910	2,955,674	(985,030)	(1,319,049)	(2,753)	(5,150)	(3,384,670)	(9,908,916)
Change in unrealized gain (loss) on investments	(5,489,242)	6,142,025	767,695	7,327,167	2,368	118,205	(2,265,549)	36,677,316
Reinvested capital gains	274,952	3,384,013	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,0 99,803)	12,577,059	(529,478)	5,706,133	(9,011)	103,438	(6,366,041)	26,158,991

Equity transactions:
Purchase payments received from contract owners (note 3)	8 34,915	1,112,267	459,657	525,121	853	40,677	1,427,244	1,837,780
Transfers between funds	(2,655,023)	(5,140,546)	(1,143,829)	537,786	(25,760)	11,475	(4,543,260)	(5,510,180)
Redemptions (note 3)	(11,658,201)	(14,112,991)	(5,080,333)	(4,500,541)	(99,481)	(242,049)	(19,543,830)	(20,079,069)
Annuity benefits	(20,566)	(18,824)	(8,498)	(9,546)	(32)	(28)	(46,368)	(48,647)
Contract maintenance charges (note 2)	(1,500)	(1,836)	(970)	(970)	-	-	(3,284)	(3,175)
Contingent deferred sales charges (note 2)	(16,009)	(21,522)	(6,668)	(6,395)	(63)	(83)	(26,769)	(30,708)
Adjustments to maintain reserves	(302)	2,562	(688)	1,115	(42)	129	584	6,726

Net equity transactions	(13,516,686)	(18,180,890)	(5,781,329)	(3,453,429)	(124,525)	(189,879)	(22,735,683)	(23,827,274)

Net change in contract owners’ equity	(15,616,489)	(5,603,831)	(6,310,807)	2,252,704	(133,536)	(86,441)	(29,101,724)	2,331,717
Contract owners’ equity beginning of period	75,774,592	81,378,423	30,082,017	27,829,313	508,162	594,603	122,873,432	120,541,715

Contract owners’ equity end of period	$60,158,103	75,774,592	23,771,210	30,082,017	374,626	508,162	93,771,708	122,873,432

CHANGES IN UNITS:
Beginning units	7,386,826	9,387,443	2,093,550	2,405,794	52,561	75,333	4,308,309	5,299,089
Units purchased	311,157	521,586	423,172	304,958	2,044	8,273	164,509	404,505
Units redeemed	(1,625,203)	(2,522,203)	(832,823)	(617,202)	(14,727)	(31,045)	(971,280)	(1,395,285)

Ending units	6,072,780	7,386,826	1,683,899	2,093,550	39,878	52,561	3,501,538	4,308,309

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCVF2		SCF		SCF2		MSBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(15,315)	(17,392)	(620,048)	(982,254)	(28,847)	(49,211)	2,026,721	3,800,350
Realized gain (loss) on investments	(84,476)	(210,338)	(7,073,506)	(14,481,957)	(310,641)	(435,338)	888,970	(3,154,503)
Change in unrealized gain (loss) on investments	35,117	482,568	637,574	40,966,066	206,915	1,030,722	(43,706)	6,246,020
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64,674)	254,838	(7,055,980)	25,501,855	(132,573)	546,173	2,871,985	6,891,867

Equity transactions:
Purchase payments received from contract owners (note 3)	2,877	18,027	1,315,658	1,747,711	6,127	30,524	954,086	877,761
Transfers between funds	(192,117)	47,389	(5,913,682)	(7,532,828)	(56,810)	(113,999)	(1,618,783)	(2,492,534)
Redemptions (note 3)	(190,594)	(371,757)	(18,153,976)	(20,789,293)	(805,481)	(680,848)	(11,781,456)	(15,912,675)
Annuity benefits	(87)	(81)	(58,675)	(54,923)	-	-	(32,119)	(36,117)
Contract maintenance charges (note 2)	-	-	(3,215)	(3,265)	-	-	(641)	(769)
Contingent deferred sales charges (note 2)	(168)	(130)	(25,414)	(28,046)	(346)	(186)	(12,235)	(12,191)
Adjustments to maintain reserves	(26)	260	146	11,456	18	(54)	3,782	(279)

Net equity transactions	(380,115)	(306,292)	(22,839,158)	(26,649,188)	(856,492)	(764,564)	(12,487,366)	(17,576,804)

Net change in contract owners’ equity	(444,789)	(51,454)	(29,895,138)	(1,147,333)	(989,065)	(218,391)	(9,615,381)	(10,684,937)
Contract owners’ equity beginning of period	1,285,091	1,336,545	124,902,834	126,050,167	2,679,638	2,898,029	70,392,158	81,077,095

Contract owners’ equity end of period	$840,302	1,285,091	95,007,696	124,902,834	1,690,573	2,679,638	60,776,777	70,392,158

CHANGES IN UNITS:
Beginning units	95,306	123,050	4,900,621	6,145,117	180,903	239,791	4,263,225	5,382,701
Units purchased	2,327	20,872	150,134	279,565	7,376	6,640	660,832	773,497
Units redeemed	(30,521)	(48,616)	(1,067,592)	(1,524,061)	(65,246)	(65,528)	(1,394,157)	(1,892,973)

Ending units	67,112	95,306	3,983,163	4,900,621	123,033	180,903	3,529,900	4,263,225

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$53,424	28,580	(1,964,559)	(315,593)	(157,708)	(13,974)	61,610	32,413
Realized gain (loss) on investments	63,521	39,677	1,310,954	3,352	52,173	7,683	112,098	486,042
Change in unrealized gain (loss) on investments	(71,371)	152,590	(13,123,827)	1,595,745	(327,551)	41,915	(705,320)	(877,268)
Reinvested capital gains	-	29,857	1,506,699	142,197	38,300	3,683	3,935	536,722

Net increase (decrease) in contract owners’ equity resulting from operations	45,574	250,704	(12,270,733)	1,425,701	(394,786)	39,307	(527,677)	177,909

Equity transactions:
Purchase payments received from contract owners (note 3)	77,210	298,114	6,197,485	784,417	26,774	144,922	153,471	186,591
Transfers between funds	(2,352,960)	(2,043,408)	(39,340,123)	503,227,250	(964,564)	13,169,143	252,644	(1,504,029)
Redemptions (note 3)	(2,704,368)	(4,234,794)	(77,721,255)	(6,877,641)	(2,181,441)	(384,477)	(560,553)	(882,523)
Annuity benefits	(49,821)	(52,052)	(372,805)	(21,200)	(7,164)	(44)	-	-
Contract maintenance charges (note 2)	(135)	(137)	(14,688)	(919)	-	-	(630)	(884)
Contingent deferred sales charges (note 2)	(1,718)	(2,788)	(91,327)	(10,115)	(1,013)	-	(1,977)	(5,815)
Adjustments to maintain reserves	(228)	(251)	3,092	(41,058)	130	(93,181)	(48)	62

Net equity transactions	(5,032,020)	(6,035,316)	(111,339,621)	497,060,734	(3,127,278)	12,836,363	(157,093)	(2,206,599)

Net change in contract owners’ equity	(4,986,446)	(5,784,612)	(123,610,354)	498,486,435	(3,522,064)	12,875,670	(684,770)	(2,028,690)
Contract owners’ equity beginning of period	16,059,808	21,844,420	499,959,710	1,473,275	12,888,319	12,649	3,825,427	5,854,117

Contract owners’ equity end of period	$11,073,362	16,059,808	376,349,356	499,959,710	9,366,255	12,888,319	3,140,657	3,825,427

CHANGES IN UNITS:
Beginning units	1,469,186	2,035,595	35,443,657	103,250	934,222	983	281,143	452,463
Units purchased	422,215	356,966	896,751	36,704,839	8,761	965,172	115,920	93,255
Units redeemed	(892,752)	(923,375)	(8,779,148)	(1,364,432)	(234,775)	(31,933)	(130,680)	(264,575)

Ending units	998,649	1,469,186	27,561,260	35,443,657	708,208	934,222	266,383	281,143

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	EIF		NVRE1		ALVGIB		ALVPGB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$37,080	94,843	(254,250)	757,013	(9,806)	(27,989)	(24,010)	(25,029)
Realized gain (loss) on investments	1,737,840	(804,439)	6,371,540	6,326,928	(93,990)	(169,440)	43,051	81,174
Change in unrealized gain (loss) on investments	(2,512,355)	4,346,272	(1,385,093)	10,699,688	169,396	349,649	(85,395)	57,337
Reinvested capital gains	-	-	398,333	8,019,861	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(737,435)	3,636,676	5,130,530	25,803,490	65,600	152,220	(66,354)	113,482

Equity transactions:
Purchase payments received from contract owners (note 3)	373,266	416,056	1,274,330	1,507,534	-	30,499	3,762	7,558
Transfers between funds	684,950	(1,274,946)	(1,248,985)	(3,298,660)	(50,391)	34,087	(130,400)	(61,100)
Redemptions (note 3)	(5,002,889)	(5,439,290)	(17,107,749)	(18,180,312)	(179,669)	(405,101)	(366,022)	(463,820)
Annuity benefits	(37,476)	(36,153)	(43,355)	(42,365)	-	-	-	-
Contract maintenance charges (note 2)	(1,145)	(1,397)	(2,967)	(3,288)	-	-	-	-
Contingent deferred sales charges (note 2)	(6,263)	(11,309)	(25,603)	(30,265)	-	(46)	(49)	(2)
Adjustments to maintain reserves	(1,703)	3,626	(860)	9,466	(43)	(45)	(60)	(36)

Net equity transactions	(3,991,260)	(6,343,413)	(17,155,189)	(20,037,890)	(230,103)	(340,606)	(492,769)	(517,400)

Net change in contract owners’ equity	(4,728,695)	(2,706,737)	(12,024,659)	5,765,600	(164,503)	(188,386)	(559,123)	(403,918)
Contract owners’ equity beginning of period	27,448,851	30,155,588	105,360,473	99,594,873	1,448,373	1,636,759	1,608,213	2,012,131

Contract owners’ equity end of period	$22,720,156	27,448,851	93,335,814	105,360,473	1,283,870	1,448,373	1,049,090	1,608,213

CHANGES IN UNITS:
Beginning units	2,221,826	2,805,689	11,210,732	13,652,000	139,314	174,315	151,328	204,515
Units purchased	405,612	319,972	1,053,802	2,138,368	3,378	7,491	1,759	7,165
Units redeemed	(705,538)	(903,835)	(2,841,850)	(4,579,636)	(23,847)	(42,492)	(48,332)	(60,352)

Ending units	1,921,900	2,221,826	9,422,684	11,210,732	118,845	139,314	104,755	151,328

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ALVSVB		ACVIG		ACVIG2		ACVIP2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(112,991)	(113,166)	257,200	250,638	(7,967)	(10,180)	1,877,992	363,675
Realized gain (loss) on investments	313,846	1,627,372	(383,192)	(1,500,432)	(56,407)	(60,331)	817,750	430,039
Change in unrealized gain (loss) on investments	(1,299,380)	(42,881)	1,468,022	9,073,806	89,283	232,364	2,995,849	1,833,868
Reinvested capital gains	-	-	-	-	-	-	770,397	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,098,525)	1,471,325	1,342,030	7,824,012	24,909	161,853	6,461,988	2,627,582

Equity transactions:
Purchase payments received from contract owners (note 3)	134,518	413,404	923,946	1,079,139	675	956	1,159,003	1,367,541
Transfers between funds	30,964	2,092,442	(1,629,248)	(2,552,379)	(128,985)	17,163	11,720,137	3,711,324
Redemptions (note 3)	(1,571,546)	(1,649,000)	(10,540,728)	(11,337,777)	(335,113)	(260,961)	(12,191,461)	(11,601,803)
Annuity benefits	(36,212)	(33,065)	(25,290)	(25,688)	(381)	(355)	(140,570)	(138,370)
Contract maintenance charges (note 2)	(46)	(51)	(1,754)	(2,009)	-	-	(945)	(572)
Contingent deferred sales charges (note 2)	(1,049)	(2,547)	(12,699)	(13,967)	(241)	(249)	(13,812)	(14,110)
Adjustments to maintain reserves	(491)	6,275	125	1,382	42	52	(1,410)	15,755

Net equity transactions	(1,443,862)	827,459	(11,285,648)	(12,851,300)	(464,003)	(243,394)	530,942	(6,660,235)

Net change in contract owners’ equity	(2,542,387)	2,298,784	(9,943,618)	(5,027,288)	(439,094)	(81,541)	6,992,930	(4,032,653)
Contract owners’ equity beginning of period	10,316,142	8,017,358	65,910,418	70,937,706	1,511,957	1,593,498	65,932,440	69,965,093

Contract owners’ equity end of period	$7,773,755	10,316,142	55,966,800	65,910,418	1,072,863	1,511,957	72,925,370	65,932,440

CHANGES IN UNITS:
Beginning units	751,905	714,580	4,808,008	5,855,561	139,202	163,644	4,962,733	5,478,989
Units purchased	313,422	1,273,259	204,792	275,300	1,673	5,259	2,096,334	1,402,286
Units redeemed	(434,503)	(1,235,934)	(1,011,165)	(1,322,853)	(43,362)	(29,701)	(2,081,208)	(1,918,542)

Ending units	630,824	751,905	4,001,635	4,808,008	97,513	139,202	4,977,859	4,962,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVI		ACVI3		ACVMV1		ACVMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,225	18,876	(421)	907	29,066	112,302	(2,933)	1,730
Realized gain (loss) on investments	170,437	89,442	4,662	3,455	1,084,722	628,565	(5,987)	(10,687)
Change in unrealized gain (loss) on investments	(413,572)	149,839	(23,951)	11,279	(1,663,985)	828,738	(19,760)	88,017
Reinvested capital gains	-	-	-	-	306,319	-	14,005	-

Net increase (decrease) in contract owners’ equity resulting from operations	(237,910)	258,157	(19,710)	15,641	(243,878)	1,569,605	(14,675)	79,060

Equity transactions:
Purchase payments received from contract owners (note 3)	251,891	227,972	2,517	1,317	304,285	264,638	(1)	54,972
Transfers between funds	(125,582)	414,611	2,632	(9,551)	2,072,247	(94,656)	(11,582)	37,626
Redemptions (note 3)	(446,565)	(570,723)	(19,268)	(5,421)	(1,808,930)	(1,847,730)	(14,583)	(15,608)
Annuity benefits	(2,381)	(2,972)	(631)	(591)	-	-	(41,451)	(38,685)
Contract maintenance charges (note 2)	-	-	(17)	(23)	(400)	(395)	-	29
Contingent deferred sales charges (note 2)	(1,689)	(2,599)	(12)	-	(2,362)	(2,536)	(230)	(59)
Adjustments to maintain reserves	(303)	312	94	81	409	(280)	(7)	110

Net equity transactions	(324,629)	66,601	(14,685)	(14,187)	565,249	(1,680,960)	(67,854)	38,385

Net change in contract owners’ equity	(562,539)	324,758	(34,395)	1,454	321,371	(111,355)	(82,529)	117,445
Contract owners’ equity beginning of period	2,142,316	1,817,558	154,112	152,658	11,085,155	11,196,510	543,686	426,241

Contract owners’ equity end of period	$1,579,777	2,142,316	119,717	154,112	11,406,526	11,085,155	461,157	543,686

CHANGES IN UNITS:
Beginning units	131,890	125,256	10,476	11,571	914,061	1,084,995	38,845	35,520
Units purchased	15,186	35,942	1,379	1,166	481,355	491,391	469	7,663
Units redeemed	(35,206)	(29,308)	(2,453)	(2,261)	(436,718)	(662,325)	(5,452)	(4,338)

Ending units	111,870	131,890	9,402	10,476	958,698	914,061	33,862	38,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVU1		ACVV		ACVV2		DVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,264)	(971)	20,217	752,716	-	(11,739)	(125,533)	(132,263)
Realized gain (loss) on investments	2,350	5,845	(98,591)	(40,368,903)	-	(941,497)	2,728,537	(590,013)
Change in unrealized gain (loss) on investments	603	12,279	69,265	54,692,187	-	1,268,133	(2,794,290)	6,113,604
Reinvested capital gains	-	-	-	-	-	-	64,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,311)	17,153	(9,109)	15,076,000	-	314,897	(126,289)	5,391,328

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(1,593)	283,489	2,276,199	-	23,700	389,510	385,397
Transfers between funds	-	216,415	51,653	(166,200,809)	-	(3,666,891)	1,197,689	(2,956,421)
Redemptions (note 3)	(9,173)	(13,969)	(519,359)	(27,965,135)	-	(778,793)	(4,103,472)	(4,509,403)
Annuity benefits	-	-	-	(69,020)	-	-	(43,337)	(46,739)
Contract maintenance charges (note 2)	-	-	-	(3,986)	-	-	(1,123)	(1,403)
Contingent deferred sales charges (note 2)	-	7	(2,185)	(40,006)	-	(416)	(8,800)	(8,890)
Adjustments to maintain reserves	-	1	6,858	(6,020)	-	14	(604)	(2,420)

Net equity transactions	(9,173)	200,861	(179,544)	(192,008,777)	-	(4,422,386)	(2,570,137)	(7,139,880)

Net change in contract owners’ equity	(10,484)	218,014	(188,653)	(176,932,777)	-	(4,107,489)	(2,696,426)	(1,748,552)
Contract owners’ equity beginning of period	245,981	27,967	2,328,400	179,261,177	-	4,107,489	27,061,657	28,810,209

Contract owners’ equity end of period	$235,497	245,981	2,139,747	2,328,400	-	-	24,365,231	27,061,657

CHANGES IN UNITS:
Beginning units	23,615	3,041	117,661	10,383,543	-	358,036	1,716,152	2,276,941
Units purchased	-	22,418	9,426	541,204	-	13,643	460,476	895,658
Units redeemed	(848)	(1,844)	(18,729)	(10,807,086)	-	(371,679)	(617,394)	(1,456,447)

Ending units	22,767	23,615	108,358	117,661	-	-	1,559,234	1,716,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DCAP		DCAPS		DSC		DVIV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$342,974	608,923	(3,693)	3,143	(561)	(341)	1,033	1,915
Realized gain (loss) on investments	85,675	(1,187,204)	(16,797)	(23,319)	9,281	(64,814)	(9,243)	(59,593)
Change in unrealized gain (loss) on investments	4,286,498	7,903,281	123,769	216,900	(17,463)	93,355	(12,247)	59,025
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,715,147	7,325,000	103,279	196,724	(8,743)	28,200	(20,457)	1,347

Equity transactions:
Purchase payments received from contract owners (note 3)	1,166,023	1,044,411	11,181	23,451	1,527	1,538	-	52
Transfers between funds	8,106,920	2,389,306	59,391	2,186	(4,078)	(48,228)	-	-
Redemptions (note 3)	(10,539,930)	(8,524,120)	(422,935)	(365,825)	(35,309)	(46,431)	(13,843)	(141,182)
Annuity benefits	(49,836)	(47,863)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,333)	(1,421)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,194)	(14,917)	(140)	(442)	(15)	-	-	(16)
Adjustments to maintain reserves	(1,032)	2,790	(91)	33	(22)	(33)	(6)	101

Net equity transactions	(1,332,382)	(5,151,814)	(352,594)	(340,596)	(37,897)	(93,154)	(13,849)	(141,045)

Net change in contract owners’ equity	3,382,765	2,173,186	(249,315)	(143,872)	(46,640)	(64,954)	(34,306)	(139,698)
Contract owners’ equity beginning of period	60,613,944	58,440,758	1,621,785	1,765,657	92,805	157,759	117,319	257,017

Contract owners’ equity end of period	$63,996,709	60,613,944	1,372,470	1,621,785	46,165	92,805	83,013	117,319

CHANGES IN UNITS:
Beginning units	3,905,064	4,306,442	139,376	170,902	8,165	17,873	7,345	16,864
Units purchased	955,974	559,236	24,296	5,043	3,109	1,894	-	3
Units redeemed	(1,038,406)	(960,614)	(52,668)	(36,569)	(6,500)	(11,602)	(893)	(9,522)

Ending units	3,822,632	3,905,064	111,004	139,376	4,774	8,165	6,452	7,345

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FCA2S		FHIBS		FQB		FQBS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,839)	(7,571)	164,554	211,859	5,358,032	5,949,717	172,771	205,478
Realized gain (loss) on investments	17,114	39,295	3,592	(185,299)	(374,374)	(1,515,432)	47,082	(57,150)
Change in unrealized gain (loss) on investments	(48,939)	23,346	(88,808)	314,327	(3,322,361)	6,203,379	(197,055)	257,906
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,664)	55,070	79,338	340,887	1,661,297	10,637,664	22,798	406,234

Equity transactions:
Purchase payments received from contract owners (note 3)	675	776	6,333	21,309	1,238,389	1,859,344	3,834	42,563
Transfers between funds	(5,072)	157,657	174,040	149,801	(2,740,212)	(665,029)	170,113	331,812
Redemptions (note 3)	(66,878)	(171,031)	(586,768)	(1,536,207)	(23,850,354)	(30,503,747)	(1,442,566)	(1,661,455)
Annuity benefits	-	-	(197)	(188)	(75,309)	(84,186)	(707)	(711)
Contract maintenance charges (note 2)	-	-	-	-	(1,559)	(1,744)	-	-
Contingent deferred sales charges (note 2)	-	(123)	(709)	(642)	(21,429)	(44,706)	(307)	(729)
Adjustments to maintain reserves	(9)	(19)	(93)	(10)	(668)	(1,032)	31	36

Net equity transactions	(71,284)	(12,740)	(407,394)	(1,365,937)	(25,451,142)	(29,441,100)	(1,269,602)	(1,288,484)

Net change in contract owners’ equity	(110,948)	42,330	(328,056)	(1,025,050)	(23,789,845)	(18,803,436)	(1,246,804)	(882,250)
Contract owners’ equity beginning of period	607,510	565,180	2,571,111	3,596,161	137,086,113	155,889,549	5,793,423	6,675,673

Contract owners’ equity end of period	$496,562	607,510	2,243,055	2,571,111	113,296,268	137,086,113	4,546,619	5,793,423

CHANGES IN UNITS:
Beginning units	56,848	58,283	154,353	242,434	8,254,166	10,095,439	439,803	538,177
Units purchased	217	20,823	19,131	25,470	434,428	1,229,240	22,351	63,893
Units redeemed	(6,966)	(22,258)	(42,267)	(113,551)	(1,942,042)	(3,070,513)	(116,334)	(162,267)

Ending units	50,099	56,848	131,217	154,353	6,746,552	8,254,166	345,820	439,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FC2		FVSS2		FCS		FNRS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(175,566)	(10,661)	(17,794)	(28,580)	(3,557,943)	(107,199)	(186,296)
Realized gain (loss) on investments	-	(2,399,028)	(74,130)	(222,251)	(48,752)	(67,722,185)	149,367	(4,634,838)
Change in unrealized gain (loss) on investments	-	3,800,265	(4,746)	466,766	(345,175)	118,538,242	(2,095,750)	8,440,692
Reinvested capital gains	-	4	-	-	-	5,574	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,225,675	(89,537)	226,721	(422,507)	47,263,688	(2,053,582)	3,619,558

Equity transactions:
Purchase payments received from contract owners (note 3)	-	291,114	7,326	75,562	1,490,643	6,419,426	892,351	814,630
Transfers between funds	-	(10,375,269)	(71,052)	(113,277)	(112,961)	(377,376,752)	706,885	655,691
Redemptions (note 3)	-	(2,694,188)	(153,561)	(321,579)	(3,123,499)	(55,450,687)	(4,080,751)	(4,214,833)
Annuity benefits	-	(6,118)	-	-	5	(224,360)	(18,867)	(13,592)
Contract maintenance charges (note 2)	-	-	-	-	(18)	(11,048)	(1,034)	(1,035)
Contingent deferred sales charges (note 2)	-	(2,312)	(23)	(369)	(15,503)	(96,170)	(7,273)	(9,060)
Adjustments to maintain reserves	-	(9,030)	(65)	46	3,634	794	(1,639)	5,112

Net equity transactions	-	(12,795,802)	(217,375)	(359,617)	(1,757,699)	(426,738,797)	(2,510,328)	(2,763,087)

Net change in contract owners’ equity	-	(11,570,127)	(306,912)	(132,896)	(2,180,206)	(379,475,109)	(4,563,910)	856,471
Contract owners’ equity beginning of period	-	11,570,127	1,076,207	1,209,103	13,368,788	392,843,897	27,078,881	26,222,410

Contract owners’ equity end of period	$-	-	769,295	1,076,207	11,188,582	13,368,788	22,514,971	27,078,881

CHANGES IN UNITS:
Beginning units	-	871,508	76,877	107,421	627,694	21,380,872	2,554,064	2,882,823
Units purchased	-	45,160	2,384	10,945	34,215	1,403,770	1,124,827	1,012,466
Units redeemed	-	(916,668)	(17,749)	(41,489)	(116,575)	(22,156,948)	(1,415,809)	(1,341,225)

Ending units	-	-	61,512	76,877	545,334	627,694	2,263,082	2,554,064

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FEIS		FEI2		FF10S		FF10S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,746,479	1,336,156	14,618	(22,950)	102,254	83,915	(191)	(17)
Realized gain (loss) on investments	(10,102,212)	(13,265,659)	(480,890)	(577,910)	(1,073)	(334,601)	482	(1,204)
Change in unrealized gain (loss) on investments	7,362,541	44,718,030	435,445	1,397,027	(329,188)	1,076,956	(1,912)	6,728
Reinvested capital gains	-	-	-	-	53,279	164,953	298	1,215

Net increase (decrease) in contract owners’ equity resulting from operations	6,808	32,788,527	(30,827)	796,167	(174,728)	991,223	(1,323)	6,722

Equity transactions:
Purchase payments received from contract owners (note 3)	3,068,096	3,833,709	9,148	89,382	94,913	282,750	-	43,594
Transfers between funds	(6,559,943)	(12,455,202)	(234,502)	(47,076)	2,595,734	1,598,798	-	-
Redemptions (note 3)	(39,639,507)	(43,988,595)	(1,422,519)	(1,669,047)	(1,575,444)	(1,767,128)	(2,836)	(3,997)
Annuity benefits	(158,222)	(148,728)	-	-	(8,393)	(7,933)	(5,798)	(6,173)
Contract maintenance charges (note 2)	(4,244)	(4,753)	-	-	(109)	(85)	-	(2)
Contingent deferred sales charges (note 2)	(43,717)	(52,257)	(1,330)	(589)	(2,753)	(844)	-	-
Adjustments to maintain reserves	779	16,293	42	150	(180)	1,532	-	6

Net equity transactions	(43,336,758)	(52,799,533)	(1,649,161)	(1,627,180)	1,103,768	107,090	(8,634)	33,427

Net change in contract owners’ equity	(43,329,950)	(20,011,006)	(1,679,988)	(831,013)	929,040	1,098,313	(9,957)	40,149
Contract owners’ equity beginning of period	259,168,211	279,179,217	6,746,388	7,577,401	9,419,441	8,321,128	65,998	25,849

Contract owners’ equity end of period	$215,838,261	259,168,211	5,066,400	6,746,388	10,348,481	9,419,441	56,041	65,998

CHANGES IN UNITS:
Beginning units	17,468,381	21,467,817	604,329	766,428	819,834	805,897	5,528	2,327
Units purchased	776,189	1,142,619	14,050	32,815	328,846	323,133	19	4,117
Units redeemed	(3,663,956)	(5,142,055)	(158,974)	(194,914)	(232,805)	(309,196)	(724)	(916)

Ending units	14,580,614	17,468,381	459,405	604,329	915,875	819,834	4,823	5,528

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FF20S		FF20S2		FF30S		FF30S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$76,646	85,627	(74)	108	64,930	50,648	1,299	656
Realized gain (loss) on investments	(77,005)	(265,707)	(1,340)	(3,640)	163,154	(331,622)	(36,619)	(22,435)
Change in unrealized gain (loss) on investments	(239,459)	1,057,117	(3,449)	19,341	(530,600)	768,262	22,152	64,392
Reinvested capital gains	31,484	59,649	518	1,174	18,769	32,443	944	2,627

Net increase (decrease) in contract owners’ equity resulting from operations	(208,334)	936,686	(4,345)	16,983	(283,747)	519,731	(12,224)	45,240

Equity transactions:
Purchase payments received from contract owners (note 3)	308,712	576,927	-	-	164,435	256,562	-	-
Transfers between funds	926,685	1,850,106	-	-	2,380,020	1,538,730	6,046	-
Redemptions (note 3)	(1,246,588)	(1,332,398)	(6,068)	(3,418)	(1,136,635)	(542,867)	(19,316)	(16,891)
Annuity benefits	(7,730)	(7,203)	(8,477)	(7,979)	-	-	(26,389)	(24,763)
Contract maintenance charges (note 2)	(971)	(906)	16	(2)	(1,555)	(1,643)	-	(7)
Contingent deferred sales charges (note 2)	(8,254)	(4,774)	-	-	(5,346)	(3,972)	-	-
Adjustments to maintain reserves	(529)	1,046	(2)	10	(133)	(258)	(4)	60

Net equity transactions	(28,675)	1,082,797	(14,531)	(11,389)	1,400,786	1,246,553	(39,663)	(41,601)

Net change in contract owners’ equity	(237,009)	2,019,483	(18,876)	5,594	1,117,039	1,766,284	(51,887)	3,639
Contract owners’ equity beginning of period	8,470,926	6,451,443	153,663	148,069	5,078,635	3,312,351	363,175	359,536

Contract owners’ equity end of period	$8,233,917	8,470,926	134,787	153,663	6,195,674	5,078,635	311,288	363,175

CHANGES IN UNITS:
Beginning units	767,233	660,383	12,701	13,725	478,176	357,399	29,732	33,564
Units purchased	176,359	290,687	80	74	337,220	224,627	18,507	129
Units redeemed	(180,416)	(183,837)	(1,284)	(1,098)	(209,405)	(103,850)	(21,569)	(3,961)

Ending units	763,176	767,233	11,497	12,701	605,991	478,176	26,670	29,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FGOS		FGS		FG2		FHIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,455)	(224,637)	(1,479,552)	(1,531,273)	(44,928)	(48,607)	2,673,799	3,685,777
Realized gain (loss) on investments	(15,374)	4,288,142	11,048,936	8,031,789	110,329	79,074	(1,629,820)	(2,488,184)
Change in unrealized gain (loss) on investments	31,851	603,836	(11,192,664)	27,213,484	(108,371)	482,723	522,628	5,975,252
Reinvested capital gains	-	-	600,523	554,337	9,111	8,857	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,022	4,667,341	(1,022,757)	34,268,337	(33,859)	522,047	1,566,607	7,172,845

Equity transactions:
Purchase payments received from contract owners (note 3)	54,183	349,664	3,664,485	3,438,081	17,132	25,625	208,033	208,455
Transfers between funds	67,496	(24,597,702)	(241,583)	(2,750,486)	36,903	(29,643)	(2,018,443)	(2,569,392)
Redemptions (note 3)	(207,032)	(3,221,134)	(27,823,174)	(25,745,466)	(501,473)	(664,152)	(10,603,795)	(11,567,067)
Annuity benefits	-	(761)	(91,879)	(78,062)	-	-	(15,182)	(24,901)
Contract maintenance charges (note 2)	-	(346)	(7,435)	(7,918)	-	-	(630)	(757)
Contingent deferred sales charges (note 2)	(1,138)	(4,433)	(36,628)	(40,192)	(481)	(286)	(7,803)	(10,882)
Adjustments to maintain reserves	344	2,367	(662)	9,693	(37)	110	(244)	506

Net equity transactions	(86,147)	(27,472,345)	(24,536,876)	(25,174,349)	(447,956)	(668,346)	(12,438,064)	(13,964,039)

Net change in contract owners’ equity	(77,125)	(22,805,004)	(25,559,633)	9,093,988	(481,815)	(146,299)	(10,871,457)	(6,791,194)
Contract owners’ equity beginning of period	727,853	23,532,857	180,540,898	171,446,910	2,776,071	2,922,370	57,956,980	64,748,174

Contract owners’ equity end of period	$650,728	727,853	154,981,265	180,540,898	2,294,256	2,776,071	47,085,523	57,956,980

CHANGES IN UNITS:
Beginning units	73,468	2,823,689	13,259,948	15,488,178	266,660	341,722	4,355,171	5,487,281
Units purchased	8,176	156,537	1,397,865	1,060,782	9,507	10,202	21,961	178,927
Units redeemed	(16,485)	(2,906,758)	(3,131,216)	(3,289,012)	(51,471)	(85,264)	(936,093)	(1,311,037)

Ending units	65,159	73,468	11,526,597	13,259,948	224,696	266,660	3,441,039	4,355,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FHISR		FIGBS		FMCS		FMC2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,565,022	4,211,478	1,273,942	1,710,135	(457,384)	(351,186)	(137,225)	(154,580)
Realized gain (loss) on investments	3,075,554	7,385,023	858,832	1,262,221	656,225	(2,007,535)	(41,461)	(435,506)
Change in unrealized gain (loss) on investments	(4,607,318)	(5,627,418)	(86,490)	1,384,792	(5,614,047)	12,405,724	(731,892)	2,606,641
Reinvested capital gains	-	-	1,819,183	823,517	71,098	138,430	11,506	28,966

Net increase (decrease) in contract owners’ equity resulting from operations	2,033,258	5,969,083	3,865,467	5,180,665	(5,344,108)	10,185,433	(899,072)	2,045,521

Equity transactions:
Purchase payments received from contract owners (note 3)	875,536	1,153,873	858,884	1,750,474	870,715	1,153,140	31,338	297,673
Transfers between funds	(892,666)	21,877,472	(2,213,864)	3,705,855	(3,823,575)	11,513,647	(217,936)	(42,209)
Redemptions (note 3)	(6,873,996)	(8,455,627)	(12,309,626)	(15,779,296)	(7,442,249)	(6,724,718)	(1,847,496)	(2,198,100)
Annuity benefits	-	-	(131,692)	(149,732)	(386)	(347)	(97,858)	(91,762)
Contract maintenance charges (note 2)	(287)	(282)	(1,736)	(2,076)	(1,180)	(1,150)	-	35
Contingent deferred sales charges (note 2)	(5,596)	(6,848)	(13,557)	(26,456)	(9,364)	(11,712)	(1,195)	(1,535)
Adjustments to maintain reserves	(381)	(754)	(567)	(598)	880	(287)	341	2,699

Net equity transactions	(6,897,390)	14,567,834	(13,812,158)	(10,501,829)	(10,405,159)	5,928,573	(2,132,806)	(2,033,199)

Net change in contract owners’ equity	(4,864,132)	20,536,917	(9,946,691)	(5,321,164)	(15,749,267)	16,114,006	(3,031,878)	12,322
Contract owners’ equity beginning of period	64,197,429	43,660,512	74,248,917	79,570,081	53,011,075	36,897,069	9,012,590	9,000,268

Contract owners’ equity end of period	$59,333,297	64,197,429	64,302,226	74,248,917	37,261,808	53,011,075	5,980,712	9,012,590

CHANGES IN UNITS:
Beginning units	5,516,431	4,212,440	5,555,592	6,353,808	4,461,090	3,928,131	352,256	463,361
Units purchased	4,144,213	4,877,236	1,077,648	1,991,982	926,720	2,118,829	13,332	37,046
Units redeemed	(4,700,786)	(3,573,245)	(2,103,430)	(2,790,198)	(1,834,244)	(1,585,870)	(108,022)	(148,151)

Ending units	4,959,858	5,516,431	4,529,810	5,555,592	3,553,566	4,461,090	257,566	352,256

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FOS		FO2R		FOSR		FVSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$24,194	36,932	(25,764)	(34,718)	19,945	30,633	(41,324)	(117,823)
Realized gain (loss) on investments	523,375	225,391	(361,741)	(334,369)	(2,960,978)	(3,433,701)	1,602,103	683,837
Change in unrealized gain (loss) on investments	(3,930,486)	1,925,014	(279,748)	691,385	(2,890,730)	6,910,124	(2,764,699)	2,514,617
Reinvested capital gains	37,957	38,823	7,343	7,606	65,120	65,465	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,344,960)	2,226,160	(659,910)	329,904	(5,766,643)	3,572,521	(1,203,920)	3,080,631

Equity transactions:
Purchase payments received from contract owners (note 3)	73,690	53,916	16,164	57,470	853,253	520,502	238,526	308,892
Transfers between funds	(951,589)	(1,045,082)	(7,211)	(240,008)	(1,528,878)	(2,770,449)	(1,742,283)	(1,358,390)
Redemptions (note 3)	(2,873,589)	(2,968,356)	(835,935)	(1,280,028)	(5,438,703)	(7,117,613)	(2,230,665)	(2,526,337)
Annuity benefits	(8,133)	(10,203)	(162)	(157)	(50,525)	(53,675)	(13,387)	(12,529)
Contract maintenance charges (note 2)	(111)	(136)	-	-	(1,014)	(1,086)	(454)	(604)
Contingent deferred sales charges (note 2)	(1,512)	(2,113)	(741)	(438)	(9,012)	(20,081)	(3,605)	(5,800)
Adjustments to maintain reserves	125	4	(4)	763	(346)	3,531	(274)	2,589

Net equity transactions	(3,761,119)	(3,971,970)	(827,889)	(1,462,398)	(6,175,225)	(9,438,871)	(3,752,142)	(3,592,178)

Net change in contract owners’ equity	(7,106,079)	(1,745,810)	(1,487,799)	(1,132,494)	(11,941,868)	(5,866,350)	(4,956,062)	(511,547)
Contract owners’ equity beginning of period	21,639,639	23,385,449	4,224,161	5,356,655	36,412,636	42,278,986	15,564,428	16,075,975

Contract owners’ equity end of period	$14,533,560	21,639,639	2,736,362	4,224,161	24,470,768	36,412,636	10,608,366	15,564,428

CHANGES IN UNITS:
Beginning units	1,404,565	1,697,629	299,579	421,604	2,367,047	3,074,483	1,026,381	1,328,090
Units purchased	3,099	1,497	12,655	25,360	221,064	271,737	81,308	428,834
Units redeemed	(254,189)	(294,561)	(73,013)	(147,385)	(643,695)	(979,173)	(332,818)	(730,543)

Ending units	1,153,475	1,404,565	239,221	299,579	1,944,416	2,367,047	774,871	1,026,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVIS2		FTVRD2		FTVSV2		FTVDM3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,460,546	2,715,300	(56)	751	(70,881)	(55,367)	(20,240)	28,102
Realized gain (loss) on investments	(1,751,601)	(3,344,936)	6,211	(4,387)	4,960,357	(18,937)	1,797,198	1,281,542
Change in unrealized gain (loss) on investments	(104,092)	6,055,740	22,538	115,813	(5,857,628)	4,240,044	(3,748,153)	588,045
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	604,853	5,426,104	28,693	112,177	(968,152)	4,165,740	(1,971,195)	1,897,689

Equity transactions:
Purchase payments received from contract owners (note 3)	793,142	1,819,993	(980)	(60)	504,630	558,294	147,869	150,962
Transfers between funds	3,033,534	3,897,858	85,888	5,449	(5,235,706)	4,768,363	(2,935,069)	(37,098)
Redemptions (note 3)	(7,569,567)	(8,221,679)	(15,276)	(36,813)	(3,211,677)	(3,556,314)	(1,956,437)	(1,827,580)
Annuity benefits	(78,023)	(82,129)	(58,880)	(54,539)	(34,520)	(37,519)	(20,908)	(21,510)
Contract maintenance charges (note 2)	(572)	(488)	-	3	(547)	(661)	(280)	(279)
Contingent deferred sales charges (note 2)	(5,407)	(4,392)	(89)	(982)	(3,471)	(6,325)	(1,873)	(5,148)
Adjustments to maintain reserves	(112)	1,681	(14)	(52)	(265)	594	(338)	1,444

Net equity transactions	(3,827,005)	(2,589,156)	10,649	(86,993)	(7,981,556)	1,726,432	(4,767,036)	(1,739,209)

Net change in contract owners’ equity	(3,222,152)	2,836,948	39,342	25,184	(8,949,708)	5,892,172	(6,738,231)	158,480
Contract owners’ equity beginning of period	52,958,911	50,121,963	678,413	653,229	23,435,573	17,543,401	14,490,150	14,331,670

Contract owners’ equity end of period	$49,736,759	52,958,911	717,755	678,413	14,485,865	23,435,573	7,751,919	14,490,150

CHANGES IN UNITS:
Beginning units	4,370,430	4,609,866	55,395	63,352	2,143,936	2,007,761	1,121,698	1,279,742
Units purchased	1,047,141	1,579,475	7,298	1,751	1,374,758	1,522,698	360,108	797,722
Units redeemed	(1,349,771)	(1,818,911)	(6,782)	(9,708)	(2,131,167)	(1,386,523)	(766,339)	(955,766)

Ending units	4,067,800	4,370,430	55,911	55,395	1,387,527	2,143,936	715,467	1,121,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TIF2		TIF3		FTVGI3		FTVFA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$123	169	50,515	30,003	2,643,973	112,199	(48,098)	41,065
Realized gain (loss) on investments	477	(24)	1,114,352	(723,139)	894,787	886,022	288,294	290,145
Change in unrealized gain (loss) on investments	(3,827)	1,658	(2,144,565)	1,051,148	(5,221,208)	5,253,681	(405,392)	3,710
Reinvested capital gains	-	-	-	-	386,748	130,740	-	339

Net increase (decrease) in contract owners’ equity resulting from operations	(3,227)	1,803	(979,698)	358,012	(1,295,700)	6,382,642	(165,196)	335,259

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	94,806	175,938	1,079,282	1,252,600	170,692	413,779
Transfers between funds	-	-	286,454	(1,691,337)	4,271,807	10,184,285	225,531	1,068,021
Redemptions (note 3)	367	261	(937,673)	(1,149,240)	(7,877,165)	(8,330,018)	(567,544)	(705,162)
Annuity benefits	(3,029)	(2,637)	(22,430)	(23,011)	(22,540)	(21,617)	(2,319)	(2,132)
Contract maintenance charges (note 2)	-	2	(152)	(172)	(589)	(609)	(73)	(29)
Contingent deferred sales charges (note 2)	-	-	(1,203)	(635)	(8,129)	(5,547)	(674)	(266)
Adjustments to maintain reserves	(7)	9	(209)	658	3,646	(752)	(188)	134

Net equity transactions	(2,669)	(2,365)	(580,407)	(2,687,799)	(2,553,688)	3,078,341	(174,575)	774,346

Net change in contract owners’ equity	(5,896)	(562)	(1,560,105)	(2,329,787)	(3,849,388)	9,460,983	(339,771)	1,109,605
Contract owners’ equity beginning of period	30,887	31,449	8,806,743	11,136,530	58,575,886	49,114,903	4,459,633	3,350,028

Contract owners’ equity end of period	$24,991	30,887	7,246,638	8,806,743	54,726,498	58,575,886	4,119,862	4,459,633

CHANGES IN UNITS:
Beginning units	1,946	2,121	798,014	1,082,482	3,633,038	3,437,497	478,144	392,225
Units purchased	29	25	340,412	233,083	1,082,426	1,513,557	221,688	262,187
Units redeemed	(191)	(200)	(393,276)	(517,551)	(1,248,627)	(1,318,016)	(246,851)	(176,268)

Ending units	1,784	1,946	745,150	798,014	3,466,837	3,633,038	452,981	478,144

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMTB		AMGP		AMINS		AMCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$648,523	1,265,874	(2,494)	(3,592)	-	-	(6,052)	(6,543)
Realized gain (loss) on investments	(59,754)	(1,520,958)	2,362	31,150	-	90	92,063	(20,163)
Change in unrealized gain (loss) on investments	(794,698)	1,473,189	(8,882)	17,173	-	(155)	(89,534)	123,210
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(205,929)	1,218,105	(9,014)	44,731	-	(65)	(3,523)	96,504

Equity transactions:
Purchase payments received from contract owners (note 3)	227,236	487,181	868	29	-	6	53,625	27,317
Transfers between funds	(2,217,601)	5,874,730	(2,837)	(34,684)	-	(665)	(49,127)	(7,233)
Redemptions (note 3)	(5,288,911)	(6,715,242)	(4,082)	(93,258)	-	-	(155,032)	(40,119)
Annuity benefits	(40,276)	(42,135)	-	-	-	729	(5,896)	(5,472)
Contract maintenance charges (note 2)	(597)	(705)	(17)	(34)	-	-	(39)	(39)
Contingent deferred sales charges (note 2)	(17,159)	(13,088)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,642)	(1,079)	(6)	(33)	-	(5)	158	(845)

Net equity transactions	(7,338,950)	(410,339)	(6,074)	(127,979)	-	65	(156,311)	(26,392)

Net change in contract owners’ equity	(7,544,879)	807,766	(15,088)	(83,248)	-	-	(159,834)	70,112
Contract owners’ equity beginning of period	30,351,962	29,544,196	199,571	282,819	-	-	450,175	380,063

Contract owners’ equity end of period	$22,807,083	30,351,962	184,483	199,571	-	-	290,341	450,175

CHANGES IN UNITS:
Beginning units	2,809,299	2,844,136	16,109	24,926	-	-	25,562	27,121
Units purchased	282,604	1,617,972	87	1,086	-	14	5,783	4,636
Units redeemed	(978,505)	(1,652,809)	(494)	(9,903)	-	(14)	(14,213)	(6,195)

Ending units	2,113,398	2,809,299	15,702	16,109	-	-	17,132	25,562

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMTP		AMRS		AMFAS		AMSRS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(973)	(3,907)	(31)	(38)	(25,400)	(18,315)	(76,036)	(49,425)
Realized gain (loss) on investments	3,160	23,859	331	180	285,891	115,209	669,607	(921,657)
Change in unrealized gain (loss) on investments	(9,978)	482	(547)	703	(368,121)	84,375	(1,023,629)	1,817,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,791)	20,434	(247)	845	(107,630)	181,269	(430,058)	846,667

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,587)	916	-	-	36,108	6,555	87,260	67,214
Transfers between funds	(598)	(445,039)	-	-	(119,243)	304,995	28,762	6,175,326
Redemptions (note 3)	(5,836)	(22,382)	-	-	(269,497)	(259,474)	(1,175,821)	(890,578)
Annuity benefits	-	(628)	(1,054)	(966)	(2,961)	(3,070)	(3,888)	(6,213)
Contract maintenance charges (note 2)	(3)	(3)	-	-	(15)	(21)	(275)	(298)
Contingent deferred sales charges (note 2)	-	(47)	-	-	(259)	(21)	(1,055)	(1,245)
Adjustments to maintain reserves	(28)	(65)	(6)	20	(128)	(88)	(228)	270

Net equity transactions	(8,052)	(467,248)	(1,060)	(946)	(355,995)	48,877	(1,065,245)	5,344,477

Net change in contract owners’ equity	(15,843)	(446,814)	(1,307)	(101)	(463,625)	230,146	(1,495,303)	6,191,144
Contract owners’ equity beginning of period	62,147	508,961	4,090	4,191	1,742,532	1,512,386	9,765,191	3,574,047

Contract owners’ equity end of period	$46,304	62,147	2,783	4,090	1,278,907	1,742,532	8,269,888	9,765,191

CHANGES IN UNITS:
Beginning units	4,601	49,029	331	422	185,434	189,090	717,855	315,329
Units purchased	841	1,044	-	-	288,917	142,720	184,720	654,465
Units redeemed	(1,298)	(45,472)	(87)	(91)	(336,841)	(146,376)	(268,523)	(251,939)

Ending units	4,144	4,601	244	331	137,510	185,434	634,052	717,855

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVCAFS		OVGR		OVGS3		OVGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(52,118)	(22,980)	(1,154,550)	139,692	305,790	117,213	229,606
Realized gain (loss) on investments	-	499,905	66,277	32,859,974	1,000,530	440,510	6,398,466	5,468,830
Change in unrealized gain (loss) on investments	-	(297,601)	(102,915)	(23,460,400)	(8,792,391)	12,003,076	(11,277,489)	3,094,202
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	150,186	(59,618)	8,245,024	(7,652,169)	12,749,376	(4,761,810)	8,792,638

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,833	575,543	2,395,647	1,883,559	2,125,182	150,105	173,836
Transfers between funds	-	(3,105,014)	(274,614)	(133,774,936)	(1,914,888)	(5,148,751)	(3,844,543)	(4,261,584)
Redemptions (note 3)	-	(649,855)	(793,868)	(19,332,815)	(15,773,275)	(17,133,020)	(10,894,228)	(10,606,781)
Annuity benefits	-	(451)	(5,360)	(92,751)	(49,979)	(54,381)	(42,704)	(42,864)
Contract maintenance charges (note 2)	-	-	-	(4,633)	(3,087)	(3,361)	(614)	(664)
Contingent deferred sales charges (note 2)	-	(235)	(4,531)	(30,003)	(27,692)	(35,703)	(7,781)	(9,831)
Adjustments to maintain reserves	-	(1,419)	(1,016)	(21,191)	(716)	4,322	(694)	(2,671)

Net equity transactions	-	(3,705,141)	(503,846)	(150,860,681)	(15,886,078)	(20,245,712)	(14,640,459)	(14,750,558)

Net change in contract owners’ equity	-	(3,554,955)	(563,464)	(142,615,657)	(23,538,247)	(7,496,336)	(19,402,269)	(5,957,920)
Contract owners’ equity beginning of period	-	3,554,955	3,391,731	146,007,388	96,376,606	103,872,942	65,706,594	71,664,514

Contract owners’ equity end of period	$-	-	2,828,267	3,391,731	72,838,359	96,376,606	46,304,325	65,706,594

CHANGES IN UNITS:
Beginning units	-	366,282	209,242	10,161,530	4,418,360	5,462,572	4,726,587	5,899,391
Units purchased	-	19,501	10,582	470,356	371,883	512,611	18,317	61,868
Units redeemed	-	(385,783)	(41,559)	(10,422,644)	(1,107,339)	(1,556,823)	(1,078,026)	(1,234,672)

Ending units	-	-	178,265	209,242	3,682,904	4,418,360	3,666,878	4,726,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGSS		OVHI3		OVHI		OVHIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(14,657)	(15,026)	227,203	104,424	10,021	6,307	1,947	1,223
Realized gain (loss) on investments	332,840	354,292	52,966	312,340	(188,774)	(45,261)	(12,083)	(9,833)
Change in unrealized gain (loss) on investments	(504,231)	(1,021)	(276,243)	(141,364)	177,894	54,934	9,270	11,763
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(186,048)	338,245	3,926	275,400	(859)	15,980	(866)	3,153

Equity transactions:
Purchase payments received from contract owners (note 3)	87	-	19,578	93,843	-	-	-	-
Transfers between funds	(46,663)	(110,944)	(1,566,303)	572,597	(43,383)	(1,318)	-	0
Redemptions (note 3)	(662,295)	(754,616)	(333,477)	(267,416)	(16,801)	(12,159)	(657)	(446)
Annuity benefits	(3,216)	(2,968)	-	-	-	-	(2,300)	(2,166)
Contract maintenance charges (note 2)	-	-	(16)	(16)	(8)	(9)	-	-
Contingent deferred sales charges (note 2)	(235)	(60)	(104)	(185)	(2)	33	(6)	-
Adjustments to maintain reserves	(60)	112	(112)	(118)	(38)	(49)	2	(2)

Net equity transactions	(712,382)	(868,476)	(1,880,434)	398,705	(60,232)	(13,502)	(2,961)	(2,613)

Net change in contract owners’ equity	(898,430)	(530,231)	(1,876,508)	674,105	(61,091)	2,478	(3,827)	540
Contract owners’ equity beginning of period	2,660,275	3,190,506	2,832,621	2,158,516	126,029	123,551	26,420	25,880

Contract owners’ equity end of period	$1,761,845	2,660,275	956,113	2,832,621	64,938	126,029	22,593	26,420

CHANGES IN UNITS:
Beginning units	171,295	234,040	995,159	859,349	40,971	45,401	7,510	8,314
Units purchased	-	1,716	324,374	953,478	-	4,917	102	64
Units redeemed	(45,770)	(64,461)	(971,994)	(817,668)	(19,111)	(9,347)	(938)	(868)

Ending units	125,525	171,295	347,539	995,159	21,860	40,971	6,674	7,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGI		OVGIS		OVSC		OVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(240,341)	26,551	(31,706)	(24,849)	(42,798)	(45,769)	(1,532)	(1,521)
Realized gain (loss) on investments	4,046,357	3,993,309	64,628	58,379	349,445	2,136,446	1,408	(827)
Change in unrealized gain (loss) on investments	(5,003,334)	11,592,779	(88,797)	353,557	(358,156)	(370,019)	(8,289)	38,173
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,197,318)	15,612,639	(55,875)	387,087	(51,509)	1,720,658	(8,413)	35,825

Equity transactions:
Purchase payments received from contract owners (note 3)	1,577,509	1,807,694	14,919	37,950	111,587	199,570	(4)	1,648
Transfers between funds	(2,715,096)	(5,934,585)	(12,218)	(51,649)	3,834,104	(260,831)	(18,990)	-
Redemptions (note 3)	(19,523,944)	(19,124,057)	(475,440)	(555,972)	(1,525,185)	(1,193,145)	(4,276)	(5,506)
Annuity benefits	(58,705)	(61,771)	-	-	(114)	(100)	(9,483)	(9,194)
Contract maintenance charges (note 2)	(2,050)	(2,966)	-	-	(187)	(207)	-	(3)
Contingent deferred sales charges (note 2)	(19,134)	(29,288)	(394)	(227)	(1,794)	(2,739)	-	-
Adjustments to maintain reserves	242	2,812	(66)	2	193	214	(5)	14

Net equity transactions	(20,741,178)	(23,342,161)	(473,199)	(569,897)	2,418,604	(1,257,238)	(32,758)	(13,042)

Net change in contract owners’ equity	(21,938,496)	(7,729,522)	(529,074)	(182,810)	2,367,095	463,420	(41,171)	22,783
Contract owners’ equity beginning of period	116,498,594	124,228,116	3,062,481	3,245,291	9,285,280	8,821,860	197,565	174,782

Contract owners’ equity end of period	$94,560,098	116,498,594	2,533,407	3,062,481	11,652,375	9,285,280	156,394	197,565

CHANGES IN UNITS:
Beginning units	8,884,716	10,897,405	277,137	334,673	930,790	1,073,093	13,564	14,582
Units purchased	2,425,784	3,005,173	6,725	5,924	1,497,941	2,532,907	86	208
Units redeemed	(4,016,205)	(5,017,862)	(49,863)	(63,460)	(1,224,274)	(2,675,210)	(2,512)	(1,226)

Ending units	7,294,295	8,884,716	233,999	277,137	1,204,457	930,790	11,138	13,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVAG		OVSBS		PMVFAD		PMVLAD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(707,355)	(632,528)	41,203	287,237	72,004	10,380	161,065	114,429
Realized gain (loss) on investments	4,291,259	538,121	11,058	29,557	401,419	38,029	194,329	(1,151)
Change in unrealized gain (loss) on investments	(3,242,085)	13,595,269	(149,435)	226,229	81,270	347,535	(478,868)	819,202
Reinvested capital gains	-	-	50,347	-	32,411	61,485	-	111,657

Net increase (decrease) in contract owners’ equity resulting from operations	341,819	13,500,862	(46,827)	543,023	587,104	457,429	(123,474)	1,044,137

Equity transactions:
Purchase payments received from contract owners (note 3)	1,489,040	1,671,468	17,455	76,576	148,602	106,465	615,728	1,135,801
Transfers between funds	(3,423,126)	1,287,847	161,468	298,850	4,196,871	3,240,563	12,740,108	18,926,314
Redemptions (note 3)	(10,501,293)	(9,048,745)	(954,524)	(987,151)	(2,051,634)	(569,757)	(8,438,806)	(5,728,438)
Annuity benefits	(5,864)	(4,911)	-	-	-	-	(20,226)	(20,238)
Contract maintenance charges (note 2)	(4,003)	(4,089)	-	-	(58)	(33)	(329)	(389)
Contingent deferred sales charges (note 2)	(21,694)	(22,316)	(476)	(1,631)	(3,073)	(799)	(4,834)	(5,351)
Adjustments to maintain reserves	(393)	2,309	192	(118)	(1,666)	162	(687)	146

Net equity transactions	(12,467,333)	(6,118,437)	(775,885)	(613,475)	2,289,042	2,776,601	4,890,954	14,307,846

Net change in contract owners’ equity	(12,125,514)	7,382,425	(822,712)	(70,452)	2,876,146	3,234,030	4,767,480	15,351,983
Contract owners’ equity beginning of period	66,320,350	58,937,925	4,488,006	4,558,458	7,110,871	3,876,841	33,220,756	17,868,773

Contract owners’ equity end of period	$54,194,836	66,320,350	3,665,294	4,488,006	9,987,017	7,110,871	37,988,236	33,220,756

CHANGES IN UNITS:
Beginning units	5,038,472	5,642,712	284,422	325,335	602,956	356,059	2,894,543	1,622,430
Units purchased	694,544	642,533	35,990	58,730	663,991	552,224	2,288,543	3,177,618
Units redeemed	(1,633,375)	(1,246,773)	(85,089)	(99,643)	(476,707)	(305,327)	(1,881,820)	(1,905,505)

Ending units	4,099,641	5,038,472	235,323	284,422	790,240	602,956	3,301,266	2,894,543

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVRRA		PMVTRA		PMVTRD		PVGIB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,500	2,756	42,862	38,650	41,216	-	1	33
Realized gain (loss) on investments	65,244	8,924	62,923	52,023	(14,152)	-	(772)	(872)
Change in unrealized gain (loss) on investments	(23,714)	38,145	(79,007)	5,986	(115,089)	-	53	2,136
Reinvested capital gains	33,909	7,699	38,096	89,849	87,116	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,939	57,524	64,874	186,508	(909)	-	(718)	1,297

Equity transactions:
Purchase payments received from contract owners (note 3)	111,866	93,993	307,342	329,017	195,154	-	-	-
Transfers between funds	470,220	234,550	419,663	724,916	6,403,202	-	-	-
Redemptions (note 3)	(303,697)	(311,683)	(1,006,676)	(777,734)	(386,512)	-	(785)	(792)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(6)	-	-	-
Contingent deferred sales charges (note 2)	(1,049)	(2,051)	(2,138)	(2,231)	(102)	-	-	-
Adjustments to maintain reserves	(68)	82	1,055	207	(2,843)	-	(3)	2

Net equity transactions	277,272	14,891	(280,754)	274,175	6,208,893	-	(788)	(790)

Net change in contract owners’ equity	361,211	72,415	(215,880)	460,683	6,207,984	-	(1,506)	507
Contract owners’ equity beginning of period	855,103	782,688	2,920,948	2,460,265	-	-	11,629	11,122

Contract owners’ equity end of period	$1,216,314	855,103	2,705,068	2,920,948	6,207,984	-	10,123	11,629

CHANGES IN UNITS:
Beginning units	66,930	65,525	209,787	188,936	-	-	1,028	1,111
Units purchased	76,320	42,909	72,662	101,354	811,883	-	12	12
Units redeemed	(57,090)	(41,504)	(92,945)	(80,503)	(191,988)	-	(90)	(95)

Ending units	86,160	66,930	189,504	209,787	619,895	-	950	1,028

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACEG2		ACC2		AVBV2		AVCA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(24,958)	(27,993)	(30,982)	(133,981)	(445)	(696)	(637)	(512)
Realized gain (loss) on investments	141,430	123,396	(44,788)	9,992	1,091	1,164	2,265	(425)
Change in unrealized gain (loss) on investments	(212,800)	136,702	(154,306)	1,107,419	(3,913)	3,029	(6,397)	13,429
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(96,328)	232,105	(230,076)	983,430	(3,267)	3,497	(4,769)	12,492

Equity transactions:
Purchase payments received from contract owners (note 3)	20,247	2,582	59,031	206,258	-	-	2,646	760
Transfers between funds	19,154	(160,807)	(288,118)	(294,245)	-	(800)	(779)	1,349
Redemptions (note 3)	(319,386)	(250,902)	(1,383,380)	(1,805,545)	(1,679)	(6,200)	(45,558)	(22,649)
Annuity benefits	-	-	(4,986)	(4,607)	(4,378)	(3,456)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(87)	(282)	(229)	(1,293)	(13)	(191)	-	(7)
Adjustments to maintain reserves	(58)	35	(54)	(229)	49	(353)	8	(44)

Net equity transactions	(280,130)	(409,374)	(1,617,736)	(1,899,662)	(6,021)	(11,001)	(43,683)	(20,592)

Net change in contract owners’ equity	(376,458)	(177,269)	(1,847,812)	(916,232)	(9,288)	(7,504)	(48,452)	(8,100)
Contract owners’ equity beginning of period	1,517,174	1,694,443	7,789,263	8,705,495	73,537	81,041	93,543	101,643

Contract owners’ equity end of period	$1,140,716	1,517,174	5,941,451	7,789,263	64,249	73,537	45,091	93,543

CHANGES IN UNITS:
Beginning units	138,423	181,324	647,015	821,709	7,408	8,622	9,360	11,670
Units purchased	8,655	2,734	9,092	35,296	-	-	283	353
Units redeemed	(33,943)	(45,635)	(143,575)	(209,990)	(623)	(1,214)	(4,744)	(2,663)

Ending units	113,135	138,423	512,532	647,015	6,785	7,408	4,899	9,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AVCA2		AVCD2		AVGI		AVCE2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(17,456)	(12,101)	(20,614)	(17,716)	(2,743)	(2,022)	(8,966)	(10,444)
Realized gain (loss) on investments	57,235	47,087	165,846	189,048	45,669	849	35,631	(11,774)
Change in unrealized gain (loss) on investments	(148,759)	107,799	(342,968)	37,163	(42,945)	39,686	(39,212)	75,200
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,980)	142,785	(197,736)	208,495	(19)	38,513	(12,547)	52,982

Equity transactions:
Purchase payments received from contract owners (note 3)	12,095	31,183	4,350	28,033	19,040	109,460	67,698	16,674
Transfers between funds	115,924	(22,323)	432,615	(490,017)	(191,649)	(37,188)	3,350	(47,361)
Redemptions (note 3)	(161,106)	(191,957)	(248,559)	(386,621)	(167,782)	(120,463)	(220,680)	(319,586)
Annuity benefits	(7,517)	(6,936)	(6,690)	(6,122)	-	-	-	-
Contract maintenance charges (note 2)	(16)	(19)	(37)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	(196)	-	(183)	(625)	-	(15)	(61)	(238)
Adjustments to maintain reserves	(61)	714	14	1,921	(13)	53	(17)	(52)

Net equity transactions	(40,877)	(189,338)	181,510	(853,468)	(340,404)	(48,152)	(149,710)	(350,562)

Net change in contract owners’ equity	(149,857)	(46,553)	(16,226)	(644,973)	(340,423)	(9,639)	(162,257)	(297,580)
Contract owners’ equity beginning of period	1,178,636	1,225,189	1,248,807	1,893,780	487,965	497,604	807,804	1,105,384

Contract owners’ equity end of period	$1,028,779	1,178,636	1,232,581	1,248,807	147,542	487,965	645,547	807,804

CHANGES IN UNITS:
Beginning units	125,988	147,550	110,859	208,876	37,621	41,016	77,258	113,102
Units purchased	22,031	17,968	160,531	96,985	7,558	9,398	10,811	8,857
Units redeemed	(24,542)	(39,530)	(146,145)	(195,002)	(33,709)	(12,793)	(25,029)	(44,701)

Ending units	123,477	125,988	125,245	110,859	11,470	37,621	63,040	77,258

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	IVKEI1		IVHS		IVRE		VYDS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,102)	-	(1,174)	(1,212)	7,869	13,388	(20,286)	(22,089)
Realized gain (loss) on investments	(2,353)	-	17,447	(11,304)	45,421	(62,711)	(81,482)	180,137
Change in unrealized gain (loss) on investments	(20,687)	-	(14,498)	15,412	(87,399)	101,454	(220,595)	310,482
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24,142)	-	1,775	2,896	(34,109)	52,131	(322,363)	468,530

Equity transactions:
Purchase payments received from contract owners (note 3)	2,449	-	16,079	28,996	63,374	52,424	43,077	49,970
Transfers between funds	285,879	-	48,130	16,421	34,579	31,583	(185,887)	(383,725)
Redemptions (note 3)	(25,541)	-	(83,999)	(62,720)	(116,363)	(102,990)	(892,990)	(1,046,876)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	-	(19)	(393)	(141)	(696)	(1,106)	(783)
Adjustments to maintain reserves	(13)	-	(61)	41	(8)	(8)	(91)	(65)

Net equity transactions	262,765	-	(19,870)	(17,655)	(18,559)	(19,687)	(1,036,997)	(1,381,479)

Net change in contract owners’ equity	238,623	-	(18,095)	(14,759)	(52,668)	32,444	(1,359,360)	(912,949)
Contract owners’ equity beginning of period	-	-	103,057	117,816	342,593	310,149	4,624,290	5,537,239

Contract owners’ equity end of period	$238,623	-	84,962	103,057	289,925	342,593	3,264,930	4,624,290

CHANGES IN UNITS:
Beginning units	-	-	9,435	11,235	34,474	36,267	383,725	510,692
Units purchased	28,896	-	5,607	1,785	26,330	9,825	5,326	23,425
Units redeemed	(2,790)	-	(7,472)	(3,585)	(29,240)	(11,618)	(94,864)	(150,392)

Ending units	26,106	-	7,570	9,435	31,564	34,474	294,187	383,725

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ROCMC		SBLD		SBLJ		SBLN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,586	7,549	(2,676)	(2,583)	(1,588)	(1,486)	(1,284)	(1,652)
Realized gain (loss) on investments	(23,929)	(70,350)	(1,727)	(14,258)	16,846	2,659	2,808	(2,742)
Change in unrealized gain (loss) on investments	(127,419)	290,591	(33,746)	46,699	(22,024)	26,575	(1,474)	17,338
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(139,762)	227,790	(38,149)	29,858	(6,766)	27,748	50	12,944

Equity transactions:
Purchase payments received from contract owners (note 3)	174,479	166,862	40,420	36,741	14,135	14,559	10,634	17,857
Transfers between funds	(132,571)	(2,697)	6,706	1,452	(404)	(610)	2,054	(32,292)
Redemptions (note 3)	(123,274)	(112,269)	(20,973)	(38,355)	(26,698)	(785)	(53,078)	(7,437)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(15)	(15)
Contingent deferred sales charges (note 2)	(1,009)	(533)	(54)	(374)	(73)	(26)	(155)	(85)
Adjustments to maintain reserves	(202)	(28)	65	(61)	3	(10)	3	(8)

Net equity transactions	(82,577)	51,335	26,164	(597)	(13,037)	13,128	(40,557)	(21,981)

Net change in contract owners’ equity	(222,339)	279,125	(11,985)	29,261	(19,803)	40,876	(40,507)	(9,037)
Contract owners’ equity beginning of period	1,061,105	781,980	240,880	211,619	154,677	113,801	137,282	146,319

Contract owners’ equity end of period	$838,766	1,061,105	228,895	240,880	134,874	154,677	96,775	137,282

CHANGES IN UNITS:
Beginning units	83,270	78,868	23,376	23,481	16,355	14,777	12,170	14,169
Units purchased	12,510	22,653	4,746	6,035	2,604	6,690	816	2,629
Units redeemed	(20,023)	(18,251)	(1,444)	(6,140)	(3,885)	(5,112)	(4,365)	(4,628)

Ending units	75,757	83,270	26,678	23,376	15,074	16,355	8,621	12,170

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SBLO		SBLP		SBLQ		SBLV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(9,582)	(9,950)	(4,066)	(4,435)	(11,376)	(9,968)	(24,841)	(23,908)
Realized gain (loss) on investments	116,231	18,283	53,502	66,256	90,788	5,208	67,984	444
Change in unrealized gain (loss) on investments	(134,605)	151,131	(49,023)	(10,447)	(147,371)	189,231	(245,990)	364,878
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,956)	159,464	413	51,374	(67,959)	184,471	(202,847)	341,414

Equity transactions:
Purchase payments received from contract owners (note 3)	99,619	91,165	65,670	50,961	107,205	105,550	331,775	290,559
Transfers between funds	276,327	549,224	89,233	37,597	125,388	309,906	11,961	71,370
Redemptions (note 3)	(627,642)	(446,168)	(162,548)	(161,161)	(337,262)	(200,770)	(625,053)	(311,755)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(705)	(1,286)	(314)	(770)	(1,639)	(634)	(2,891)	(1,621)
Adjustments to maintain reserves	257	(541)	126	(92)	(107)	(113)	158	(1,165)

Net equity transactions	(252,144)	192,394	(7,833)	(73,465)	(106,415)	213,940	(284,050)	47,388

Net change in contract owners’ equity	(280,100)	351,858	(7,420)	(22,091)	(174,374)	398,411	(486,897)	388,802
Contract owners’ equity beginning of period	1,054,397	702,539	423,441	445,532	1,095,848	697,437	2,406,943	2,018,141

Contract owners’ equity end of period	$774,297	1,054,397	416,021	423,441	921,474	1,095,848	1,920,046	2,406,943

CHANGES IN UNITS:
Beginning units	98,721	75,841	29,311	35,166	82,673	63,451	189,899	185,377
Units purchased	25,647	59,308	15,387	20,494	31,752	43,250	37,571	33,756
Units redeemed	(47,772)	(36,428)	(15,588)	(26,349)	(40,691)	(24,028)	(61,857)	(29,234)

Ending units	76,596	98,721	29,110	29,311	73,734	82,673	165,613	189,899

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SBLX		SBLY		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,135)	(783)	(249)	(274)	-	(78,843)	-	21,926
Realized gain (loss) on investments	21,651	3,726	3,011	2,565	-	3,244,156	-	(47,503)
Change in unrealized gain (loss) on investments	(24,049)	15,725	(4,554)	417	-	(2,321,877)	-	1,873,491
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,533)	18,668	(1,792)	2,708	-	843,436	-	1,847,914

Equity transactions:
Purchase payments received from contract owners (note 3)	22,795	19,198	5,418	7,468	-	227,233	-	389,229
Transfers between funds	(9,890)	38,589	17,299	(14,454)	-	(7,474,070)	-	(15,504,141)
Redemptions (note 3)	(44,088)	(7,151)	(25,045)	(0)	-	(984,433)	-	(2,332,311)
Annuity benefits	-	-	-	-	-	(20,796)	-	(36,397)
Contract maintenance charges (note 2)	-	-	-	-	-	(129)	-	(259)
Contingent deferred sales charges (note 2)	(466)	(58)	(78)	(12)	-	(802)	-	(1,998)
Adjustments to maintain reserves	(48)	(13)	14	3	-	2,108	-	847

Net equity transactions	(31,697)	50,565	(2,392)	(6,995)	-	(8,250,889)	-	(17,485,030)

Net change in contract owners’ equity	(35,230)	69,233	(4,184)	(4,287)	-	(7,407,453)	-	(15,637,116)
Contract owners’ equity beginning of period	117,162	47,929	20,806	25,093	-	7,407,453	-	15,637,116

Contract owners’ equity end of period	$81,932	117,162	16,622	20,806	-	-	-	-

CHANGES IN UNITS:
Beginning units	12,090	6,371	2,191	3,045	-	754,802	-	1,708,614
Units purchased	4,815	7,136	1,531	397	-	1,053,375	-	1,082,518
Units redeemed	(8,170)	(1,417)	(1,873)	(1,251)	-	(1,808,177)	-	(2,791,132)

Ending units	8,735	12,090	1,849	2,191	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRHS2		VWEMR		VWEM		VWHAR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(54,989)	(5,864)	8,027	(87,477)	2,639	(83,881)	47,550	(285,997)
Realized gain (loss) on investments	64,029	62,630	3,107,435	387,993	(1,014,141)	(2,416,423)	806,908	(1,883,245)
Change in unrealized gain (loss) on investments	(248,121)	104,225	(8,037,696)	3,864,473	(3,649,755)	6,681,269	(9,382,890)	11,882,217
Reinvested capital gains	-	-	-	-	-	-	586,535	-

Net increase (decrease) in contract owners’ equity resulting from operations	(239,081)	160,991	(4,922,234)	4,164,989	(4,661,257)	4,180,965	(7,941,897)	9,712,975

Equity transactions:
Purchase payments received from contract owners (note 3)	225,094	82,390	222,576	365,602	138,170	135,515	1,239,969	884,300
Transfers between funds	7,469,835	1,227,095	(3,772,539)	(1,033,435)	(827,666)	(962,113)	(643,831)	5,310,955
Redemptions (note 3)	(1,008,126)	(106,732)	(2,331,614)	(3,082,063)	(2,284,405)	(2,599,299)	(6,465,332)	(4,168,525)
Annuity benefits	(226)	-	-	-	(183)	(5,804)	(4,812)	(4,055)
Contract maintenance charges (note 2)	(49)	-	(188)	(193)	(311)	(346)	(354)	(261)
Contingent deferred sales charges (note 2)	(641)	-	(3,774)	(2,061)	(2,278)	(1,960)	(5,469)	(4,079)
Adjustments to maintain reserves	(602)	(69)	(257)	(328)	(328)	573	(741)	3,372

Net equity transactions	6,685,285	1,202,684	(5,885,796)	(3,752,478)	(2,977,001)	(3,433,435)	(5,880,570)	2,021,708

Net change in contract owners’ equity	6,446,204	1,363,675	(10,808,030)	412,511	(7,638,258)	747,530	(13,822,467)	11,734,683
Contract owners’ equity beginning of period	1,363,675	-	23,512,591	23,100,080	19,641,692	18,894,162	47,991,885	36,257,202

Contract owners’ equity end of period	$7,809,879	1,363,675	12,704,561	23,512,591	12,003,434	19,641,692	34,169,418	47,991,885

CHANGES IN UNITS:
Beginning units	129,181	-	823,233	1,015,118	581,474	712,637	1,361,957	1,314,117
Units purchased	1,047,393	219,493	135,518	366,202	7,547	17,348	509,268	515,458
Units redeemed	(502,386)	(90,312)	(352,594)	(558,087)	(113,111)	(148,511)	(698,042)	(467,618)

Ending units	674,188	129,181	606,157	823,233	475,910	581,474	1,173,183	1,361,957

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWHA		WRASP		WRBP		WRBDP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$26,117	(101,508)	(185,881)	(152,351)	217,898	472,069	1,585,366	3,179,437
Realized gain (loss) on investments	1,225,700	978,613	13,379,146	14,320,070	3,893,805	2,913,056	1,298,404	(364,042)
Change in unrealized gain (loss) on investments	(4,078,889)	2,899,851	(29,630,335)	2,019,798	(7,119,620)	4,008,209	2,383,158	2,688,985
Reinvested capital gains	201,990	-	-	-	4,250,371	810,129	673,132	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,625,082)	3,776,956	(16,437,070)	16,187,517	1,242,454	8,203,463	5,940,060	5,504,380

Equity transactions:
Purchase payments received from contract owners (note 3)	161,059	146,563	2,978,176	5,259,499	607,675	846,542	916,425	2,315,518
Transfers between funds	(550,324)	(328,594)	(3,020,228)	341,583	(531,318)	(345)	1,846,658	17,067,639
Redemptions (note 3)	(1,843,788)	(1,728,973)	(51,489,524)	(44,684,221)	(11,662,122)	(9,305,672)	(22,441,381)	(25,160,849)
Annuity benefits	(18,536)	(16,282)	(41,252)	(38,487)	(9,031)	(13,379)	(27,858)	(34,794)
Contract maintenance charges (note 2)	(67)	(85)	(366)	(231)	-	-	-	-
Contingent deferred sales charges (note 2)	(4,180)	(1,413)	(54,892)	(8,872)	(8,222)	16,600	(14,693)	20,408
Adjustments to maintain reserves	(310)	758	(4,335)	10,410	(21)	(3,459)	114	(1,775)

Net equity transactions	(2,256,146)	(1,928,026)	(51,632,421)	(39,120,320)	(11,603,039)	(8,459,714)	(19,720,735)	(5,793,854)

Net change in contract owners’ equity	(4,881,228)	1,848,930	(68,069,491)	(22,932,803)	(10,360,585)	(256,251)	(13,780,675)	(289,474)
Contract owners’ equity beginning of period	16,889,827	15,040,897	246,006,516	268,939,319	57,389,114	57,645,365	110,456,089	110,745,563

Contract owners’ equity end of period	$12,008,599	16,889,827	177,937,025	246,006,516	47,028,529	57,389,114	96,675,414	110,456,089

CHANGES IN UNITS:
Beginning units	412,231	473,719	10,423,052	12,278,354	4,034,607	4,701,582	7,474,683	7,877,501
Units purchased	8,773	6,599	1,095,334	2,069,798	329,507	500,692	983,896	2,482,295
Units redeemed	(66,348)	(68,087)	(3,321,175)	(3,925,100)	(1,132,530)	(1,167,667)	(2,300,620)	(2,885,113)

Ending units	354,656	412,231	8,197,211	10,423,052	3,231,584	4,034,607	6,157,959	7,474,683

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRCEP		WRDIV		WRENG		WRGBP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(921,509)	(179,051)	(11,932)	(254)	(126,950)	(95,352)	18,105	-
Realized gain (loss) on investments	9,932,852	2,035,709	125,797	(190,096)	(255,068)	(252,796)	(4,488)	-
Change in unrealized gain (loss) on investments	(11,760,857)	21,143,520	(1,211,019)	3,206,588	(645,624)	2,505,467	(28,061)	-
Reinvested capital gains	3,993,075	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,243,561	23,000,178	(1,097,154)	3,016,238	(1,027,642)	2,157,319	(14,444)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	979,204	1,803,111	267,425	223,915	258,959	324,794	13,008	-
Transfers between funds	(2,381,444)	(3,457,324)	(190,375)	(266,756)	(574,305)	629,894	1,473,501	-
Redemptions (note 3)	(26,160,910)	(24,748,397)	(4,060,360)	(3,736,440)	(2,341,016)	(1,356,876)	(108,016)	-
Annuity benefits	(10,252)	(16,625)	(1,150)	(3,908)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,465)	100,746	(9,009)	(7,809)	(2,286)	(1,793)	(1)	-
Adjustments to maintain reserves	337	3,660	(61)	824	(29)	284	(14)	-

Net equity transactions	(27,588,530)	(26,314,829)	(3,993,530)	(3,790,175)	(2,658,677)	(403,696)	1,378,478	-

Net change in contract owners’ equity	(26,344,969)	(3,314,651)	(5,090,684)	(773,937)	(3,686,319)	1,753,623	1,364,034	-
Contract owners’ equity beginning of period	133,435,816	136,750,467	22,646,086	23,420,023	12,619,383	10,865,760	-	-

Contract owners’ equity end of period	$107,090,847	133,435,816	17,555,402	22,646,086	8,933,064	12,619,383	1,364,034	-

CHANGES IN UNITS:
Beginning units	11,988,244	14,723,373	1,654,847	1,974,176	1,023,074	1,063,778	-	-
Units purchased	806,935	1,384,934	226,159	309,840	256,526	275,593	200,290	-
Units redeemed	(3,237,010)	(4,120,063)	(521,368)	(629,169)	(474,529)	(316,297)	(62,134)	-

Ending units	9,558,169	11,988,244	1,359,638	1,654,847	805,071	1,023,074	138,156	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRGNR		WRGP		WRHIP		WRIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(400,286)	(478,276)	(920,216)	(725,221)	4,925,867	5,650,168	(272,796)	(75,112)
Realized gain (loss) on investments	(3,243,603)	(3,784,161)	10,133,988	9,136,456	264,811	(203,625)	3,718,059	3,086,974
Change in unrealized gain (loss) on investments	(3,782,615)	9,246,495	(12,234,373)	6,033,273	(1,956,990)	5,314,572	(6,452,185)	2,340,000
Reinvested capital gains	-	-	4,656,340	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,426,504)	4,984,058	1,635,739	14,444,508	3,233,688	10,761,115	(3,006,922)	5,351,862

Equity transactions:
Purchase payments received from contract owners (note 3)	371,914	964,380	1,236,398	1,850,116	572,566	1,326,235	457,396	580,485
Transfers between funds	(3,574,814)	(3,645,464)	(3,267,793)	(6,095,425)	2,379,700	3,702,574	(2,724,877)	(776,053)
Redemptions (note 3)	(8,368,344)	(7,159,135)	(27,354,704)	(25,771,814)	(20,381,604)	(16,165,941)	(9,167,032)	(8,632,363)
Annuity benefits	(1,179)	(2,812)	(8,881)	(15,705)	(26,213)	(28,010)	(3,893)	(3,351)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,604)	(10,887)	(16,726)	108,026	(19,218)	2,891	(4,625)	11,909
Adjustments to maintain reserves	456	2,595	198	7,478	(176)	(1,848)	201	935

Net equity transactions	(11,582,571)	(9,851,323)	(29,411,508)	(29,917,324)	(17,474,945)	(11,164,098)	(11,442,830)	(8,818,438)

Net change in contract owners’ equity	(19,009,075)	(4,867,265)	(27,775,769)	(15,472,816)	(14,241,257)	(402,983)	(14,449,752)	(3,466,576)
Contract owners’ equity beginning of period	42,121,347	46,988,612	140,472,689	155,945,505	84,691,641	85,094,624	45,108,306	48,574,882

Contract owners’ equity end of period	$23,112,272	42,121,347	112,696,920	140,472,689	70,450,384	84,691,641	30,658,554	45,108,306

CHANGES IN UNITS:
Beginning units	2,580,151	3,338,506	13,537,586	16,771,104	4,324,579	4,948,846	3,816,483	4,678,629
Units purchased	200,550	528,792	876,457	1,482,791	670,131	968,291	254,064	598,423
Units redeemed	(960,161)	(1,287,147)	(3,681,345)	(4,716,309)	(1,542,763)	(1,592,558)	(1,246,163)	(1,460,569)

Ending units	1,820,540	2,580,151	10,732,698	13,537,586	3,451,947	4,324,579	2,824,384	3,816,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRI2P		WRLTBP		WRMIC		WRMCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$80,507	50,340	19,895	-	(53,573)	(51,497)	(183,733)	(172,102)
Realized gain (loss) on investments	(1,905,228)	(1,573,378)	4,168	-	180,551	(127,012)	1,152,384	459,753
Change in unrealized gain (loss) on investments	(740,993)	3,713,164	(16,445)	-	(552,173)	1,761,449	(1,829,127)	3,857,811
Reinvested capital gains	-	-	-	-	-	-	572,924	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,565,714)	2,190,126	7,618	-	(425,195)	1,582,940	(287,552)	4,145,462

Equity transactions:
Purchase payments received from contract owners (note 3)	94,686	281,201	45,602	-	140,809	84,125	142,513	257,751
Transfers between funds	(54,708)	2,559	2,902,767	-	(404,028)	856,049	(319,585)	1,758,789
Redemptions (note 3)	(3,782,360)	(3,401,299)	(591,243)	-	(1,062,496)	(928,048)	(3,956,969)	(2,938,549)
Annuity benefits	(11,773)	(10,734)	-	-	(4,331)	(3,038)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,010)	(6,663)	-	-	(1,789)	(2,501)	(4,184)	(4,761)
Adjustments to maintain reserves	46	1,201	(15)	-	(48)	455	(86)	1,312

Net equity transactions	(3,761,119)	(3,133,735)	2,357,111	-	(1,331,883)	7,043	(4,138,311)	(925,457)

Net change in contract owners’ equity	(6,326,833)	(943,609)	2,364,729	-	(1,757,078)	1,589,983	(4,425,863)	3,220,005
Contract owners’ equity beginning of period	19,781,102	20,724,711	-	-	5,641,179	4,051,196	17,915,900	14,695,895

Contract owners’ equity end of period	$13,454,269	19,781,102	2,364,729	-	3,884,101	5,641,179	13,490,037	17,915,900

CHANGES IN UNITS:
Beginning units	1,234,813	1,454,572	-	-	360,541	361,907	1,112,006	1,188,377
Units purchased	155,605	246,740	320,771	-	40,131	143,651	243,149	384,133
Units redeemed	(401,977)	(466,499)	(87,552)	-	(131,145)	(145,017)	(505,158)	(460,504)

Ending units	988,441	1,234,813	233,219	-	269,527	360,541	849,997	1,112,006

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRMMP		WRRESP		WRSTP		WRSCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(311,359)	(351,466)	(35,314)	72,994	(847,410)	(972,461)	(733,076)	(797,455)
Realized gain (loss) on investments	-	-	(1,002,965)	(984,825)	5,972,317	6,513,220	3,350,929	2,261,234
Change in unrealized gain (loss) on investments	-	-	1,405,801	3,303,735	(12,014,698)	576,821	(10,215,660)	15,717,745
Reinvested capital gains	-	-	-	-	2,726,712	2,531,297	568,594	-

Net increase (decrease) in contract owners’ equity resulting from operations	(311,359)	(351,466)	367,522	2,391,904	(4,163,079)	8,648,877	(7,029,213)	17,181,524

Equity transactions:
Purchase payments received from contract owners (note 3)	5,639,323	6,537,559	76,866	131,896	789,729	1,152,207	710,211	728,392
Transfers between funds	19,152,881	12,587,337	(374,273)	(169,346)	(2,257,905)	(3,329,255)	(2,056,650)	(2,185,837)
Redemptions (note 3)	(26,960,393)	(27,698,107)	(2,158,301)	(1,654,464)	(17,368,817)	(14,629,729)	(14,225,533)	(13,046,827)
Annuity benefits	(29,475)	(29,749)	(5,243)	(4,220)	(2,200)	(8,249)	(1,055)	(9,423)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(29,049)	71,218	(3,644)	(3,684)	(13,775)	25,454	(7,988)	66,004
Adjustments to maintain reserves	3,406	5,133	(46)	860	1,426	2,953	208	894

Net equity transactions	(2,223,307)	(8,526,610)	(2,464,641)	(1,698,958)	(18,851,542)	(16,786,619)	(15,580,807)	(14,446,797)

Net change in contract owners’ equity	(2,534,666)	(8,878,076)	(2,097,119)	692,946	(23,014,621)	(8,137,742)	(22,610,020)	2,734,727
Contract owners’ equity beginning of period	29,212,627	38,090,703	10,487,395	9,794,449	83,803,810	91,941,552	75,543,832	72,809,105

Contract owners’ equity end of period	$26,677,961	29,212,627	8,390,276	10,487,395	60,789,189	83,803,810	52,933,812	75,543,832

CHANGES IN UNITS:
Beginning units	2,650,355	3,428,531	733,906	869,687	5,651,827	6,937,432	4,957,025	6,103,814
Units purchased	3,773,046	3,037,076	89,096	166,621	399,763	827,574	346,381	645,189
Units redeemed	(3,970,888)	(3,815,252)	(257,095)	(302,402)	(1,659,407)	(2,113,179)	(1,380,480)	(1,791,978)

Ending units	2,452,513	2,650,355	565,907	733,906	4,392,183	5,651,827	3,922,926	4,957,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRSCV		WRVP		SVOF		WFVSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(51,857)	(94,681)	(214,694)	(165,435)	(4,162)	(2,788)	(98,023)	(77,523)
Realized gain (loss) on investments	(43,492)	(98,232)	951,028	366,368	33,857	28,732	(25,482)	1,223,633
Change in unrealized gain (loss) on investments	(1,117,820)	2,200,472	(5,188,767)	9,574,380	(46,626)	29,648	(418,005)	365,873
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,213,169)	2,007,559	(4,452,433)	9,775,313	(16,931)	55,592	(541,510)	1,511,983

Equity transactions:
Purchase payments received from contract owners (note 3)	128,854	106,476	375,709	777,608	8,808	212	156,757	193,944
Transfers between funds	(48,254)	545,485	(637,182)	(1,467,429)	32,303	(5,866)	(3,589,206)	6,105,837
Redemptions (note 3)	(1,640,589)	(1,677,134)	(12,408,656)	(9,648,710)	(39,193)	(79,934)	(976,029)	(1,056,009)
Annuity benefits	(12,198)	(10,779)	(11,099)	(12,573)	(2,175)	(2,452)	(836)	(784)
Contract maintenance charges (note 2)	-	-	-	-	(61)	(65)	(58)	(49)
Contingent deferred sales charges (note 2)	(1,880)	(3,876)	(5,921)	20,128	-	-	(914)	(659)
Adjustments to maintain reserves	45	1,534	(123)	2,539	1,526	(314)	34	930

Net equity transactions	(1,574,022)	(1,038,294)	(12,687,272)	(10,328,437)	1,208	(88,419)	(4,410,252)	5,243,210

Net change in contract owners’ equity	(2,787,191)	969,265	(17,139,705)	(553,124)	(15,723)	(32,827)	(4,951,762)	6,755,193
Contract owners’ equity beginning of period	9,603,315	8,634,050	62,817,966	63,371,090	291,788	324,615	11,444,285	4,689,092

Contract owners’ equity end of period	$6,816,124	9,603,315	45,678,261	62,817,966	276,065	291,788	6,492,523	11,444,285

CHANGES IN UNITS:
Beginning units	644,275	719,794	4,443,444	5,275,682	20,045	26,804	688,377	358,511
Units purchased	100,136	191,380	421,236	621,343	3,055	1,387	2,282,456	1,653,430
Units redeemed	(212,582)	(266,899)	(1,347,519)	(1,453,581)	(2,630)	(8,146)	(2,558,037)	(1,323,564)

Ending units	531,829	644,275	3,517,161	4,443,444	20,470	20,045	412,796	688,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVAGF3		CSIEF3		GVGU		GEF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$40,952	71,641	22,508	(9,270)	-	34,536	8,033	(5,958)
Realized gain (loss) on investments	(126,856)	34,192	(53,706)	4,440	-	(1,733,405)	1,344,123	472,938
Change in unrealized gain (loss) on investments	52,091	(44,200)	(126,839)	114,790	-	1,366,564	(1,476,223)	178,383
Reinvested capital gains	62,150	34,865	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,337	96,498	(158,037)	109,960	-	(332,305)	(124,067)	645,363

Equity transactions:
Purchase payments received from contract owners (note 3)	8,540	16,461	30,392	1,655	-	123,574	2,483	23,764
Transfers between funds	(1,444,499)	697,200	(829,249)	(75,476)	-	(8,183,900)	(6,415,206)	(289,502)
Redemptions (note 3)	(129,731)	(246,363)	(152,497)	(122,425)	-	(927,733)	(673,810)	(1,220,039)
Annuity benefits	-	-	-	-	-	-	(1,742)	(3,212)
Contract maintenance charges (note 2)	-	(2)	(2)	(2)	-	(99)	(65)	(115)
Contingent deferred sales charges (note 2)	(319)	(46)	(234)	(48)	-	(2,235)	(339)	(753)
Adjustments to maintain reserves	(46)	(338)	9	506	-	(152)	9,654	(366)

Net equity transactions	(1,566,055)	466,912	(951,581)	(195,790)	-	(8,990,545)	(7,079,025)	(1,490,222)

Net change in contract owners’ equity	(1,537,718)	563,410	(1,109,618)	(85,830)	-	(9,322,850)	(7,203,092)	(844,859)
Contract owners’ equity beginning of period	1,537,718	974,308	1,109,618	1,195,448	-	9,322,850	7,203,092	8,047,951

Contract owner’s equity end of period	$-	1,537,718	-	1,109,618	-	-	-	7,203,092

CHANGES IN UNITS:
Beginning units	125,863	85,960	98,789	118,233	-	617,366	475,495	586,309
Units purchased	4,995	118,628	29,974	39,993	-	46,767	536	1,764
Units redeemed	(130,858)	(78,725)	(128,763)	(59,437)	-	(664,133)	(476,031)	(112,578)

Ending units	-	125,863	-	98,789	-	-	-	475,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GEF3		BF		JARLCS		GVGFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,493	(8,220)	-	-	-	96	-	(1,414)
Realized gain (loss) on investments	(807,515)	(1,368,173)	-	-	-	894	-	273,692
Change in unrealized gain (loss) on investments	710,618	1,844,986	-	-	-	(544)	-	(202,660)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(92,404)	468,593	-	-	-	446	-	69,618

Equity transactions:
Purchase payments received from contract owners (note 3)	43,268	143,754	-	(58)	-	11	-	12,558
Transfers between funds	(4,778,668)	(986,988)	-	(7)	-	(6,742)	-	(4,235,395)
Redemptions (note 3)	(287,291)	(989,354)	-	65	-	19	-	(179,724)
Annuity benefits	-	-	-	-	-	(177)	-	(140)
Contract maintenance charges (note 2)	(64)	(203)	-	-	-	-	-	(34)
Contingent deferred sales charges (note 2)	(987)	(2,080)	-	-	-	-	-	(325)
Adjustments to maintain reserves	168	307	-	-	-	6	-	(247)

Net equity transactions	(5,023,574)	(1,834,564)	-	-	-	(6,883)	-	(4,403,308)

Net change in contract owners’ equity	(5,115,978)	(1,365,971)	-	-	-	(6,437)	-	(4,333,690)
Contract owners’ equity beginning of period	5,115,978	6,481,949	-	-	-	6,437	-	4,333,690

Contract owners’ equity end of period	$-	5,115,978	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	252,208	352,465	-	-	-	475	-	331,596
Units purchased	8,919	30,337	-	1,485	-	1	-	17,482
Units redeemed	(261,127)	(130,594)	-	(1,485)	-	(476)	-	(349,078)

Ending units	-	252,208	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVGHS		GVUSL		SGRF		GGTC3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(11,460)	-	(14,298)	-	-	-	(37,987)
Realized gain (loss) on investments	-	(255,140)	-	(2,607,221)	-	-	-	2,043,904
Change in unrealized gain (loss) on investments	-	494,241	-	2,869,155	-	-	-	(1,758,726)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	227,641	-	247,636	-	-	-	247,191

Equity transactions:
Purchase payments received from contract owners (note 3)	-	151,079	-	39,077	-	(1,159)	-	129,550
Transfers between funds	-	(12,880,293)	-	(6,051,091)	-	824		(11,621,237)
Redemptions (note 3)	-	(920,670)	-	(308,255)	-	(0)	-	(456,715)
Annuity benefits	-	(778)	-	-	-	877	-	298
Contract maintenance charges (note 2)	-	(205)	-	(62)	-	-	-	(124)
Contingent deferred sales charges (note 2)	-	(2,931)	-	(1,155)	-	-	-	(1,469)
Adjustments to maintain reserves	-	(1,375)	-	(73)	-	(542)	-	366

Net equity transactions	-	(13,655,173)	-	(6,321,559)	-	-	-	(11,949,331)

Net change in contract owners’ equity	-	(13,427,532)	-	(6,073,923)	-	-	-	(11,702,140)
Contract owners’ equity beginning of period	-	13,427,532	-	6,073,923	-	-	-	11,702,140

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,040,801	-	503,325	-	-	-	1,054,005
Units purchased	-	105,509	-	10,996	-	-	-	155,204
Units redeemed	-	(1,146,310)	-	(514,321)	-	-	-	(1,209,209)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVUGL		WSCP		AVB		WRLBP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(29,860)	(15,041)	(41,985)	4,571	1,293	-	-

Realized gain (loss) on investments	-	(2,198,108)	642,075	121,503	11,198	(25,010)	-	-
Change in unrealized gain (loss) on investments	-	2,576,510	(918,498)	511,185	(1,919)	38,809	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	348,542	(291,464)	590,703	13,850	15,092	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,468	34,713	101,230	281	1,192	-	394
Transfers between funds	-	(7,919,489)	(3,796,969)	(202,190)	(201,043)	(38,417)	-	(515)
Redemptions (note 3)	-	(332,749)	(729,863)	(780,022)	(14,275)	(124,506)	-	(12,042)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(76)	(45)	(94)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,635)	(475)	(563)	-	-	-	12,162
Adjustments to maintain reserves	-	(149)	(166)	(96)	(10)	(0)	-	0

Net equity transactions	-	(8,202,629)	(4,492,805)	(881,735)	(215,047)	(161,731)	-	-

Net change in contract owners’ equity	-	(7,854,087)	(4,784,269)	(291,032)	(201,197)	(146,639)	-	-
Contract owners’ equity beginning of period	-	7,854,087	4,784,269	5,075,301	201,197	347,836	-	-

Contract owners’ equity end of period	$-	-	-	4,784,269	-	201,197	-	-

CHANGES IN UNITS:
Beginning units	-	657,631	387,091	465,051	20,191	37,731	-	-
Units purchased	-	48,568	12,436	13,555	7,085	3,101	-	-
Units redeemed	-	(706,199)	(399,527)	(91,515)	(27,276)	(20,641)	-	-

Ending units	-	-	-	387,091	-	20,191	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	BBCA		GVGU1		GVGF1		GVGH1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(937)	-	87	-	(2)	-	(63)
Realized gain (loss) on investments	-	(524,360)	-	(10,224)	-	(1,713)	-	(4,216)
Change in unrealized gain (loss) on investments	-	506,384	-	9,323	-	1,776	-	5,196
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(18,913)	-	(814)	-	61	-	917

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,249	-	-	-	-	-	(862)
Transfers between funds	-	(1,089,532)	-	(21,384)	-	(3,863)	-	(67,831)
Redemptions (note 3)	-	(13,956)	-	230	-	90	-	322
Annuity benefits	-	-	-	(40)	-	-	-	195
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(7)	-	1	-	(1)	-	532

Net equity transactions	-	(1,102,246)	-	(21,193)	-	(3,773)	-	(67,643)

Net change in contract owners’ equity	-	(1,121,159)	-	(22,007)	-	(3,712)	-	(66,726)
Contract owners’ equity beginning of period	-	1,121,159	-	22,007	-	3,712	-	66,726

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	93,676	-	1,356	-	294	-	5,321
Units purchased	-	89	-	14	-	-	-	-
Units redeemed	-	(93,765)	-	(1,370)	-	(294)	-	(5,321)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GGTC		GVUG1		ACVVS2		FALFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(3,345)	-	(1,493)	-	-	-	2,345
Realized gain (loss) on investments	-	10,772	-	(73,314)	-	-	-	(117,852)
Change in unrealized gain (loss) on investments	-	16,283	-	86,661	-	-	-	121,201
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	23,710	-	11,854	-	-	-	5,694

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,488	-	55,490	-	-	-	1,603
Transfers between funds	-	(920,719)	-	(299,850)	-	(1,077)	-	(184,185)
Redemptions (note 3)	-	(66,498)	-	(6,531)	-	65	-	(10,203)
Annuity benefits	-	464	-	(1,328)	-	681	-	-
Contract maintenance charges (note 2)	-	(49)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(40)	-	-	-	-	-	-
Adjustments to maintain reserves	-	569	-	(11)	-	331	-	(14)

Net equity transactions	-	(982,785)	-	(252,230)	-	-	-	(192,798)

Net change in contract owners’ equity	-	(959,075)	-	(240,376)	-	-	-	(187,104)
Contract owners’ equity beginning of period	-	959,075	-	240,376	-	-	-	187,104

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	318,647	-	21,372	-	-	-	23,209
Units purchased	-	13,228	-	-	-	-	-	221
Units redeemed	-	(331,875)	-	(21,372)	-	-	-	(23,430)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FVMOS		TRLT2		WRMSP
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	74,613	-	(14)	-	201,336
Realized gain (loss) on investments	-	(136,793)	-	-	-	(671,949)
Change in unrealized gain (loss) on investments	-	87,939	-	-	-	519,714
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	25,759	-	(14)	-	49,101

Equity transactions:
Purchase payments received from contract owners (note 3)	-	325	-	(170)	-	144,122
Transfers between funds	-	(2,969,387)	-	(13,218)	-	(5,628,819)
Redemptions (note 3)	-	(136,639)	-	(53)	-	(164,797)
Annuity benefits	-	-	-	763	-	-
Contract maintenance charges (note 2)	-	(19)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(5)	-	-	-	(510)
Adjustments to maintain reserves	-	(5)	-	106	-	(2)

Net equity transactions	-	(3,105,731)	-	(12,573)	-	(5,650,005)

Net change in contract owners’ equity	-	(3,079,972)	-	(12,587)	-	(5,600,904)
Contract owners’ equity beginning of period	-	3,079,972	-	12,587	-	5,600,904

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	312,243	-	1,107	-	543,845
Units purchased	-	4,914	-	-	-	35,401
Units redeemed	-	(317,157)	-	(1,107)	-	(579,246)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Sterling Capital Strategic Allocation Equity VIF (BBCMAG)

Sterling Capital Select Equity VIF (BBGI)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)*

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio - Class I (MSVIM)*

Mid Cap Growth Portfolio - Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Emerging Markets Fund - Class VI (GEM6)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)*

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)*

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)*

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

V.I. Basic Value Fund - Series II (AVBV2)*

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Equity and Income Fund - Series I (IVKEI1)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

SECURITY BENEFIT LIFE

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)

Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

VT Omega Growth - Class 1 (EVOM)*

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract  years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.

(2) Includes Waddill & Reed Advisors select Reserve product.

(3) Includes NEA Select product.

(4) Includes Key Bank and Paine Weber products.

(5) Available beginning January 2, 2001 or a later date if state law requires.

(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.

(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option

(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.

(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.

(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS	HVIE

0.95%	$21,156,763	$1,091	$2,704	$81,346	$1,096,601	$141,296	$-	$252
1.00%	7,241,463	-	-	26,670	501,908	66,504	-	306
1.05%	1,417,206	-	1	4,109	105,113	15,195	-	-
1.10%	11,407,550	654	2,264	41,571	370,481	85,488	-	-
1.15%	5,520,213	882	1,322	34,281	202,275	26,878	-	137
1.20%	11,447,674	-	-	108,797	615,157	63,083	-	17
1.25%	2,391,236	355	97	10,816	97,218	11,844	-	83
1.30%	2,041,166	20	1,761	17,728	91,008	7,739	-	-
1.35%	2,624,488	58	160	13,804	135,484	9,956	-	4
1.40%	3,372,964	252	1,601	17,079	104,551	12,512	-	-
1.45%	588,774	438	381	2,242	22,684	1,002	-	-
1.50%	1,255,714	-	-	3,368	26,258	4,125	548	-
1.55%	1,010,982	-	50	5,228	14,477	1,166	-	-
1.60%	1,383,651	1,517	692	7,767	39,213	946	69	-
1.65%	1,358,146	373	18	4,558	24,518	2,561	240	-
1.70%	133,241	2,644	-	640	10,152	300	-	-
1.75%	725,099	-	-	1,596	11,668	2,907	-	-
1.80%	487,389	-	-	3,404	7,425	1,085	-	-
1.85%	168,426	-	-	1,146	2,873	82	-	-
1.90%	115,446	-	-	6,141	469	194	-	-
1.95%	485,528	-	-	2,719	31	-	37	-
2.00%	66,360	-	-	166	282	-	-	-
2.05%	334,548	-	-	865	2,652	1,096	-	-
2.10%	298,785	-	-	174	-	-	366	-
2.15%	49,787	-	-	-	171	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.20%	303,515	-	-	1,628	1,962	145	-	-
2.25%	649,700	-	-	-	13,838	11	-	-
2.35%	22,434	-	-	-	-	-	-	-
2.40%	1,042	-	-	-	-	-	-	-
2.45%	35,577	-	-	-	-	-	308	-
2.50%	24,806	-	-	-	-	-	-	-
2.60%	74,566	-	-	-	-	-	1	-

Totals	$78,194,239	$8,284	$11,051	$397,843	$3,498,469	$456,115	$1,569	$799

	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS

0.95%	$1,908	$32,191	$-	$303,861	$47,743	$63,414	$260,159	$193,081
1.00%	2,186	13,225	-	169,149	15,353	41,640	101,970	129,018
1.05%	-	2,101	-	23,071	2,309	6,484	17,535	17,139
1.10%	456	12,905	-	120,876	23,604	14,909	127,566	77,943
1.15%	81	4,344	-	48,489	15,243	6,801	46,098	40,806
1.20%	494	25,071	-	221,140	33,055	29,515	228,113	138,241
1.25%	196	3,684	1,247	37,341	9,081	5,765	35,865	17,592
1.30%	-	7,183	-	58,183	2,742	7,936	20,032	26,179
1.35%	138	3,861	-	41,589	9,986	3,922	45,753	12,273
1.40%	318	5,101	-	40,191	5,161	2,788	39,337	15,509
1.45%	-	114	-	5,382	209	1,444	4,955	2,840
1.50%	-	999	-	23,832	854	1,903	10,654	10,400
1.55%	187	101	-	9,521	1,350	300	6,375	2,516
1.60%	203	2,884	-	12,081	1,367	785	11,647	2,038
1.65%	-	4,272	-	17,858	1,669	543	22,975	3,737
1.70%	-	-	-	2,808	31	173	2,213	449
1.75%	-	21	-	3,370	4,835	15	8,752	1,252
1.80%	-	550	-	4,582	3,806	524	2,609	3,371
1.85%	-	175	-	1,483	352	8	3,516	23
1.90%	-	-	-	1,083	180	12	928	10
1.95%	-	-	-	2,397	-	-	6,102	-
2.00%	-	-	-	357	-	-	331	-
2.05%	-	760	-	3,209	867	374	3,599	-
2.10%	-	-	-	38	37	-	382	-
2.15%	-	-	-	24	-	-	111	-
2.20%	-	1,149	-	187	79	98	1,330	530
2.25%	-	-	-	8,220	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$6,167	$120,691	$1,247	$1,160,322	$179,913	$189,353	$1,008,907	$694,947

	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM

0.95%	$-	$-	$-	$127,428	$8,854	$20,917	$-	$37,365
1.00%	-	-	-	31,103	1,554	1,493	-	11,544
1.05%	-	-	-	5,264	186	106	-	2,221
1.10%	-	-	-	35,520	3,227	2,080	-	10,548
1.15%	-	-	-	17,877	1,025	1,806	-	6,306
1.20%	-	-	-	67,013	4,506	7,408	-	19,154
1.25%	2,269	-	-	8,930	158	2,822	507	3,721
1.30%	-	-	-	14,200	1,092	1,383	-	2,243
1.35%	-	-	-	11,389	944	1,029	-	7,318
1.40%	-	-	-	16,496	1,439	1,974	-	4,113
1.45%	-	-	-	3,970	48	-	-	2,091
1.50%	-	3,304	1,547	10,891	714	213	699	439
1.55%	-	-	-	1,350	534	-	-	1,154
1.60%	-	1,001	1,687	7,198	473	227	300	8,059
1.65%	-	5,830	2,424	10,604	179	631	2,050	2,145
1.70%	-	-	-	713	264	11	-	20
1.75%	-	2,511	597	4,399	533	4,897	2,577	3,530
1.80%	-	960	632	2,145	72	197	-	428
1.85%	-	-	-	702	516	301	-	68
1.90%	-	1,565	525	1,809	38	-	-	11
1.95%	-	3,512	3,326	4,504	2,106	6	6,763	-
2.00%	-	198	168	2,148	222	-	-	185
2.05%	-	3,822	2,869	4,406	130	-	68	-
2.10%	-	2,852	1,855	4,597	115	-	-	-
2.15%	-	-	190	1,908	-	-	-	4
2.20%	-	1,465	3,123	5,948	9	-	367	-
2.25%	51	-	-	7,666	-	-	2,637	-
2.35%	-	-	72	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	251	1,101	-	-	-	-
2.50%	-	104	269	873	-	-	-	-
2.60%	-	691	164	151	10	-	818	-

	$2,320	$27,815	$19,699	$412,303	$28,948	$47,501	$16,786	$122,667

	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2
0.95%	$-	$5	$452,973	$-	$78,028	$70,513	$66,576	$149,402
1.00%	-	-	153,019	-	38,008	22,619	21,920	34,456
1.05%	-	-	27,285	-	9,584	10,530	4,810	10,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.10%	-	-	230,855	-	34,888	19,010	26,960	35,350
1.15%	-	-	108,557	-	20,502	15,650	17,898	24,175
1.20%	22	506	340,361	-	59,136	79,732	49,933	84,656
1.25%	-	276	66,858	-	16,995	5,963	10,587	18,491
1.30%	-	-	57,921	-	30,284	14,718	28,194	40,682
1.35%	-	-	73,161	-	14,050	16,345	9,813	18,405
1.40%	-	-	94,685	-	22,068	15,254	13,687	18,355
1.45%	-	-	9,810	-	3,074	1,286	54	4,530
1.50%	-	28	24,988	14,774	2,489	2,551	1,314	5,437
1.55%	-	-	11,390	-	2,450	1,824	3,960	2,332
1.60%	35	9,779	29,994	1,492	1,317	1,832	3,697	5,902
1.65%	-	-	23,225	5,131	9,287	3,986	8,023	5,851
1.70%	-	-	3,680	-	30	56	-	185
1.75%	973	5,882	9,322	2,839	121	470	1,891	3,655
1.80%	-	-	10,393	4,459	964	1,248	1,058	597
1.85%	-	-	3,968	-	714	49	88	571
1.90%	-	-	500	3,885	68	70	91	89
1.95%	-	-	39	5,910	930	-	78	1,042
2.00%	-	-	1,201	944	462	104	-	-
2.05%	-	-	5,550	4,605	4,385	-	154	732
2.10%	-	-	-	3,571	-	-	-	39
2.15%	-	-	8	688	-	-	1	-
2.20%	-	-	2,747	4,325	4,016	27	17	3
2.25%	-	-	8,481	-	40,147	9,183	-	17,125
2.35%	-	-	-	1,877	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,138	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	662	-	-	-	-

	$1,030	$16,476	$1,750,971	$56,300	$393,997	$293,020	$270,804	$482,957

	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6	GIG	GIG3

0.95%	$41,696	$103,013	$114,018	$4,122	$158,215	$-	$12,451	$69,408
1.00%	12,039	43,431	38,308	2,015	44,735	-	6,145	32,075
1.05%	3,030	13,394	5,378	137	7,884	-	1,623	8,561
1.10%	14,152	32,870	38,319	4,426	55,952	-	4,915	22,936
1.15%	7,369	24,353	20,210	1,968	44,122	-	1,787	11,649
1.20%	30,568	41,874	63,311	1,091	81,067	-	4,444	58,024
1.25%	5,605	8,692	17,698	1,518	16,516	-	1,293	8,300
1.30%	3,657	11,814	19,888	203	11,466	-	1,906	7,797
1.35%	4,476	12,834	15,609	77	22,665	-	862	10,785
1.40%	6,721	10,781	19,781	511	16,391	-	907	6,256
1.45%	57	1,181	1,313	-	2,455	-	105	3,549
1.50%	395	4,986	2,498	268	3,970	3,046	521	4,161
1.55%	1,724	3,609	3,216	17	4,839	-	208	1,677
1.60%	253	6,742	1,915	76	6,647	926	110	6,040
1.65%	2,725	3,296	4,991	457	2,613	1,139	417	805
1.70%	-	892	168	24	932	-	-	125
1.75%	-	9,042	891	-	5,773	907	-	2,699
1.80%	68	4,568	2,011	34	1,816	94	267	757
1.85%	-	601	389	-	3,880	-	187	360
1.90%	128	23	59	-	458	412	-	-
1.95%	17	133	31	-	7,333	1,937	-	172
2.00%	108	-	18	-	357	-	-	65
2.05%	148	21	21	498	509	1,148	34	635
2.10%	-	-	-	-	492	886	-	-
2.15%	-	-	-	-	1	189	-	3
2.20%	22	223	33	-	1,146	3,270	36	1,006
2.25%	17,415	-	-	-	1	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	162	-	-
2.50%	-	-	-	-	-	244	-	-
2.60%	-	-	-	-	-	233	-	-

	$152,373	$338,373	$370,074	$17,442	$502,235	$14,593	$38,218	$257,845

	NVIE6	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.95%	$-	$269,802	$11,104	$-	$10,291	$23,567	$17,667	$24,998
1.00%	-	129,128	3,958	-	3,652	9,535	5,702	11,309
1.05%	-	32,568	652	-	-	2,868	19	742
1.10%	-	121,210	5,877	-	4,250	17,586	10,974	8,214
1.15%	-	46,064	3,219	-	3,899	4,671	872	756
1.20%	-	124,341	5,941	-	5,256	16,890	7,531	29,864
1.25%	958	23,269	2,246	-	1,274	7,955	3,943	6,073
1.30%	-	31,247	392	-	-	1,728	8,575	2,404
1.35%	-	36,360	1,386	-	326	4,441	6,769	9,088
1.40%	-	24,770	1,258	-	125	7,723	2,102	4,227
1.45%	-	5,183	91	-	-	551	-	321
1.50%	-	7,065	269	-	-	206	1,215	1,767
1.55%	-	6,184	138	-	538	4,795	360	414
1.60%	-	8,285	151	-	-	307	-	8,530
1.65%	-	6,072	529	-	306	2,515	-	535
1.70%	-	1,291	92	-	-	-	-	-
1.75%	-	1,319	67	-	-	83	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.80%	-	2,596	-	-	-	-	2,399	-
1.85%	-	962	-	-	-	-	-	-
1.90%	-	1,701	-	-	-	2,764	-	57
1.95%	-	8	-	-	-	-	-	-
2.00%	-	27	-	-	-	-	-	-
2.05%	-	1,906	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	425	-	42	-	-	-	-
2.25%	-	508	741	-	48	4,807	3,748	7,668
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$958	$882,291	$38,111	$42	$29,965	$112,992	$71,876	$116,967

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2

0.95%	$45,858	$20,250	$23,730	$23,704	$-	$11,822	$488,749	$-
1.00%	33,800	10,133	7,450	14,900	-	4,459	263,733	-
1.05%	780	-	2,873	1,346	-	736	43,496	-
1.10%	26,775	7,159	15,722	8,226	-	4,087	119,619	-
1.15%	20,712	3,687	4,724	5,601	-	3,557	38,660	-
1.20%	43,862	20,760	18,230	18,960	-	15,875	116,288	-
1.25%	8,044	6,920	3,794	1,688	-	683	29,238	-
1.30%	6,284	3,257	4,957	1,868	-	7,784	19,920	-
1.35%	18,430	8,414	6,623	6,047	-	730	19,415	-
1.40%	2,512	-	3,680	7,836	-	2,435	24,439	-
1.45%	1,515	-	-	365	-	-	5,004	-
1.50%	1,744	-	160	463	1,736	151	9,855	1,591
1.55%	593	1,041	-	224	-	29	3,578	-
1.60%	3,387	895	-	1,070	838	453	7,191	768
1.65%	1,401	-	125	376	1,541	821	5,899	2,545
1.70%	-	-	426	513	-	60	1,882	-
1.75%	-	-	17	116	-	86	3,720	554
1.80%	2,877	-	-	-	-	-	1,732	598
1.85%	-	-	1,214	132	-	-	904	-
1.90%	-	-	-	-	-	-	81	-
1.95%	-	-	33	-	3,408	29	52	726
2.00%	-	175	-	-	-	-	31	-
2.05%	-	-	-	-	5,996	-	292	982
2.10%	-	-	-	-	428	-	432	460
2.15%	-	-	-	-	114	-	160	-
2.20%	-	-	-	-	726	236	1,131	579
2.25%	25,314	26,172	2,942	2,822	-	2,345	10,437	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	27	-	-	288
2.50%	-	-	-	-	396	-	-	700
2.60%	-	-	-	-	-	-	-	89

	$243,888	$108,863	$96,700	$96,257	$15,210	$56,378	$1,215,938	$9,880

	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC

0.95%	$786,892	$-	$123,209	$18,926	$116,761	$18,123	$5,727	$132,936
1.00%	313,665	-	66,963	8,950	18,850	5,620	523	22,547
1.05%	69,312	-	18,719	334	10,833	235	-	4,776
1.10%	321,136	-	31,104	16,477	67,356	2,841	1,870	68,056
1.15%	153,285	-	13,867	1,216	25,749	8,531	392	50,024
1.20%	406,648	-	32,266	5,134	70,174	1,500	629	92,706
1.25%	70,470	-	5,149	3,145	58,096	640	890	21,188
1.30%	78,698	-	7,915	839	5,897	2,940	84	13,437
1.35%	87,621	-	5,606	1,849	27,795	183	720	33,673
1.40%	122,075	-	4,429	271	22,385	1,379	-	31,491
1.45%	8,342	-	242	4	5,824	-	-	3,991
1.50%	19,486	28,329	2,422	57	16,836	118	-	31,539
1.55%	25,986	-	1,102	-	6,934	3,317	-	8,323
1.60%	44,788	7,140	1,083	-	14,333	516	-	20,267
1.65%	25,486	18,367	646	66	16,131	-	-	19,903
1.70%	3,032	-	406	-	1,897	-	-	31
1.75%	21,452	8,977	596	-	6,975	-	-	11,275
1.80%	12,333	2,362	239	-	5,469	-	-	3,245
1.85%	3,680	-	-	48	2,138	-	-	4,988
1.90%	93	1,878	-	-	129	-	-	1,052
1.95%	39	13,989	-	-	21,292	-	-	5,931
2.00%	294	97	35	-	64	-	-	3
2.05%	2,718	9,162	37	-	7,932	-	-	4,630
2.10%	2	14,356	-	-	3,080	-	-	10,074
2.15%	213	-	-	-	857	-	-	2,099
2.20%	905	9,734	-	-	8,391	-	-	12,703
2.25%	20,584	-	-	-	3,030	616	1,278	5,157
2.35%	-	164	-	-	-	-	-	291
2.40%	-	-	-	-	-	-	-	-
2.45%	-	2,443	-	-	-	-	-	-
2.50%	-	744	-	-	-	-	-	3,508
2.60%	-	2,635	-	-	10,354	-	-	4,542

	$2,599,235	$120,377	$316,035	$57,316	$555,562	$46,559	$12,113	$624,386

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

0.95%	$612,039	$241,128	$207,999	$327,110	$933,366	$-	$204,526	$-
1.00%	196,975	58,430	46,813	137,078	339,684	-	101,321	-
1.05%	52,706	11,720	10,627	21,687	80,007	-	19,364	-
1.10%	384,918	219,118	125,933	163,243	307,620	133	50,042	-
1.15%	247,928	147,008	64,440	95,594	137,091	13	27,981	-
1.20%	361,139	175,345	98,601	206,646	676,028	-	128,296	-
1.25%	184,779	93,608	45,805	38,275	86,354	-	20,877	30
1.30%	53,770	19,292	14,429	64,381	87,706	-	21,161	-
1.35%	95,520	51,584	28,339	59,903	117,806	-	20,559	-
1.40%	197,424	100,679	49,466	48,481	123,180	-	22,592	-
1.45%	22,217	4,752	5,139	10,641	9,519	-	3,060	-
1.50%	63,298	46,121	34,461	10,001	46,035	-	17,666	-
1.55%	32,236	71,318	15,278	13,775	11,809	-	2,655	-
1.60%	131,735	50,940	30,694	19,447	29,188	-	5,863	-
1.65%	78,084	50,245	31,141	13,821	61,460	-	6,439	-
1.70%	8,415	2,600	5,103	1,929	2,580	-	417	-
1.75%	89,789	26,491	30,544	15,880	32,547	-	1,358	-
1.80%	45,212	12,414	9,540	6,022	18,474	-	3,167	-
1.85%	10,143	8,108	1,515	1,882	3,838	-	684	-
1.90%	6,408	2,611	4,576	496	4,213	-	80	-
1.95%	15,445	25,095	4,991	1,474	9,291	-	815	-
2.00%	4,111	181	1,904	520	922	-	10	-
2.05%	15,251	10,506	10,012	4,469	22,321	-	1,050	-
2.10%	22,303	24,225	16,808	886	6,971	-	-	-
2.15%	7,475	7,014	5,854	216	3,379	-	68	-
2.20%	21,066	19,858	19,814	2,417	5,136	-	690	-
2.25%	81,397	57,915	11,740	5,191	9,765	-	41	-
2.35%	7,104	1,590	312	-	1,157	-	-	-
2.40%	-	994	-	-	-	-	-	-
2.45%	1,303	2,166	1,044	-	427	-	-	-
2.50%	2,454	2,516	3,777	-	-	-	-	-
2.60%	3,233	4,106	5,127	-	2,203	-	-	-

	$3,055,877	$1,549,678	$941,826	$1,271,465	$3,170,077	$146	$660,782	$30

	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2

0.95%	$31,559	$-	$72,709	$-	$25,763	$4,366	$321,934	$-
1.00%	9,442	-	26,500	-	10,830	735	160,236	-
1.05%	3,340	-	2,708	-	1,639	581	23,424	-
1.10%	11,865	-	35,931	-	11,471	1,844	144,616	-
1.15%	11,645	-	31,341	-	9,754	1,207	61,183	-
1.20%	37,191	-	48,294	-	19,347	1,992	174,799	44,340
1.25%	5,137	2,405	11,462	-	3,673	2,379	41,493	-
1.30%	14,881	-	6,633	-	2,678	384	16,026	18,557
1.35%	4,379	-	11,948	-	2,856	668	31,807	13,357
1.40%	3,783	-	13,657	-	5,441	6,842	37,322	7,205
1.45%	237	-	2,209	-	338	214	5,652	145
1.50%	637	1,847	6,111	1,850	1,221	5,519	16,378	765
1.55%	1,217	-	1,795	-	1,910	28	6,881	-
1.60%	2,469	327	10,326	655	7,248	1,403	10,251	32
1.65%	904	1,527	10,285	2,727	962	5,340	18,895	1,969
1.70%	69	-	645	-	155	7	2,112	344
1.75%	1,281	383	5,751	500	1,696	2,542	3,260	223
1.80%	2,085	-	2,902	13	1,566	908	5,117	75
1.85%	783	-	383	-	164	-	854	437
1.90%	-	22	535	266	96	1,004	723	-
1.95%	14	499	2,465	2,697	-	6,385	771	-
2.00%	40	-	413	25	151	213	332	-
2.05%	643	489	2,628	541	8	1,710	3,631	329
2.10%	246	411	1,915	555	-	4,964	220	577
2.15%	-	-	109	-	12	580	215	-
2.20%	802	556	1,926	2,455	1	4,161	3,499	-
2.25%	-	-	3,737	157	4	1,011	4,823	-
2.35%	-	33	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	63	92	34	-	40	-	-
2.50%	-	-	-	-	-	378	-	-
2.60%	-	45	1,807	110	-	4,432	-	-

	$144,649	$8,607	$317,217	$12,585	$108,984	$61,837	$1,096,454	$88,355

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.95%	$178,957	$80,958	$-	$373,105	$-	$391,191	$-	$215,271
1.00%	43,986	30,064	-	116,751	-	151,080	-	91,649
1.05%	8,819	4,557	-	16,712	-	22,177	-	15,513
1.10%	115,784	41,131	-	161,732	-	128,152	-	58,527
1.15%	66,127	18,187	-	70,333	-	64,432	-	31,691
1.20%	167,054	61,072	-	206,868	-	208,616	-	126,647
1.25%	25,657	10,365	-	34,220	-	38,732	-	16,875
1.30%	23,612	9,630	-	26,927	-	36,363	-	31,318
1.35%	37,986	14,318	-	48,681	-	36,512	-	27,761

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.40%	46,674	10,836	-	44,733	-	62,415	-	21,280
1.45%	3,386	1,164	-	6,036	-	5,823	-	3,344
1.50%	12,025	2,024	1,111	14,533	3,704	13,838	6,384	17,660
1.55%	7,654	6,746	-	9,408	-	7,281	-	5,344
1.60%	9,753	5,405	49	21,166	850	13,581	3,505	7,100
1.65%	15,369	3,696	830	13,716	2,996	10,967	4,191	21,765
1.70%	2,121	448	-	2,901	-	1,045	-	2,202
1.75%	3,039	5,041	1,243	14,815	1,578	5,502	1,870	10,986
1.80%	9,656	3,314	-	7,541	63	7,767	2,577	7,634
1.85%	781	343	-	2,557	-	1,062	-	3,753
1.90%	588	33	245	430	732	555	2,872	908
1.95%	90	12	1,808	72	1,775	171	3,333	11,811
2.00%	-	28	26	406	91	141	442	65
2.05%	5,835	1,584	956	3,300	749	2,174	2,620	13,139
2.10%	3	-	1,434	-	2,812	83	3,168	3,069
2.15%	4	161	-	196	-	1	404	4
2.20%	768	1,026	574	1,884	2,273	188	4,343	4,757
2.25%	849	-	-	1	-	17	-	-
2.35%	-	-	-	-	111	-	-	106
2.40%	-	-	-	10	-	-	-	-
2.45%	-	-	-	-	-	-	1,912	693
2.50%	-	-	201	-	229	-	686	-
2.60%	-	-	149	-	911	-	864	668

	$786,577	$312,143	$8,626	$1,199,034	$18,874	$1,209,866	$39,171	$751,540

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB	ALVPGB

0.95%	$47,865	$1,459,475	$-	$12,677	$60,191	$372,329	$-	$-
1.00%	8,758	652,334	-	2,280	38,053	101,957	-	-
1.05%	1,730	116,473	-	731	8,928	15,606	-	-
1.10%	7,510	492,793	-	7,567	26,715	137,778	-	-
1.15%	10,445	264,255	-	3,742	30,131	65,002	-	-
1.20%	40,719	833,303	-	5,674	52,352	167,767	-	-
1.25%	6,851	160,699	-	2,145	11,511	30,149	163	-
1.30%	2,322	133,045	-	1,494	5,296	21,104	-	-
1.35%	5,518	175,293	-	1,235	14,342	44,335	-	-
1.40%	9,023	206,341	-	933	8,095	35,983	-	-
1.45%	91	33,401	-	155	1,336	8,129	-	-
1.50%	533	56,529	38,066	21	5,226	18,051	4,400	2,054
1.55%	597	29,459	-	101	4,208	7,471	-	-
1.60%	562	59,188	9,886	1,214	2,971	22,870	807	934
1.65%	4,058	58,469	29,249	681	8,004	20,309	4,963	10,463
1.70%	88	9,876	-	190	1,635	1,250	-	-
1.75%	-	27,975	15,703	167	2,502	8,772	203	328
1.80%	5	24,764	9,143	72	2,586	8,969	897	673
1.85%	-	4,857	-	-	3,004	2,451	-	-
1.90%	-	2,590	8,316	-	-	1,050	-	211
1.95%	-	1,901	31,989	5	7,110	7,393	3,789	5,408
2.00%	-	950	1,712	-	32	538	-	-
2.05%	24	8,466	11,168	-	741	4,634	3,169	1,897
2.10%	-	39	19,585	-	829	7,145	1,750	1,680
2.15%	-	11	312	-	-	22	280	-
2.20%	5	5,896	18,983	34	121	7,601	3,326	1,166
2.25%	9,616	55,142	-	-	2,291	158	-	-
2.35%	-	-	2,539	-	-	1,169	-	107
2.40%	-	11	-	-	-	16	-	-
2.45%	-	-	1,701	-	-	273	631	-
2.50%	-	-	915	-	-	886	99	-
2.60%	-	-	3,927	-	-	553	416	302

	$156,320	$4,873,535	$203,194	$41,118	$298,210	$1,121,720	$24,893	$25,223

	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.95%	$17,614	$194,951	$-	$230,635	$2,447	$56	$41,283	$-
1.00%	7,232	77,587	-	61,074	108	-	10,717	-
1.05%	221	17,330	-	14,418	-	-	948	-
1.10%	13,913	85,580	-	58,712	11,634	-	13,786	-
1.15%	3,160	40,087	-	35,644	5,508	-	5,921	-
1.20%	12,646	108,673	-	161,038	419	-	29,828	-
1.25%	2,033	19,886	-	21,381	93	-	2,528	3,249
1.30%	1,391	22,186	-	19,211	233	-	4,466	-
1.35%	3,599	24,738	-	40,649	10	-	3,547	-
1.40%	3,670	28,503	-	28,021	21	-	4,508	-
1.45%	261	2,425	-	428	-	-	207	-
1.50%	6,554	7,876	3,582	11,542	-	-	975	-
1.55%	2,784	7,851	-	8,706	-	-	1,208	-
1.60%	1,617	8,113	398	9,867	-	268	2,381	-
1.65%	9,129	10,695	2,851	6,158	3	1	389	-
1.70%	608	192	-	345	-	-	834	-
1.75%	2,096	5,467	1,112	5,508	177	2,148	190	-
1.80%	2,364	8,478	520	5,828	-	-	356	-
1.85%	2,696	792	-	2,077	-	-	923	-
1.90%	2,485	25	517	2,131	-	-	-	-
1.95%	16,965	76	1,079	2,908	-	-	1,359	-
2.00%	24	107	82	120	-	-	-	-
2.05%	3,000	3,214	1,667	794	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.10%	3,875	243	8,443	1,471	-	-	100	-
2.15%	-	29	366	3,017	-	-	-	-
2.20%	4,506	106	1,894	2,262	-	-	484	-
2.25%	14,472	9	-	22,520	-	-	-	5,606
2.35%	413	-	952	209	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	362	-	-	453	-	-	-	-
2.50%	162	-	99	-	-	-	-	-
2.60%	710	-	475	59	-	-	-	-

	$140,562	$675,219	$24,037	$757,186	$20,653	$2,473	$126,938	$8,855

	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S

0.95%	$-	$2,279	$73,708	$199,750	$-	$101	$576	$-
1.00%	-	20	27,068	87,357	-	-	-	-
1.05%	-	-	2,466	24,029	-	-	-	-
1.10%	-	13,793	38,077	78,602	-	281	78	-
1.15%	-	6,818	21,407	39,509	-	-	11	-
1.20%	-	718	45,403	116,945	-	-	-	-
1.25%	-	364	13,564	18,206	-	51	-	-
1.30%	-	512	7,522	21,076	-	-	-	-
1.35%	-	-	19,073	22,369	-	-	-	-
1.40%	-	-	13,384	29,851	-	112	345	-
1.45%	-	-	3,258	2,957	-	-	-	-
1.50%	-	-	1,326	8,016	3,071	-	-	682
1.55%	-	-	2,328	4,769	-	278	141	-
1.60%	-	-	6,114	6,080	3,207	-	-	1,440
1.65%	-	15	2,047	6,438	4,826	-	-	304
1.70%	-	-	972	1,562	-	-	-	-
1.75%	4,264	-	6,428	1,139	1,899	-	-	-
1.80%	-	-	439	3,780	354	-	-	143
1.85%	-	-	606	116	-	-	-	-
1.90%	-	-	517	7	36	-	-	-
1.95%	-	-	87	-	2,283	-	-	1,505
2.00%	-	-	-	237	42	-	-	-
2.05%	-	-	1,249	2,135	2,630	-	-	2,030
2.10%	-	-	-	214	5,650	-	-	2,122
2.15%	-	-	-	-	-	-	-	133
2.20%	-	-	973	176	1,077	-	-	1,890
2.25%	-	-	9	2,660	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	1,635	-	-	-
2.50%	-	-	-	-	120	-	-	-
2.60%	-	-	-	-	670	-	-	159

	$4,264	$24,519	$288,025	$677,980	$27,500	$823	$1,151	$10,408

	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS

0.95%	$-	$373,996	$-	$-	$12,627	$81,856	$760,314
1.00%	-	97,290	-	-	1,159	38,766	347,936
1.05%	-	25,037	-	-	-	5,289	73,103
1.10%	-	175,527	-	-	83,334	36,384	334,944
1.15%	-	106,701	-	-	32,426	13,677	148,944
1.20%	-	241,523	-	-	3,689	62,247	432,814
1.25%	-	45,036	-	-	1,674	9,645	75,195
1.30%	-	57,207	-	-	3,203	8,580	72,916
1.35%	-	82,192	-	-	39	18,206	101,768
1.40%	-	75,704	-	-	-	14,524	115,925
1.45%	-	9,961	-	-	-	1,832	10,356
1.50%	6,028	11,624	13,588	3,368	-	3,598	27,413
1.55%	-	18,783	-	-	-	4,489	20,139
1.60%	2,102	38,021	4,439	271	-	4,694	41,111
1.65%	5,947	22,055	16,527	2,217	-	2,345	33,206
1.70%	-	2,844	-	-	-	1,278	5,711
1.75%	3,612	33,626	5,389	2,659	-	3,296	18,698
1.80%	778	13,394	728	1,163	-	7,311	13,847
1.85%	-	4,757	-	-	-	2,690	4,339
1.90%	-	-	1,938	-	-	90	599
1.95%	4,504	50	16,050	1,425	-	5,372	3,526
2.00%	434	547	456	51	-	173	409
2.05%	8,526	1,659	13,650	1,620	-	101	6,207
2.10%	6,634	-	8,737	2,099	-	319	176
2.15%	1,021	81	5,188	-	-	1	7
2.20%	2,106	253	4,510	1,242	-	54	1,046
2.25%	-	1,731	-	-	-	-	15,376
2.35%	432	-	467	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	864	-	432	-	-	-	-
2.50%	138	-	230	-	-	-	-
2.60%	462	-	3,231	857	-	-	-

	$43,588	$1,439,599	$95,560	$16,972	$138,151	$326,817	$2,666,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS

0.95%	$-	$23,410	$-	$25,470	$-	$10,530	$-	$746
1.00%	-	12,815	-	13,319	-	19,394	-	27
1.05%	-	1,509	-	1,720	-	592	-	-
1.10%	-	13,955	-	18,609	-	14,085	-	5,860
1.15%	-	6,231	-	2,469	-	5,315	-	1,154
1.20%	-	21,821	-	18,104	-	8,605	-	52
1.25%	-	522	183	2,724	692	1,568	2,424	3
1.30%	-	10,563	-	638	-	856	-	-
1.35%	-	1,982	-	1,203	-	1,616	-	-
1.40%	-	3,000	-	1,898	-	694	-	-
1.45%	-	99	-	517	-	-	-	-
1.50%	22,566	958	-	2,936	-	-	-	-
1.55%	-	1,096	-	1,131	-	26	-	-
1.60%	4,205	357	-	1,162	-	17	-	-
1.65%	16,522	7,835	-	365	-	24	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	5,970	1,831	-	-	-	-	-	-
1.80%	5,810	123	-	2,711	-	5	-	-
1.85%	-	-	-	557	-	-	-	-
1.90%	7,196	-	-	-	-	-	-	-
1.95%	10,859	-	-	975	-	-	-	-
2.00%	847	-	-	-	-	-	-	-
2.05%	5,771	-	-	796	-	-	-	-
2.10%	12,204	-	-	-	-	-	-	-
2.15%	-	1	-	-	-	-	-	-
2.20%	8,862	-	-	-	-	-	-	-
2.25%	-	-	1,075	-	2,086	-	2,320	-
2.35%	434	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	970	-	-	-	-	-	-	-
2.50%	111	-	-	-	-	-	-	-
2.60%	5,279	-	-	-	-	-	-	-

	$107,606	$108,108	$1,258	$97,304	$2,778	$63,327	$4,744	$7,842

	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS

0.95%	$569,669	$-	$179,675	$132,790	$233,202	$148,300	$-	$68,241
1.00%	316,258	-	85,905	35,820	61,350	55,750	-	40,035
1.05%	60,517	-	23,307	8,474	13,676	6,144	-	8,733
1.10%	206,700	-	65,826	32,835	60,712	68,328	-	11,439
1.15%	81,755	-	28,655	19,701	40,231	28,367	-	6,033
1.20%	331,956	-	90,903	270,448	171,407	92,384	-	40,507
1.25%	57,646	-	13,546	6,375	17,979	12,157	6,748	6,050
1.30%	62,962	-	20,529	18,860	27,229	13,705	-	5,897
1.35%	52,255	-	19,611	18,970	23,453	21,878	-	2,625
1.40%	52,323	-	14,905	12,843	32,699	22,571	-	2,842
1.45%	6,339	-	1,103	2,229	1,962	4,456	-	1,285
1.50%	24,374	9,679	6,696	2,792	7,949	3,294	16,509	1,955
1.55%	18,486	-	4,360	2,591	5,071	3,526	-	532
1.60%	10,754	2,530	3,819	3,345	7,845	7,928	6,373	264
1.65%	17,911	7,810	4,916	1,915	4,982	15,694	21,944	1,520
1.70%	3,930	-	106	542	1,706	564	-	88
1.75%	10,036	4,104	5,033	863	10,745	1,039	6,420	306
1.80%	7,387	347	2,268	336	3,693	1,689	2,033	196
1.85%	5,108	-	249	326	258	2,019	-	6
1.90%	415	757	-	-	1,246	597	2,877	-
1.95%	6,084	3,245	8	-	95	4,863	14,009	-
2.00%	247	345	-	11	-	107	3,255	-
2.05%	2,478	3,598	42	3	866	2,665	10,074	851
2.10%	382	5,132	3	-	735	310	17,436	-
2.15%	31	-	-	-	-	14	52	-
2.20%	420	7,306	1,422	178	157	1,075	4,730	686
2.25%	3,218	-	-	-	25,544	9	19,497	-
2.35%	-	-	-	-	-	-	569	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	1,321	-	-	-	-	3,117	-
2.50%	-	117	-	-	-	-	1,404	-
2.60%	-	1,710	-	-	-	-	1,642	-

	$1,909,641	$48,001	$572,887	$572,247	$754,792	$519,433	$138,689	$200,091

	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2

0.95%	$-	$93,799	$41,757	$120,544	$-	$64,830	$28,702	$-
1.00%	-	31,952	15,692	51,883	-	17,895	14,605	-
1.05%	-	7,431	2,830	12,447	-	2,055	1,200	-
1.10%	-	41,970	17,086	51,236	-	20,366	11,351	-
1.15%	-	19,875	10,214	27,095	-	10,847	4,739	-
1.20%	-	77,874	24,554	132,165	-	39,761	22,037	-
1.25%	-	11,727	5,301	16,900	6,492	11,819	5,937	363
1.30%	-	11,456	4,252	45,055	-	3,296	2,765	-
1.35%	-	13,838	8,592	60,022	-	5,644	7,400	-
1.40%	-	28,459	5,403	24,878	-	6,221	6,214	-
1.45%	-	2,024	909	10,121	-	2,205	2,928	-
1.50%	7,445	3,621	245	6,038	-	867	1,263	-
1.55%	-	2,852	56	2,898	-	1,301	1,592	-
1.60%	6,165	2,939	5,302	5,253	-	3,486	6,952	-
1.65%	15,523	3,889	1,597	26,922	-	1,430	492	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.70%	-	420	287	1,900	-	34	-	-
1.75%	3,424	2,657	1,796	3,665	-	825	1,426	-
1.80%	1,206	2,407	467	6,184	-	821	74	-
1.85%	-	1,153	381	3,447	-	242	101	-
1.90%	2,186	-	-	-	-	-	82	-
1.95%	10,593	66	2	5,681	-	20	81	-
2.00%	1,012	154	-	354	-	-	206	-
2.05%	3,230	504	403	97	-	-	1,417	-
2.10%	5,256	230	-	316	-	-	-	-
2.15%	151	1	-	-	-	-	1	-
2.20%	6,681	523	-	63	-	5	4	-
2.25%	-	-	752	8,027	3,901	-	-	-
2.35%	60	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,610	-	-	-	-	-	-	-
2.50%	299	-	-	-	-	-	-	-
2.60%	1,072	-	-	-	-	-	-	-

	$65,913	$361,821	$147,878	$623,191	$10,393	$193,970	$121,569	$363

	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMRS

0.95%	$23,812	$192,950	$11,472	$59,534	$-	$14	$-	$-
1.00%	11,834	63,527	4,990	22,601	-	-	-	-
1.05%	1,535	11,306	431	6,381	-	-	-	-
1.10%	7,745	58,404	3,803	30,199	-	-	2	-
1.15%	4,496	31,254	1,056	25,939	-	-	-	-
1.20%	12,132	129,092	7,466	74,638	-	83	-	-
1.25%	6,286	17,295	1,871	12,523	-	235	-	43
1.30%	13,008	33,457	2,816	12,653	-	-	-	-
1.35%	3,860	30,131	3,635	14,014	-	-	-	-
1.40%	10,831	33,593	2,374	7,946	-	-	-	-
1.45%	275	3,818	531	572	-	-	-	-
1.50%	606	4,876	221	4,924	-	-	-	-
1.55%	487	9,966	404	989	-	-	-	-
1.60%	2,425	5,755	5,357	3,303	522	1,394	421	-
1.65%	364	13,650	441	8,225	-	385	-	-
1.70%	85	4,297	85	41	-	-	-	-
1.75%	1,180	5,765	-	4,319	2,916	3,941	550	-
1.80%	73	3,193	120	2,703	-	-	-	-
1.85%	327	6,167	328	69	-	-	-	-
1.90%	-	-	-	137	-	-	-	-
1.95%	1,096	15,408	1,177	4,171	-	-	-	-
2.00%	-	-	-	695	-	-	-	-
2.05%	-	190	71	424	-	-	-	-
2.10%	38	1,167	38	6,351	-	-	-	-
2.15%	1	-	-	15	-	-	-	-
2.20%	3	125	3	1,523	-	-	-	-
2.25%	-	-	-	5,615	-	-	-	-
2.35%	-	-	-	68	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	125	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$102,499	$675,386	$48,690	$310,697	$3,438	$6,052	$973	$43

	AMFAS	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVHI3

0.95%	$5,303	$26,284	$3,766	$273,568	$162,610	$-	$7,841
1.00%	1,787	17,219	231	64,343	43,929	-	2,397
1.05%	-	5,080	-	13,753	6,033	-	152
1.10%	1,789	10,272	17,373	116,515	92,354	-	1,921
1.15%	220	2,585	11,743	59,858	41,376	-	1,117
1.20%	1,432	35,506	617	195,561	130,904	-	3,498
1.25%	514	1,555	589	32,565	19,665	-	233
1.30%	581	743	364	29,016	17,236	-	198
1.35%	3,565	643	102	39,797	39,267	-	1,337
1.40%	391	1,546	-	55,377	37,299	-	3,014
1.45%	-	17	-	3,345	2,191	-	518
1.50%	1,467	23	-	18,049	8,272	7,280	98
1.55%	-	380	-	5,288	7,701	-	-
1.60%	1,216	1,220	-	22,064	15,267	2,401	-
1.65%	1,146	486	-	20,568	15,342	4,603	-
1.70%	-	411	-	1,915	601	-	102
1.75%	1,168	1,005	-	12,417	7,650	3,292	79
1.80%	-	28	-	7,580	10,173	4,001	123
1.85%	-	-	-	1,493	672	-	11
1.90%	1,409	251	-	5,016	763	786	-
1.95%	768	-	-	7,110	62	5,708	-
2.00%	324	-	-	1,628	1,751	-	-
2.05%	1,254	103	-	10,880	543	2,644	-
2.10%	144	360	-	5,709	612	3,362	-
2.15%	285	-	-	575	-	989	-
2.20%	293	-	-	8,716	420	3,906	9
2.25%	-	785	4	1	18	-	-
2.35%	-	-	-	183	-	915	-
2.40%	-	-	-	-	11	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.45%	210	216	-	-	1,734	-	204	-
2.50%	-	-	-	-	679	-	-	-
2.60%	134	-	-	-	2,201	-	193	-

	$25,400	$106,718	$7	$34,789	$1,017,504	$662,722	$40,284	$22,648

	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSBS

0.95%	$215	$-	$324,142	$-	$26,062	$-	$193,190	$-
1.00%	65	-	167,456	-	13,151	-	104,993	-
1.05%	-	-	22,793	-	1,496	-	16,382	-
1.10%	263	-	131,225	-	20,547	-	95,165	-
1.15%	47	-	70,064	-	1,848	-	43,985	-
1.20%	77	-	190,402	-	13,531	-	119,219	-
1.25%	15	317	38,425	-	4,787	2,290	28,767	-
1.30%	122	-	31,084	-	1,085	-	18,988	-
1.35%	-	-	53,874	-	4,972	-	21,974	-
1.40%	30	-	47,514	-	1,812	-	26,909	-
1.45%	-	-	8,999	-	68	-	4,381	-
1.50%	86	-	16,105	9,357	1,818	-	6,886	10,583
1.55%	137	-	7,591	-	1,935	-	2,071	-
1.60%	-	-	7,909	3,129	410	-	6,211	5,272
1.65%	-	-	17,777	12,727	900	-	9,670	22,458
1.70%	-	-	1,571	-	313	-	910	-
1.75%	-	-	10,082	4,899	838	-	1,724	3,812
1.80%	-	-	10,364	1,036	129	-	3,208	441
1.85%	-	-	1,084	-	302	-	669	-
1.90%	-	-	777	1,352	-	-	1,061	1,514
1.95%	-	-	74	3,018	-	-	98	12,038
2.00%	-	-	215	170	-	-	-	81
2.05%	-	-	413	2,241	-	-	70	3,701
2.10%	-	-	-	6,048	-	-	-	6,145
2.15%	-	-	-	-	30	-	-	-
2.20%	-	-	893	2,621	-	-	813	4,490
2.25%	-	-	3,825	-	-	-	11	-
2.35%	-	-	-	552	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	624	-	-	-	1,780
2.50%	-	-	-	-	-	-	-	1,340
2.60%	-	-	-	723	-	-	-	855

	$1,057	$317	$1,164,658	$48,497	$96,034	$2,290	$707,355	$74,510

	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2

0.95%	$29,552	$104,310	$1,570	$5,278	$8,820	$-	$-	$-
1.00%	10,438	42,592	56	163	4,271	-	-	-
1.05%	1,567	11,765	-	-	33	-	-	-
1.10%	7,915	34,514	5,695	17,947	4,930	-	-	-
1.15%	3,234	23,037	2,368	6,262	3,464	-	-	-
1.20%	18,279	112,891	83	154	1,129	-	-	-
1.25%	1,315	5,423	339	465	69	140	-	-
1.30%	15,789	13,654	493	172	50	-	-	-
1.35%	2,596	12,025	-	-	238	-	-	-
1.40%	8,578	15,365	-	-	583	-	-	-
1.45%	561	795	-	-	1,356	-	-	-
1.50%	176	3,291	-	-	513	-	3,179	19,338
1.55%	1,435	5,325	-	-	900	-	-	-
1.60%	319	11,937	-	-	135	-	1,577	6,718
1.65%	223	3,436	-	-	43	-	1,523	21,446
1.70%	786	986	-	-	428	-	-	-
1.75%	96	2,699	-	-	289	-	1,286	8,363
1.80%	76	4,436	-	-	-	-	1,246	2,679
1.85%	875	1,267	-	-	483	-	-	-
1.90%	-	52	-	-	-	-	2,022	7,599
1.95%	2,961	1,866	-	-	1,629	-	4,619	20,557
2.00%	-	-	-	-	-	-	725	899
2.05%	-	-	-	-	-	-	3,039	5,242
2.10%	283	73	-	-	201	-	1,926	13,768
2.15%	-	-	-	-	-	-	677	2,532
2.20%	7	3,611	-	-	-	-	2,137	8,343
2.25%	-	4,732	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	303
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	618	1,446
2.50%	-	-	-	-	-	-	81	614
2.60%	-	-	-	-	-	-	303	4,142

	$107,061	$420,082	$10,604	$30,441	$29,564	$140	$24,958	$123,989

	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2	IVKEI1	IVHS

0.95%	$-	$63	$656	$4,114	$146	$-	$675	$31
1.00%	-	-	285	1,400	-	-	-	-
1.05%	-	-	-	62	-	-	-	-
1.10%	-	56	538	1,805	258	-	682	972
1.15%	-	347	859	155	-	-	153	61
1.20%	-	-	2,538	3,338	-	-	-	14
1.25%	873	-	408	1,433	-	-	112	96

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.30%	-	58	70	28	-	-	35	-
1.35%	-	-	170	2,411	85	-	17	-
1.40%	-	55	153	988	1,729	-	-	-
1.45%	-	-	-	-	256	-	-	-
1.50%	-	-	2,394	1,431	-	1,571	-	-
1.55%	-	-	40	26	1,762	-	138	-
1.60%	-	132	516	-	-	859	-	-
1.65%	-	-	1,705	900	-	730	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	730	101	-	862	-	-
1.80%	-	-	284	117	-	153	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	79	68	-	879	-	-
1.95%	-	-	1,536	190	-	2,969	-	-
2.00%	-	-	-	34	-	-	-	-
2.05%	-	-	453	738	-	1,806	-	-
2.10%	-	-	377	116	-	2,596	-	-
2.15%	-	-	543	165	-	16	-	-
2.20%	-	-	2,182	340	-	318	-	-
2.25%	-	-	270	304	-	-	-	-
2.35%	-	-	245	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	325	161	-	1,398	-	-
2.50%	-	-	-	189	-	119	-	-
2.60%	-	-	100	-	-	376	-	-

	$873	$711	$17,456	$20,614	$4,236	$14,652	$1,812	$1,174

	IVRE	VYDS	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP

0.95%	$269	$2,651	$237	$-	$162	$18	$1,626	$477
1.00%	5	8,026	66	-	-	-	102	10
1.05%	-	317	-	-	-	-	-	-
1.10%	2,459	13,581	7,008	1,529	1,006	708	5,982	2,940
1.15%	1,032	1,966	3,524	770	189	418	1,090	478
1.20%	6	8,865	175	109	-	30	750	3
1.25%	94	1,627	45	-	166	58	-	-
1.30%	64	3,203	18	268	65	52	32	158
1.35%	-	430	-	-	-	-	-	-
1.40%	-	791	-	-	-	-	-	-
1.45%	-	118	-	-	-	-	-	-
1.50%	-	503	-	-	-	-	-	-
1.55%	-	522	-	-	-	-	-	-
1.60%	-	2,365	-	-	-	-	-	-
1.65%	-	149	-	-	-	-	-	-
1.70%	-	715	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$3,929	$45,829	$11,073	$2,676	$1,588	$1,284	$9,582	$4,066

	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWEMR	VWEM

0.95%	$762	$1,786	$57	$-	$20,655	$55,315	$65,181
1.00%	22	115	-	-	6,847	24,780	22,051
1.05%	-	-	-	-	1,669	5,347	4,535
1.10%	6,227	13,273	996	177	3,477	14,358	16,861
1.15%	3,694	7,900	82	1	1,174	5,100	8,727
1.20%	332	795	-	-	8,283	53,677	32,382
1.25%	83	827	-	71	745	3,024	4,076
1.30%	256	145	-	-	1,626	14,911	5,906
1.35%	-	-	-	-	1,956	5,727	3,748
1.40%	-	-	-	-	3,279	5,627	2,177
1.45%	-	-	-	-	2	556	966
1.50%	-	-	-	-	131	870	5,321
1.55%	-	-	-	-	372	1,594	689
1.60%	-	-	-	-	834	589	598
1.65%	-	-	-	-	1,033	855	873
1.70%	-	-	-	-	-	10	160
1.75%	-	-	-	-	1,164	1,165	126
1.80%	-	-	-	-	160	672	288
1.85%	-	-	-	-	20	19	18
1.90%	-	-	-	-	11	34	-
1.95%	-	-	-	-	732	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.00%	-	-	-	-	-	-	-
2.05%	-	-	-	-	516	346	685
2.10%	-	-	-	-	130	-	-
2.15%	-	-	-	-	-	-	-
2.20%	-	-	-	-	168	-	617
2.25%	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-
2.60%	-	-	-	-	5	-	-

	$11,376	$24,841	$1,135	$249	$54,989	$194,576	$175,985

	VWHAR	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG

0.95%	$141,939	$66,325	$621,198	$172,248	$343,959	$404,612	$70,609	$31,049
1.00%	69,309	18,940	47,384	5,456	13,641	16,063	1,546	769
1.05%	12,736	4,009	10,919	1,613	3,491	3,659	104	37
1.10%	39,285	17,444	783,850	193,424	354,770	466,987	70,554	51,333
1.15%	22,056	7,319	342,522	95,957	158,353	189,594	35,650	21,693
1.20%	106,866	27,356	106,906	6,969	13,167	14,348	2,250	2,021
1.25%	9,976	1,876	53,843	11,946	24,062	23,614	3,805	2,752
1.30%	22,126	2,965	19,424	3,255	4,021	2,340	740	25
1.35%	16,679	7,408	44,221	8,134	9,926	19,895	4,382	1,374
1.40%	16,825	7,015	166,218	31,793	85,585	64,837	10,976	2,935
1.45%	2,102	-	61,899	12,778	21,875	32,498	5,154	1,162
1.50%	4,736	-	25,366	2,867	10,515	17,865	1,756	242
1.55%	4,435	-	106,763	14,340	32,329	47,222	9,962	7,264
1.60%	3,089	1,217	57,439	13,083	33,198	31,156	8,135	1,514
1.65%	4,026	28	23,684	7,584	11,953	17,896	1,698	847
1.70%	648	42	3,997	742	1,065	185	591	114
1.75%	3,224	-	3,776	1,172	2,233	1,740	-	-
1.80%	5,496	286	8,243	1,577	3,308	3,820	538	1,016
1.85%	2,208	26	6,768	2,090	960	3,414	107	120
1.90%	113	-	130	22	334	215	-	-
1.95%	4,387	-	20,214	1,207	890	1,214	-	-
2.00%	-	-	3,738	324	7,581	1,957	308	279
2.05%	3,377	237	877	4	46	111	11	84
2.10%	408	-	211	39	58	65	-	319
2.15%	-	-	-	80	493	-	-	-
2.20%	1,418	32	688	-	-	-	-	-
2.25%	175	-	224	34	3,184	2,373	9	1
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	5	-	-	-	-	-	-	-

	$497,644	$162,525	$2,520,502	$588,738	$1,140,997	$1,367,680	$228,885	$126,950

	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC

0.95%	$4,566	$92,568	$424,305	$253,554	$130,668	$57,990	$1,993	$14,677
1.00%	830	1,556	15,036	9,808	2,907	1,012	95	127
1.05%	-	419	2,566	1,536	1,852	55	-	149
1.10%	728	137,725	454,590	306,185	151,938	69,732	5,091	19,182
1.15%	977	47,188	199,017	144,582	52,945	27,805	615	8,164
1.20%	112	6,001	17,627	9,373	6,850	2,543	22	1,546
1.25%	-	5,826	24,826	19,059	5,987	2,964	132	884
1.30%	14	1,098	4,809	2,888	160	298	25	461
1.35%	-	4,378	20,039	8,787	3,793	2,070	317	1,059
1.40%	197	35,440	78,363	46,040	21,703	11,068	512	2,907
1.45%	294	9,156	43,540	14,293	6,037	1,044	27	383
1.50%	169	1,940	22,974	8,924	12,459	1,685	134	87
1.55%	247	34,938	44,248	26,978	16,359	9,325	48	1,013
1.60%	-	8,284	35,080	24,366	7,316	1,829	112	764
1.65%	1	1,831	27,116	3,681	3,176	734	-	14
1.70%	-	515	1,242	692	611	142	-	22
1.75%	-	114	2,181	56	-	72	-	37
1.80%	-	2,143	3,952	2,361	1,059	585	-	-
1.85%	-	2,562	3,858	952	1,372	441	-	1,810
1.90%	-	7	317	113	119	-	-	-
1.95%	-	3,351	1,880	390	2,771	-	-	-
2.00%	-	1,411	1,519	510	2,567	247	-	287
2.05%	-	6	59	15	4	4	-	-
2.10%	-	54	36	-	-	-	-	-
2.15%	-	-	102	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	9	1,775	1,621	17	4,040	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$8,144	$400,286	$1,430,903	$885,160	$436,693	$191,645	$9,123	$53,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF

0.95%	$51,925	$91,452	$23,896	$240,204	$224,129	$22,780	$155,074	$3
1.00%	788	4,165	1,148	5,033	6,057	1,629	986	-
1.05%	437	2,792	33	1,003	1,583	317	831	-
1.10%	62,479	76,244	45,822	305,408	248,972	37,922	212,716	-
1.15%	23,774	62,672	12,206	112,627	105,781	12,643	104,263	-
1.20%	2,987	1,990	1,743	12,127	10,250	1,166	6,231	242
1.25%	3,628	5,534	1,673	10,506	14,212	2,166	8,752	-
1.30%	1,194	2,357	43	2,686	946	281	1,067	-
1.35%	1,817	4,701	3,247	14,133	12,016	2,110	9,602	-
1.40%	12,252	14,998	7,769	52,133	41,612	3,908	36,361	-
1.45%	2,732	6,528	440	7,506	4,738	1,173	22,188	-
1.50%	1,676	6,259	880	9,314	11,776	514	8,069	-
1.55%	6,668	9,105	6,667	39,351	22,233	2,684	18,159	-
1.60%	4,543	14,954	1,955	18,525	11,953	1,743	23,852	1,200
1.65%	3,491	1,144	587	5,955	6,452	437	12,584	16
1.70%	534	358	95	367	509	253	592	-
1.75%	65	-	-	430	209	-	1,014	3,088
1.80%	520	5,810	314	3,280	3,207	37	1,591	-
1.85%	1,235	186	592	2,618	3,375	698	2,571	-
1.90%	5	47	-	104	113	-	146	-
1.95%	71	885	-	2,464	937	-	2,032	-
2.00%	1,000	2,553	37	1,441	981	325	2,258	-
2.05%	4	-	2	6	4	4	27	-
2.10%	-	-	-	64	35	-	51	-
2.15%	-	-	-	58	-	-	74	-
2.20%	-	-	-	-	-	-	-	-
2.25%	862	2,180	100	67	996	-	809	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$184,687	$316,914	$109,249	$847,410	$733,076	$92,790	$631,900	$4,549

	WFVSCG	NVAGF3	CSIEF3	GEF	GEF3	WSCP	AVB

0.95%	$33,241	$1,065	$5,033	$12,603	$7,867	$16,700	$234
1.00%	8,228	422	1,670	6,802	2,514	6,550	-
1.05%	2,476	228	398	1,701	714	4,152	-
1.10%	4,799	263	325	2,813	3,727	707	374
1.15%	3,133	263	1	375	1,525	332	107
1.20%	20,997	1,545	594	4,501	4,448	7,950	-
1.25%	2,533	149	-	1,576	757	950	33
1.30%	1,233	138	-	1,859	1,185	1,350	14
1.35%	3,722	51	15	426	1,248	143	9
1.40%	2,785	234	-	699	829	149	1
1.45%	2	49	-	83	231	40	-
1.50%	1,983	170	-	296	7	-	-
1.55%	1,210	16	-	65	235	7	83
1.60%	515	-	4	142	677	-	-
1.65%	8,784	-	-	303	102	-	-
1.70%	246	2	-	12	45	9	-
1.75%	-	-	1	-	190	-	-
1.80%	27	-	-	437	129	-	-
1.85%	-	-	-	7	86	6	-
1.90%	87	-	-	-	-	-	-
1.95%	2	-	-	-	35	-	-
2.00%	-	-	-	-	-	-	-
2.05%	2,020	-	-	35	119	-	-
2.10%	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-
2.20%	-	-	-	38	21	-	-
2.25%	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-

	$98,023	$4,595	$8,041	$34,773	$26,691	$39,045	$855

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $57,410,587 and $82,578,286, respectively, and total transfers from the Account to the fixed account were $164,303,670 and $156,242,720, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

For contracts with the Extra Value option, the Company contributed $110 and $908 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $11,966,193 and $19,125,930 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$6,061,634,298	$0	$0	$6,061,634,298

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)	$10,516	$181,004
Sterling Capital Select Equity VIF (BBGI)	140,210	596,676
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	14,485,618	4,365,746
Stock Index Fund, Inc. - Initial Shares (DSIF)	24,523,778	76,674,177
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	2,114,116	7,971,928
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	640	14,877
VA International Equity Fund (HVIE)	238,155	166,558
VA Situs Fund (HVSIT)	1,386,969	930,055
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,499,320	2,854,969
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	8,346	39,252
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	4,937,900	33,669,545
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	6,439,161	10,469,336
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	61,542	3,336,773
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	2,158,891	35,247,369
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,191,440	13,409,964
Investors Growth Stock Series - Service Class (MIGSC)	1,279	19,632
Mid Cap Growth Series - Service Class (MMCGSC)	2,738	415,244
New Discovery Series - Service Class (MNDSC)	167,442	466,850
Value Series - Service Class (MVFSC)	12,547,501	15,825,294
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	5,116,934	928,679
Core Plus Fixed Income Portfolio - Class I (MSVFI)	69,473,351	69,998,761
Core Plus Fixed Income Portfolio - Class II (MSVF2)	32,616	81,977
Emerging Markets Debt Portfolio - Class I (MSEM)	791,455	2,674,982
Mid Cap Growth Portfolio - Class I (MSVMG)	186	22,295
U.S. Real Estate Portfolio - Class I (MSVRE)	33,774	238,618
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	4,487,408	40,017,348
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	151,351	910,620
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,386,279	6,758,682
American Funds NVIT Bond Fund - Class II (GVABD2)	2,277,179	7,678,867
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,565,783	7,079,706
American Funds NVIT Growth Fund - Class II (GVAGR2)	5,888,431	9,318,263
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	2,260,082	2,836,617
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,615,496	7,812,357
Federated NVIT High Income Bond Fund - Class III (HIBF3)	12,786,078	16,899,081
NVIT Emerging Markets Fund - Class I (GEM)	76,017	510,861
NVIT Emerging Markets Fund - Class III (GEM3)	2,378,684	16,292,020
NVIT Emerging Markets Fund - Class VI (GEM6)	55,724	271,972
NVIT International Equity Fund - Class I (GIG)	7,061,369	1,431,111
NVIT International Equity Fund - Class III (GIG3)	5,604,649	7,091,914
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	56,081	11,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,892,113	17,822,951
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	2,440,887	1,748,123
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	852	2,600
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	612,450	373,335
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,159,518	4,600,276
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,220,804	1,263,657
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	7,936,444	7,023,135
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	5,742,577	6,328,357
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	2,606,575	2,368,531
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	2,161,220	1,702,488
NVIT Core Bond Fund - Class I (NVCBD1)	3,746,539	3,000,741
NVIT Core Bond Fund - Class II (NVCBD2)	188,549	98,725
NVIT Core Plus Bond Fund - Class II (NVLCP2)	4,806,422	2,738,704
NVIT Fund - Class I (TRF)	1,542,818	21,940,499
NVIT Fund - Class II (TRF2)	5,697	152,853
NVIT Government Bond Fund - Class I (GBF)	20,874,773	65,721,558
NVIT Government Bond Fund - Class II (GBF2)	262,356	2,608,823
American Century NVIT Growth Fund - Class I (CAF)	3,059,367	6,107,276
NVIT International Index Fund - Class VIII (GVIX8)	5,419,822	1,978,450
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,553,113	12,001,191
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,495,691	1,040,990
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	168,427	234,718
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	6,580,968	13,677,553
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,953,877	57,144,189
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,633,453	30,939,223
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,980,941	17,880,447
NVIT Mid Cap Index Fund - Class I (MCIF)	6,354,334	26,940,754
NVIT Money Market Fund - Class I (SAM)	155,153,493	178,953,316
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,500	1,883
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	1,325,751	11,256,314
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	51	241
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	823,547	3,693,760
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	17,955	117,566
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,902,407	8,821,728
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	13	338,178
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,930,254	3,350,364
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	164,299	1,147,515
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	2,147,808	25,319,393
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	350,916	2,251,340
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,216,870	15,704,392
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,484,359	9,578,042
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	14,028	147,196
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	953,105	24,405,301
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	18,128	413,581
NVIT Multi-Manager Small Company Fund - Class I (SCF)	714,441	24,171,004
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	89,187	974,577
NVIT Multi-Sector Bond Fund - Class I (MSBF)	7,581,196	18,041,705
NVIT Short Term Bond Fund - Class II (NVSTB2)	4,153,342	9,132,090
NVIT Large Cap Growth Fund - Class I (NVOLG1)	5,022,419	116,789,339
NVIT Large Cap Growth Fund - Class II (NVOLG2)	146,886	3,382,593
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,330,071	1,421,750
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	3,282,463	7,236,636
NVIT Real Estate Fund - Class I (NVRE1)	4,216,653	21,228,647
VPS Growth and Income Portfolio - Class B (ALVGIB)	46,032	285,980
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	11,928	528,720
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	2,771,828	4,328,852
VP Income & Growth Fund - Class I (ACVIG)	1,937,841	12,966,624
VP Income & Growth Fund - Class II (ACVIG2)	33,206	505,142
VP Inflation Protection Fund - Class II (ACVIP2)	20,731,080	17,549,313
VP International Fund - Class I (ACVI)	173,194	492,029
VP International Fund - Class III (ACVI3)	5,123	20,133
VP Mid Cap Value Fund - Class I (ACVMV1)	4,758,007	3,857,518
VP Mid Cap Value Fund - Class II (ACVMV2)	26,004	82,736
VP Ultra(R) Fund - Class I (ACVU1)	-	13,427
VP Value Fund - Class I (ACVV)	188,911	364,397
VP Value Fund - Class II (ACVV2)	2	414
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,556,777	7,187,739
Appreciation Portfolio - Initial Shares (DCAP)	8,918,958	9,908,181
Appreciation Portfolio - Service Shares (DCAPS)	312,492	668,774
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	35,061	73,522
International Value Portfolio - Initial Shares (DVIV)	2,184	15,009
Capital Appreciation Fund II - Service Shares (FCA2S)	3,915	83,068
High Income Bond Fund II - Service Shares (FHIBS)	499,818	742,634
Quality Bond Fund II - Primary Shares (FQB)	7,630,978	27,724,555
Quality Bond Fund II - Service Shares (FQBS)	495,185	1,591,966
Contrafund Portfolio - Service Class 2 (FC2)	-	9,757
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	33,889	261,918
VIP Fund - Contrafund Portfolio - Service Class (FCS)	333,848	2,137,209
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	7,525,873	10,142,315
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	6,690,892	47,277,675
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	215,610	1,850,246
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	3,912,459	2,653,259
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	1,550	10,076
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,868,615	1,789,289
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	4,040	18,126
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	3,350,389	1,865,963

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	233,453	270,869
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	72,342	166,578
VIP Fund - Growth Portfolio - Service Class (FGS)	7,457,569	32,871,164
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	96,221	580,010
VIP Fund - High Income Portfolio - Service Class (FHIS)	3,405,530	13,169,586
VIP Fund - High Income Portfolio - Service Class R (FHISR)	48,241,371	51,574,055
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	10,344,797	21,063,706
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	4,228,857	15,020,612
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	233,054	2,490,068
VIP Fund - Overseas Portfolio - Service Class (FOS)	290,709	3,990,168
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	175,832	1,022,167
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,666,964	7,756,229
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	578,904	4,371,995
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,607,683	10,974,297
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	105,051	94,576
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	11,662,254	19,714,924
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	3,669,175	8,456,694
Templeton Foreign Securities Fund - Class 2 (TIF2)	947	3,486
Templeton Foreign Securities Fund - Class 3 (TIF3)	3,237,278	3,767,282
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	12,636,142	12,159,313
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	1,920,361	2,143,079
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	2,571,833	9,262,614
Guardian Portfolio - I Class Shares (AMGP)	1,006	9,493
International Portfolio - S Class Shares (AMINS)	-	77
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	87,442	249,228
Partners Portfolio - I Class Shares (AMTP)	12,130	21,639
Regency Portfolio - S Class Shares (AMRS)	12	1,112
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	2,483,265	2,864,772
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,997,991	3,139,089
Capital Appreciation Fund/VA - Service Class (OVCAFS)	2	1,656
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	87,503	641,382
Global Securities Fund/VA - Class 3 (OVGS3)	3,147,567	18,896,233
Global Securities Fund/VA - Non-Service Shares (OVGS)	914,540	15,437,055
Global Securities Fund/VA - Service Class (OVGSS)	25,627	752,681
High Income Fund/VA - Class 3 (OVHI3)	1,041,088	2,694,357
High Income Fund/VA - Non-Service Shares (OVHI)	11,078	61,318
High Income Fund/VA - Service Class (OVHIS)	2,617	3,632
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	26,145,154	47,127,022
Main Street Fund(R)/VA - Service Class (OVGIS)	101,947	606,880
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	13,102,994	10,727,417
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	2,007	36,293
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	4,406,045	17,581,347
Global Strategic Income Fund/VA: Service Shares (OVSBS)	709,582	1,390,050
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	7,214,686	4,820,409
Low Duration Portfolio - Advisor Class (PMVLAD)	18,026,348	12,973,874
Real Return Portfolio - Administrative Class (PMVRRA)	985,715	665,928
Total Return Portfolio - Administrative Class (PMVTRA)	775,296	976,068
Total Return Portfolio - Advisor Class (PMVTRD)	7,680,911	1,342,819
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	281	1,066
Capital Growth Portfolio - Class II (ACEG2)	103,504	408,611
Comstock Portfolio - Class II (ACC2)	162,546	1,811,290
V.I. Basic Value Fund - Series II (AVBV2)	1,440	6,937
V.I. Capital Appreciation Fund - Series I (AVCA)	2,582	46,932
V.I. Capital Appreciation Fund - Series II (AVCA2)	166,132	223,729
V.I. Capital Development Fund - Series II (AVCD2)	1,527,672	1,365,325
V.I. Core Equity Fund - Series I (AVGI)	20,287	363,443
V.I. Core Equity Fund - Series II (AVCE2)	74,209	232,958
V.I. Equity and Income Fund - Series I (IVKEI1)	288,420	26,752
V.I. Global Health Care Fund - Series I (IVHS)	41,580	62,561
V.I. Global Real Estate Fund - Series I (IVRE)	231,229	241,900
Diversified Stock Fund Class A Shares (VYDS)	48,008	1,105,354
Micro-Cap Portfolio - Investment Class (ROCMC)	150,343	221,106
Series D (Global Series) (SBLD)	38,651	15,222
Series J (Mid Cap Growth Series) (SBLJ)	21,124	35,749
Series N (Managed Asset Allocation Series) (SBLN)	2,280	44,122
Series O (All Cap Value Series) (SBLO)	152,245	414,206
Series P (High Yield Series) (SBLP)	192,178	204,191
Series Q (Small Cap Value Series) (SBLQ)	340,577	458,233
Series V (Mid Cap Value Series) (SBLV)	323,168	632,158
Series X (Small Cap Growth Series) (SBLX)	46,405	79,187
Series Y (Select 25 Series) (SBLY)	13,744	16,399
Blue Chip Growth Portfolio - II (TRBCG2)	1	1
Equity Income Portfolio - II (TREI2)	1,586	2,342
Health Sciences Portfolio - II (TRHS2)	10,423,898	3,793,554
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)	2,093,411	7,973,010
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	540,056	3,514,298
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	10,355,041	15,601,914
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	735,102	2,762,949
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	5,545,574	57,364,112
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	5,490,805	12,629,514
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	6,876,846	24,340,416
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	5,085,135	29,604,174
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,492,661	5,498,133
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,849,007	4,634,634
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)	1,837,127	440,542
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	458,597	12,441,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	5,308,138	30,985,415
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	11,142,576	23,693,867
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	361,057	12,076,983
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)	1,000,986	4,681,872
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)	3,144,171	767,157
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	333,879	1,719,399
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	2,566,443	6,315,636
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	21,548,037	24,080,186
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	554,767	3,054,707
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	3,109,246	20,081,344
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,063,724	16,810,627
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	806,038	2,432,018
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	917,671	13,819,861
Advantage VT Opportunity Fund - Class 2 (SVOF)	108,348	113,670
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	35,408,278	39,917,032
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	156,581	1,619,578
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)	316,860	1,245,473
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	44,468	7,116,175
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	145,108	5,164,448
U.S. Equity Flex I Portfolio(obsolete) (WSCP)	138,709	4,646,618
V.I. Basic Balanced Fund - Series I(obsolete) (AVB)	80,028	290,516

Total	$928,919,352	$2,131,042,641

(5)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
2011	0.95% to 1.70%	50,679	$10.65 to $ 9.86	$517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
Sterling Capital Select Equity VIF (BBGI)
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.10 to 12.00	16,061,460	2.54%	21.01% to 19.95%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.10	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.70 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
VA International Equity Fund (HVIE)
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39% to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
2007	1.25%	2,342	13.93	32,613	1.73%	8.90%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.30%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.60% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.30%
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.90%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.20 to 3.70	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.70 to 2.41	14,382,179	0.09%	-44.50% to -45.21%
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.90%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.95% to 2.20%	2,777,451	$20.42 to $ 18.06	$55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.60 to 21.49	111,311,388	0.42%	77.37% to 74.00%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
2007	0.95% to 2.70%	6,157,632	29.30 to 26.59	178,045,971	0.44%	26.85% to 24.76%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.80% to 24.96%
Investors Growth Stock Series - Service Class (MIGSC)
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.70	147,243	0.29%	-37.77% to -38.4%
2007	1.25% to 2.25%	20,042	13.07 to 12.50	261,817	0.09%	9.63% to 8.51%
Mid Cap Growth Series - Service Class (MMCGSC)
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.50% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
New Discovery Series - Service Class (MNDSC)
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.10%
2007	1.50% to 2.60%	114,943	11.90 to 11.17	1,340,506	0.00%	0.71% to -0.42%
Value Series - Service Class (MVFSC)
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.80%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.60% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.20%
2007	0.95% to 2.20%	1,037,706	10.90 to 10.62	11,267,437	4.26%	4.45% to 3.14%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.90 to 9.29	731,256	4.73%	-11.80% to -12.78%
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
Mid Cap Growth Portfolio - Class I (MSVMG)
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.50%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.40%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.95% to 2.25%	9,880,961	$13.99 to $13.50	$137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.70%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
2007	0.95% to 2.55%	3,680,238	10.68 to 10.40	39,146,057	9.06%	2.00% to 0.37%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.40 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
2007	0.95% to 2.20%	2,609,463	12.20 to 11.95	31,717,801	2.69%	13.27% to 11.84%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
2007	0.95% to 2.00%	537,058	9.83 to 9.76	5,271,094	2.43%	-1.71% to -2.40%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.30 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.40 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
NVIT Emerging Markets Fund - Class VI (GEM6)
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.50% to -58.92%
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2011	0.95% to 2.20%	523,208	$ 10.97 to $ 9.51	$5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.90	799,141	1.41%	-46.57% to -47.06%
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
NVIT International Equity Fund - Class III (GIG3)
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.80 to 7.60	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8.00 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.90	3,028,279	1.57%	-20.62% to -20.99%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9.00	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.50% to -31.86%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.70 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class II (NVCBD2)
2011	1.50% to 2.50%	79,379	$ 11.57 to $ 11.14	$904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.80%	****
NVIT Fund - Class I (TRF)
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.90% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
2007	0.95% to 2.65%	18,302,786	15.50 to 11.15	279,523,271	1.05%	7.15% to 5.36%
NVIT Fund - Class II (TRF2)
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
NVIT Government Bond Fund - Class I (GBF)
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.20%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.70% to 4.84%
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
NVIT Government Bond Fund - Class II (GBF2)
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.60	10,524,843	3.10%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.30% to 4.12%
American Century NVIT Growth Fund - Class I (CAF)
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.50 to 4.70	29,698,562	0.56%	32.20% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
2007	0.95% to 2.50%	6,528,710	9.34 to 6.06	58,670,198	0.17%	18.40% to 16.62%
NVIT International Index Fund - Class VIII (GVIX8)
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	8.48 to 8.20	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
2007	0.95% to 2.20%	362,329	11.80 to 11.56	4,265,033	1.50%	8.34% to 6.97%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1.00%	26.00% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.90 to 8.79	46,171,625	2.06%	-37.44% to -38.58%
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.20%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.50	1,477,660	1.94%	15.66% to 15.00%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.60%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
2007	0.95% to 2.65%	7,077,704	12.40 to 11.20	86,027,776	3.28%	4.37% to 2.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.95% to 2.60%	15,869,278	$12.27 to $ 11.63	$212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.70 to 11.12	147,623,643	1.20%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.40%
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.20 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.70%
NVIT Money Market Fund - Class I (SAM)
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.80%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.10 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
2007	1.25%	269	17.49	4,704	1.71%	1.42%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.60% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.20	21,040,830	1.71%	-46.84% to -47.63%
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.30	56,087	0.27%	-36.76% to -37.04%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.95% to 2.60%	390,315	$ 8.27 to $ 7.78	$3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.20% to 24.10%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.60% to -38.17%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.70% to 6.87%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.10 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6.00	588,793	0.00%	-47.34% to -47.93%
2007	1.50% to 2.60%	103,133	12.28 to 11.52	1,241,038	0.00%	7.85% to 6.64%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20.00 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16.00 to 13.60	120,429,640	1.07%	-32.80% to -34.17%
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.10 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.40	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.70	2,575,248	0.59%	-39.28% to -39.96%
2007	1.50% to 2.60%	316,449	15.45 to 14.50	4,795,091	0.00%	0.36% to -0.77%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.20% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
2007	0.95% to 2.60%	9,025,394	15.10 to 12.83	133,623,996	3.91%	3.63% to 1.91%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.80	2,054,736	2.36%	-1.20% to -2.03%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.90	1,339,008	0.33%	29.77% to 28.98%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2011	1.50% to 2.60%	708,208	$ 13.25 to $ 12.86	$9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.90% to 10.64%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.30% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	****
2007	1.50% to 2.60%	301,006	15.88 to 14.90	4,684,007	0.71%	0% to -1.13%
VP Income & Growth Fund - Class I (ACVIG)
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.50%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.40%
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
VP Income & Growth Fund - Class II (ACVIG2)
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.50 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
2007	0.95% to 2.45%	4,431,444	11.80 to 10.99	51,890,335	4.19%	8.45% to 6.80%
VP International Fund - Class I (ACVI)
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
VP International Fund - Class III (ACVI3)
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.95% to 2.20%	958,698	$12.02 to $ 11.18	$11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
2007	0.95% to 2.70%	1,184,247	10.72 to 12.39	13,140,130	0.91%	-3.24% to -4.90%
VP Mid Cap Value Fund - Class II (ACVMV2)
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.90%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
VP Ultra(R) Fund - Class I (ACVU1)
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.30 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.90%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
2007	1.50% to 2.60%	152,411	12.10 to 11.35	1,808,127	0.00%	19.02% to 17.68%
VP Value Fund - Class I (ACVV)
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17.00 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.80%
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.90% to -28.71%
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	6.74 to 8.38	6,061,323	0.00%	-49.11% to -49.80%
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.40	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.30	29,718,594	0.83%	-31.57% to -32.57%
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.60% to -2.91%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.10	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
Appreciation Portfolio - Service Shares (DCAPS)
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.70	1,765,657	2.67%	20.40% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9.00 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.90	123,595	1.08%	-38.19% to -38.56%
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
International Value Portfolio - Initial Shares (DVIV)
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund II - Service Shares (FCA2S)
2011	1.50% to 2.60%	50,099	$ 10.35 to $ 9.28	$ 496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
High Income Bond Fund II - Service Shares (FHIBS)
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.20% to -28.02%
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
Quality Bond Fund II - Service Shares (FQBS)
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.70 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
2007	1.50% to 2.60%	1,171,503	18.00 to 16.89	20,703,707	0.75%	15.53% to 14.24%
Fidelity(R) VIP Fund - Value Strategies Portfolio -Service Class 2 (FVSS2)
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.80% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.80% to 26.30%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.40	265,365,034	2.08%	-43.25% to -44.34%
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
VIP Fund -Equity-Income Portfolio - Service Class 2 (FEI2)
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.30	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.30%
2007	1.50% to 2.60%	1,101,407	14.07 to 13.20	15,223,234	1.58%	-0.25% to -1.37%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
2007	1.25%	2,743	12.40	34,024	2.15%	7.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.95% to 1.95%	763,176	$10.88 to $ 10.27	$8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.60	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
2007	1.25% to 2.25%	3,382	13.19 to 12.84	43,848	2.13%	8.59% to 7.48%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.30 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.60 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.10% to -48.68%
2007	1.50% to 2.60%	450,197	13.42 to 12.60	5,923,337	0.39%	24.75% to 23.35%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%
2007	0.95% to 2.55%	10,440,891	10.92 to 9.73	116,457,034	6.02%	1.68% to 0.06%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.30 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	****
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.20%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.10	36,894,241	0.64%	38.69% to 36.50%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
2007	0.95% to 2.65%	3,720,767	11.30 to 14.92	43,912,299	0.76%	14.38% to 12.48%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.60% to 12.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.95% to 2.20%	1,153,475	$12.51 to $ 8.96	$14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.10	22,758,715	2.28%	-44.40% to -45.10%
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14.00%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.50%	55.90% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
2007	0.95% to 2.50%	1,995,932	16.10 to 14.75	31,684,564	0.95%	4.59% to 3.02%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.20	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
2007	0.95% to 2.30%	5,243,133	11.45 to 11.20	59,809,002	4.36%	2.77% to 1.41%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.50	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.20	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%
2007	0.95% to 2.30%	1,629,698	13.63 to 19.90	23,911,115	1.70%	27.47% to 25.86%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
2007	1.25%	5,496	18.61	102,271	1.90%	14.01%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.40%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.20% to 3.38%
2007	0.95% to 2.70%	2,850,554	11.52	32,899,638	2.47%	9.97% to 8.07%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.20%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.95% to 2.35%	2,113,398	$ 10.75 to $ 9.50	$22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.30%
Guardian Portfolio - I Class Shares (AMGP)
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.60% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
2007	0.95% to 2.30%	4,032,425	21.32 to 13.29	80,055,450	0.26%	6.36% to 4.97%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.70%
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15.00 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
Partners Portfolio - I Class Shares (AMTP)
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.40 to 6.90	45,631,990	0.46%	-52.85% to -53.60%
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
Regency Portfolio - S Class Shares (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
2007	0.95% to 2.15%	536,697	10.42 to 12.60	5,708,166	0.46%	2.07% to 0.87%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.30%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.90 to 9.09	3,549,018	0.04%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.80 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.60	91,407,219	1.60%	-40.76% to -41.86%
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.30% to 3.34%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Service Class (OVGSS)
2011	1.50% to 2.60%	125,525	$14.25 to $ 12.79	$1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
2007	1.50% to 2.60%	370,311	17.20 to 16.14	6,237,525	1.22%	4.48% to 3.31%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
2007	0.95% to 2.25%	182,957	9.60 to 9.52	1,752,944	0.00%	-4.00% to -4.85%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.95% to 1.55%	21,860	3.01 to 2.91	64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.80%
2008	0.95% to 1.70%	58,162	2.20 to 2.29	128,455	8.37%	-78.88% to -79.10%
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
High Income Fund/VA - Service Class (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.50	23,306	7.46%	-78.84%
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.70%
Main Street Fund(R)/VA - Service Class (OVGIS)
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.10	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.30	3,018,113	1.37%	-39.55% to -40.22%
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.14% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.90% to 6.69%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.90 to 10.83	3,876,841	0.81%	8.97% to 8.27%	****
Low Duration Portfolio -Advisor Class (PMVLAD)
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2011	0.95% to 1.30%	86,160	$14.23 to $ 13.96	$1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
Total Return Portfolio - Advisor Class (PMVTRD)
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.60%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
Capital Growth Portfolio - Class II (ACEG2)
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.90 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
Comstock Portfolio - Class II (ACC2)
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.80% to -4.88%
V.I. Basic Value Fund -Series II (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.40	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.10 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.40% to -1.29%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	9.00 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.10%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
V.I. Capital Development Fund - Series II (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
V.I. Core Equity Fund - Series I (AVGI)
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.30%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
V.I. Core Equity Fund - Series II (AVCE2)
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
V.I. Equity and Income Fund - Series I (IVKEI1)
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	*	***

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Global Health Care Fund - Series I (IVHS)
2011	0.95% to 1.25%	7,570	$11.33 to $ 11.14	$84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.40%	26.50% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
2007	0.95% to 1.15%	6,191	11.80 to 11.76	72,864	0.00%	10.90% to 10.53%
V.I. Global Real Estate Fund - Series I (IVRE)
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.60 to 8.49	310,149	0.00%	30.30% to 29.82%
2008	0.95% to 1.30%	32,265	6.60 to 6.54	212,007	5.42%	-45.18% to -45.36%
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.30% to -6.85%
Diversified Stock Fund Class A Shares (VYDS)
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.10 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
2007	0.95% to 2.15%	975,201	14.33 to 12.87	13,517,054	0.67%	8.90% to 7.64%
Micro-Cap Portfolio - Investment Class (ROCMC)
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.10%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3.00% to 2.64%
Series D (Global Series) (SBLD)
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.8% to -39.17%
2007	1.10% to 1.30%	15,283	12.50 to 12.46	190,962	0.00%	7.67% to 7.32%
Series J (Mid Cap Growth Series) (SBLJ)
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
2007	0.95% to 1.30%	6,602	9.13 to 9.08	60,149	0.00%	-11.36% to -11.67%
Series N (Managed Asset Allocation Series) (SBLN)
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
Series O (All Cap Value Series) (SBLO)
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7.00	826,269	0.00%	-39.03% to -39.24%
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
Series P (High Yield Series) (SBLP)
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.20% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
Series Q (Small Cap Value Series) (SBLQ)
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.80%
2008	0.95% to 1.30%	64,592	7.16 to 7.10	460,344	0.00%	-39.17% to -39.37%
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
Series V (Mid Cap Value Series) (SBLV)
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series X (Small Cap Growth Series) (SBLX)
2011	1.10% to 1.15%	8,735	$ 9.38 to $ 9.36	$81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
Series Y (Select 25 Series) (SBLY)
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.20	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.20% to -7.39%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.40 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.20% to -43.97%
2007	0.95% to 2.20%	1,844,368	11.78 to 13.30	22,155,421	0.10%	11.41% to 10.07%
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.10 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
Health Sciences Portfolio - II (TRHS2)
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
2007	0.95% to 2.20%	1,160,958	28.82 to 35.46	42,349,252	0.47%	36.30% to 34.57%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.80 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.50% to -27.59%
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.80%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2011	0.95% to 2.25%	9,558,169	$ 11.40 to $ 9.89	$107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.70 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1.00%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.40%
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.60% to 14.09%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.30 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.40 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.30	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.30	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.70	151,814,844	0.00%	-36.88% to -37.83%
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.70	56,854,592	0.61%	-22.56% to -23.76%
2007	0.95% to 2.50%	5,514,524	15.57 to 13.89	84,027,517	7.66%	2.87% to 1.29%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.70% to -43.62%
2007	0.95% to 2.45%	6,280,053	14.70 to 13.24	89,962,290	0.58%	20.14% to 18.41%
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.10 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.50 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
2007	0.95% to 2.50%	1,245,741	13.63 to 13.10	16,820,762	0.02%	11.54% to 9.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.90	37,949,287	1.07%	0.06% to -1.40%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	0.95% to 2.25%	565,907	$14.97 to $ 13.57	$8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to -18.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.80	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
2007	0.95% to 2.50%	9,699,144	14.50 to 14.16	137,088,431	0.00%	23.18% to 21.33%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.30%
2008	0.95% to 2.45%	7,141,914	9.10 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.50%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%
2007	0.95% to 2.15%	921,499	12.77 to 13.30	12,023,934	0.01%	-5.05% to -6.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.40%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53	115,970,544	0.93%	0.92% to -0.55%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79	148,802,499	0.62%	5.61% to 3.80%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	****
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	****
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
2007	1.50% to 2.60%	43,489	11.46 to 10.76	488,122	1.33%	-11.22% to -12.22%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.30%	****
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
Gartmore NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
2007	0.95% to 2.20%	930,932	20.25 to 14.04	18,529,122	0.39%	18.75% to 17.25%
Gartmore NVIT Worldwide Leaders Fund -Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.10	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.80% to 17.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	$ 9.29 to $ 10.11	$3,287,420	1.67%	-41.60% to -42.01%
2007	0.95% to 1.65%	429,076	15.90 to 17.44	6,859,987	1.06%	15.48% to 14.66%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
2007	0.95% to 1.25%	189,766	13.07 to 15.58	2,512,874	0.00%	-4.87% to -5.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.95% to 1.95%	543,845	10.40 to 10.02	5,600,904	5.50%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	9.64 to 7.70	57,262,331	2.68%	-26.26% to -27.34%
2007	0.95% to 2.40%	8,194,862	13.07 to 10.55	103,890,742	2.20%	3.63% to 2.15%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio -Service Shares (obsolete) (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.90 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
Mid Cap Growth VIF (obsolete) (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
2007	1.25%	1,311	18.27	23,954	3.02%	-2.30%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.95% to 2.15%	331,596	13.30 to 12.08	4,332,608	1.10%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.20	4,511,348	2.07%	-46.73% to -47.60%
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.30%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
2007	1.25%	241	16.74	4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.10%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51.00% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.20%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.60% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9.00	11,674,270	1.12%	-33.84% to -34.81%
2007	0.95% to 2.30%	2,001,101	14.50 to 13.81	28,780,769	0.96%	1.47% to 0.14%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	$12.30 to $ 12.16	$4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
2007	0.95% to 2.05%	51,932	11.69 to 10.92	592,270	2.78%	1.23% to 0.14%
V.I. Large Cap Growth Fund - Series I (obsolete) (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.60%
2007	0.95% to 2.05%	46,389	11.73 to 11.51	541,476	0.03%	14.54% to 13.32%
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800
2009	Reserves for annuity contracts in payout phase:			81,634,158
2009	Contract owners equity:			$7,961,391,641
2008	Reserves for annuity contracts in payout phase:			67,678,494
2008	Contract owners equity:			$7,651,606,707
2007	Reserves for annuity contracts in payout phase:			100,490,623
2007	Contract owners equity:			$14,026,009,866

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.